UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07899 and 811-07885

Name of Fund:	BlackRock Index Funds, Inc.:
BlackRock International Index Fund
BlackRock S&P 500 Index Fund
BlackRock Small Cap Index Fund

Quantitative Master Series LLC:
Master International Index Series
Master S&P 500 Index Series
Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 03/31/2012

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock International Index Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master International Index Series of Quantitative Master Series LLC	$251,866,657
Total Investments (Cost - $229,358,899) – 100.3%	251,866,657
Liabilities in Excess of Other Assets – (0.3)%	(668,130)
Net Assets – 100.0%	$251,198,527

BlackRock International Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2012, the value of the investment and the percentage owned by the Fund of the Series was $251,866,657 and 41.2%, respectively.

•	The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the Fund’s investment in the Series was classified as Level 2.

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2012

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock S&P 500 Index Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master S&P 500 Index Series of Quantitative Master Series LLC	$1,962,138,039
Total Investments (Cost - $1,385,298,968) – 100.7%	1,962,138,039
Liabilities in Excess of Other Assets – (0.7)%	(13,823,903)
Net Assets – 100.0%	$1,948,314,136

BlackRock S&P 500 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2012, the value of the investment and the percentage owned by the Fund of the Series was $1,962,138,039 and 77.7%, respectively.

•	The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the Fund’s investment in the Series was classified as Level 2.

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2012

Schedule of Investments March 31, 2012 (Unaudited)	BlackRock Small Cap Index Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Small Cap Index Series of Quantitative Master Series LLC	$90,219,811
Total Investments (Cost - $64,391,277) – 101.4%	90,219,811
Liabilities in Excess of Other Assets – (1.4)%	(1,235,052)
Net Assets – 100.0%	$88,984,759

BlackRock Small Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2012, the value of the investment and the percentage owned by the Fund of the Series was $90,219,811 and 15.9%, respectively.

•	The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2012, the Fund’s investment in the Series was classified as Level 2.

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2012

Schedule of Investments March 31, 2012 (Unaudited)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 8.2%
AGL Energy Ltd.	26,444	$404,195
Alumina Ltd.	146,647	188,293
Amcor Ltd.	69,862	538,789
AMP Ltd.	163,219	730,998
APA Group	32,657	172,940
Asciano Ltd.	54,023	274,883
ASX Ltd.	9,826	337,896
Australia & New Zealand Banking Group Ltd.	150,761	3,636,992
Bendigo and Adelaide Bank Ltd.	22,401	180,108
BGP Holdings Plc	783,183	10
BHP Billiton Ltd.	183,777	6,625,091
Boral Ltd.	44,756	187,585
Brambles Ltd.	84,623	622,605
Caltex Australia Ltd.	8,111	116,706
Campbell Brothers Ltd.	3,710	259,381
CFS Retail Property Trust	110,926	205,513
Coca-Cola Amatil Ltd.	32,393	418,501
Cochlear Ltd.	3,420	219,097
Commonwealth Bank of Australia Ltd.	90,196	4,680,547
Computershare Ltd.	24,165	225,579
Crown Ltd.	24,077	217,280
CSL Ltd.	29,936	1,114,765
Dexus Property Group	265,267	239,719
Echo Entertainment Group Ltd.	41,348	188,511
Fairfax Media Ltd.	134,235	101,044
Fortescue Metals Group Ltd.	71,171	429,481
Goodman Group	390,837	280,588
GPT Group	97,208	314,499
Harvey Norman Holdings Ltd.	31,404	65,455
Iluka Resources Ltd.	23,867	442,587
Incitec Pivot Ltd.	90,825	297,744
Insurance Australia Group Ltd.	118,464	418,290
Leighton Holdings Ltd.	9,101	200,363
Lend Lease Group	29,648	230,041
Lynas Corp. Ltd. (a)	102,974	117,600
Macquarie Group Ltd.	19,925	602,793
Metcash Ltd.	46,356	206,477
Mirvac Group	187,413	227,886
National Australia Bank Ltd.	126,122	3,219,655
Newcrest Mining Ltd.	43,787	1,346,743
Orica Ltd.	20,805	604,985
Origin Energy Ltd.	62,109	859,390
OZ Minerals Ltd.	19,005	192,761
Qantas Airways Ltd. (a)	66,688	123,540
QBE Insurance Group Ltd.	63,797	936,218
QR National Ltd.	96,833	374,956
Ramsay Health Care Ltd.	7,893	159,947
Rio Tinto Ltd.	24,929	1,691,064
Santos Ltd.	54,005	797,452
Sims Metal Management Ltd.	9,960	152,142
Sonic Healthcare Ltd.	20,406	264,665
SP AusNet	85,630	95,398
Stockland	132,601	404,317
Suncorp Group Ltd.	73,552	641,520

Common Stocks	Shares	Value
Australia (concluded)
Sydney Airport	19,838	$59,029
Tabcorp Holdings Ltd.	42,827	120,702
Tatts Group Ltd.	80,577	206,447
Telstra Corp. Ltd.	249,038	848,228
Toll Holdings Ltd.	37,114	226,347
Transurban Group	74,603	432,357
Wesfarmers Ltd., Ordinary Shares	57,545	1,791,851
Westfield Group	125,462	1,150,250
Westfield Retail Trust	165,793	444,069
Westpac Banking Corp.	173,421	3,936,446
Woodside Petroleum Ltd.	36,869	1,332,450
Woolworths Ltd.	70,095	1,887,607
WorleyParsons Ltd.	10,886	322,528
		50,343,896
Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	10,557	243,947
Immoeast AG NPV	30,711	—
IMMOFINANZ Immobilien Anlagen AG (a)	59,208	215,293
OMV AG	9,203	327,318
Raiffeisen Bank International AG	2,936	103,937
Telekom Austria AG	17,983	209,497
Verbund AG	4,091	124,523
Vienna Insurance Group	2,307	101,755
Voestalpine AG	5,928	199,920
		1,526,190
Belgium — 1.0%
Ageas	122,805	270,115
Anheuser-Busch InBev NV	45,938	3,345,608
Bekaert SA	2,227	71,806
Belgacom SA	8,423	270,907
Colruyt SA	4,551	182,817
Delhaize Group	5,690	299,295
Groupe Bruxelles Lambert SA	4,557	352,864
KBC Bancassurance Holding	8,799	221,305
Mobistar SA	1,776	88,531
Solvay SA	3,362	398,233
UCB SA	5,550	239,549
Umicore SA	6,419	353,795
		6,094,825
Bermuda — 0.1%
Seadrill Ltd.	18,781	705,226
China — 0.0%
Foxconn International Holdings Ltd. (a)	130,313	92,809
Denmark — 1.1%
A.P. Moller - Maersk A/S, Class A	29	214,046
A.P. Moller - Maersk A/S, Class B	76	588,743
Carlsberg A/S, Class B	6,114	507,206
Coloplast A/S, Class B	1,231	213,371
Danske Bank A/S (a)	37,285	633,768
DSV A/S	10,407	236,907

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	1

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Denmark (concluded)
Novo-Nordisk A/S, Class B	24,333	$3,378,871
Novozymes A/S, Class B	13,043	380,802
TDC A/S	29,750	216,713
Tryg A/S	1,473	83,202
Vestas Wind Systems A/S (a)	12,240	124,487
William Demant Holding A/S (a)	1,402	131,005
		6,709,121
Finland — 0.9%
Elisa Corp.	8,497	203,765
Fortum Oyj	25,392	616,509
Kesko Oyj, Class B	4,020	130,416
Kone Oyj, Class B	8,899	495,519
Metso Oyj	7,183	306,942
Neste Oil Oyj	7,701	94,818
Nokia Oyj	214,194	1,171,802
Nokian Renkaat Oyj	6,140	299,214
Orion Oyj	5,772	114,116
Pohjola Bank Plc, Class A	8,200	90,859
Sampo Oyj, Class A	24,017	693,995
Sanoma Oyj	4,486	57,379
Stora Enso Oyj, Class R	31,784	236,323
UPM-Kymmene Oyj	29,819	406,136
Wartsila Oyj	9,437	355,856
		5,273,649
France — 8.6%
Accor SA	8,187	292,194
Aeroports de Paris	2,081	170,879
Air Liquide	16,234	2,164,933
Alcatel-Lucent SA (a)	129,464	295,128
Alstom SA	11,787	460,063
Arkema	3,077	286,958
Atos Origin SA (a)	2,978	171,756
AXA SA	99,560	1,652,188
BNP Paribas SA	55,282	2,629,773
Bouygues SA	10,615	323,703
Bureau Veritas SA	3,013	265,290
Cap Gemini SA	8,370	374,655
Carrefour SA	33,019	791,391
Casino Guichard Perrachon SA	3,089	304,526
Christian Dior SA	3,116	478,658
Cie Generale de Geophysique - Veritas (a)	7,907	234,999
Cie Generale des Etablissements Michelin, Class B	10,292	766,704
CNP Assurances	8,926	139,316
Compagnie de Saint-Gobain	22,973	1,024,985
Credit Agricole SA	56,586	352,336
Danone SA	33,411	2,330,605
Dassault Systemes SA	3,275	301,582
Edenred	8,719	262,430
EDP Renoveveis SA	13,481	307,764
Eiffage SA	2,433	93,994
Essilor International SA	11,500	1,025,300
Eurazeo	1,897	96,619
Eutelsat Communications SA	7,320	270,740

Common Stocks	Shares	Value
France (concluded)
Fonciere Des Regions	1,651	$132,666
France Telecom SA	106,072	1,573,139
GDF Suez	70,858	1,831,570
Gecina SA	1,318	137,698
Groupe Eurotunnel SA	30,231	262,707
ICADE	1,401	125,044
Iliad SA	1,150	158,549
Imerys SA	2,041	124,239
JC Decaux SA (a)	3,995	122,087
Klepierre	6,269	217,476
L’Oreal SA	13,753	1,697,419
Lafarge SA	11,493	547,716
Lagardere S.C.A.	7,093	218,996
Legrand Promesses	12,789	470,930
LVMH Moet Hennessy Louis Vuitton SA	14,526	2,499,697
Natixis	55,575	214,127
Neopost SA	1,983	127,628
Pernod-Ricard SA	11,356	1,187,328
Peugeot SA	12,517	201,696
Pinault-Printemps-Redoute	4,352	748,739
Publicis Groupe	8,287	456,859
Renault SA	10,988	579,569
Safran SA	9,384	344,876
Sanofi-Aventis	65,194	5,058,501
Schneider Electric SA	28,006	1,832,175
Scor SE	9,544	257,958
Societe BIC SA	1,729	173,553
Societe Generale SA	37,732	1,107,163
Societe Television Francaise 1	6,621	81,050
Sodexo Alliance SA	5,378	441,556
Suez Environnement Co.	15,314	234,932
Technip SA	5,673	669,895
Thales SA	5,462	204,512
Total SA	121,470	6,204,630
Unibail-Rodamco SE	5,258	1,051,892
Vallourec SA	6,439	408,048
Veolia Environnement SA	20,443	338,723
Vinci SA	25,857	1,347,322
Vivendi SA	71,330	1,309,877
Wendel SA	1,975	168,844
		52,740,855
Germany — 8.4%
Adidas-Salomon AG	11,965	934,953
Allianz AG, Registered Shares	26,006	3,103,856
Axel Springer AG	2,378	120,136
BASF SE	52,558	4,595,644
Bayer AG, Registered Shares	47,317	3,327,750
Bayerische Motoren Werke AG	18,942	1,703,954
Bayerische Motoren Werke AG, Preference Shares	3,137	186,328
Beiersdorf AG	5,698	371,742
Brenntag AG	2,589	316,991
Celesio AG	5,109	92,465
Commerzbank AG (a)	207,830	526,155
Continental AG (a)	4,561	430,575

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	2

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Germany (concluded)
Daimler AG, Registered Shares	51,860	$3,127,170
Deutsche Bank AG, Registered Shares	53,183	2,647,933
Deutsche Boerse AG	11,150	750,766
Deutsche Lufthansa AG, Registered Shares	13,760	192,414
Deutsche Post AG, Registered Shares	48,399	931,628
Deutsche Telekom AG, Registered Shares	160,695	1,936,078
E.ON AG	103,038	2,468,484
Fraport AG	2,208	138,277
Fresenius Medical Care AG & Co.	11,996	849,195
Fresenius SE & Co. KGaA	6,502	666,748
GEA Group AG	9,807	338,287
Hannover Rueckversicherung AG, Registered Shares	3,624	215,335
HeidelbergCement AG	8,037	485,303
Henkel KGaA	7,423	463,252
Henkel KGaA, Preference Shares	10,187	746,540
Hochtief AG	2,545	153,971
Infineon Technologies AG	62,125	634,941
K+S AG	9,846	514,915
Kabel Deutschland Holding AG (a)	5,035	310,820
Lanxess AG	4,724	390,170
Linde AG	9,769	1,752,413
MAN SE	3,626	482,663
Merck KGaA	3,670	406,122
Metro AG	7,213	278,908
Muenchener Rueckversicherungs AG, Registered Shares	10,260	1,547,218
Porsche Automobil Holding SE, Preference Shares	8,752	516,520
ProSieben SAT.1 Media AG, Preference Shares	4,601	118,238
RWE AG	27,994	1,336,829
RWE AG, Preference Shares	2,343	103,020
Salzgitter AG	2,347	128,802
SAP AG	52,650	3,677,373
Siemens AG, Registered Shares	47,082	4,747,937
Suedzucker AG	3,982	126,781
ThyssenKrupp AG	22,057	549,095
United Internet AG	6,459	121,735
Volkswagen AG	1,632	263,137
Volkswagen AG, Preference Shares	8,273	1,454,914
Wacker Chemie AG	940	82,865
		51,367,346
Greece — 0.1%
Coca Cola Hellenic Bottling Co. SA (a)	11,014	210,792
Hellenic Telecommunications Organization SA (a)	13,062	55,900
National Bank of Greece SA (a)	57,458	148,869
OPAP SA	13,417	130,374
		545,935

Common Stocks	Shares	Value
Hong Kong — 2.8%
AIA Group Ltd.	482,400	$1,770,946
ASM Pacific Technology Ltd.	11,904	174,334
Bank of East Asia Ltd.	87,132	327,692
BOC Hong Kong Holdings Ltd.	211,900	584,742
Cathay Pacific Airways Ltd.	71,263	132,064
Cheung Kong Holdings Ltd.	79,835	1,032,427
Cheung Kong Infrastructure Holdings Ltd.	28,500	173,479
CLP Holdings Ltd.	110,187	950,280
First Pacific Co. Ltd.	128,000	141,940
Galaxy Entertainment Group Ltd. (a)	75,000	206,260
Hang Lung Group Ltd.	49,000	317,908
Hang Lung Properties Ltd.	141,000	518,210
Hang Seng Bank Ltd.	43,753	582,139
Henderson Land Development Co., Ltd.	51,491	284,509
HKT Trust and HKT Ltd. (a)	8,021	6,239
The Hong Kong & China Gas Ltd.	271,450	696,443
Hong Kong Exchanges and Clearing Ltd.	58,727	988,396
Hopewell Holdings Ltd.	34,349	94,336
Hutchison Whampoa Ltd.	122,176	1,221,759
Hysan Development Co. Ltd.	37,791	151,410
Kerry Properties Ltd.	43,000	194,418
Li & Fung Ltd.	325,980	746,025
Lifestyle International Holdings Ltd.	34,966	89,077
The Link Real Estate Investment Trust	128,914	479,682
MTR Corp.	80,000	286,613
New World Development Ltd.	195,226	235,071
NWS Holdings Ltd.	81,500	125,167
Orient Overseas International Ltd.	12,557	89,372
PCCW Ltd.	240,000	86,017
Power Assets Holdings Ltd.	79,500	584,475
Sands China Ltd.	138,200	539,624
Shangri-La Asia Ltd.	83,905	184,079
Sino Land Co. Ltd.	161,263	258,617
SJM Holdings Ltd.	100,000	203,805
Sun Hung Kai Properties Ltd.	81,324	1,011,941
Swire Pacific Ltd., Class A	41,077	460,414
Wharf Holdings Ltd.	86,357	470,896
Wheelock & Co., Ltd.	55,000	166,355
Wing Hang Bank Ltd.	10,500	104,540
Wynn Macau Ltd.	85,600	250,185
Yue Yuen Industrial Holdings Ltd.	44,785	157,502
		17,079,388
Ireland — 0.3%
Anglo Irish Bank Corp. Plc (a)	62,641	1
CRH Plc	41,114	840,799
Elan Corp. Plc (a)	28,526	419,559
James Hardie Industries SE	26,189	209,269
Kerry Group Plc	7,930	366,715
Ryanair Holdings Plc (a)	10,891	65,084
		1,901,427

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	3

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Israel — 0.6%
Bank Hapoalim Ltd.	57,676	$213,945
Bank Leumi Le-Israel BM	64,052	203,706
Bezeq Israeli Telecommunication Corp. Ltd.	106,656	176,293
Cellcom Israel Ltd.	2,257	28,946
Delek Group, Ltd.	221	43,727
Elbit Systems Ltd.	1,210	47,264
Israel Chemicals Ltd.	24,833	286,893
The Israel Corp. Ltd.	136	92,897
Israel Discount Bank Ltd. (a)	43,694	58,240
Mizrahi Tefahot Bank Ltd.	7,472	67,876
Nice Systems Ltd. (a)	3,650	143,734
Partner Communications Co. Ltd.	4,638	35,674
Teva Pharmaceutical Industries Ltd.	53,860	2,429,758
		3,828,953
Italy — 2.2%
A2A SpA	58,120	46,612
Assicurazioni Generali SpA	66,783	1,036,768
Atlantia SpA	17,552	291,440
Autogrill SpA	6,158	65,006
Banca Carige SpA	43,211	56,742
Banca Monte dei Paschi di Siena SpA	293,226	123,648
Banco Popolare SpA	105,991	201,011
Enel Green Power SpA	105,171	199,887
Enel SpA	376,524	1,361,277
Eni SpA	137,508	3,222,520
Exor SpA	3,851	97,231
Fiat Industrial SpA (a)	43,695	466,273
Fiat SpA	42,139	247,761
Finmeccanica SpA	24,315	131,648
Intesa Sanpaolo SpA	576,290	1,032,939
Intesa Sanpaolo SpA, Non- Convertible Savings Shares	56,017	86,457
Luxottica Group SpA	6,367	230,047
Mediaset SpA	42,584	117,379
Mediobanca SpA	31,051	182,361
Pirelli & C SpA	14,294	170,058
Prysmian SpA	12,241	215,253
Saipem SpA	15,139	782,163
Snam Rete Gas SpA	91,827	441,595
Telecom Italia SpA	536,918	639,092
Telecom Italia SpA (Non- Convertible Savings Shares)	338,784	332,660
Terna SpA	66,683	267,815
UniCredit SpA (a)	231,514	1,159,381
Unione di Banche Italiane ScpA	48,776	206,750
		13,411,774
Japan — 21.2%
ABC-Mart, Inc.	1,600	60,300
Advantest Corp.	9,000	143,616
Aeon Co., Ltd.	34,200	450,520
Aeon Credit Service Co. Ltd.	4,500	71,216
Aeon Mall Co., Ltd.	4,400	102,777

Common Stocks	Shares	Value
Japan (continued)
Air Water, Inc.	8,000	$103,845
Aisin Seiki Co. Ltd.	10,800	384,104
Ajinomoto Co., Inc.	37,000	465,354
Alfresa Holdings Corp.	2,300	109,645
All Nippon Airways Co. Ltd.	50,000	151,088
Amada Co. Ltd.	21,000	142,624
Aozora Bank Ltd.	35,000	101,760
Asahi Glass Co. Ltd.	58,100	498,070
Asahi Group Holdings Ltd.	22,200	493,341
Asahi Kasei Corp.	72,000	446,908
Asics Corp.	9,000	102,785
Astellas Pharma, Inc.	25,500	1,050,321
The Bank of Kyoto Ltd.	19,000	173,171
The Bank of Yokohama Ltd.	69,000	346,982
Benesse Holdings, Inc.	3,600	179,429
Bridgestone Corp.	37,200	909,748
Brother Industries Ltd.	14,200	194,007
Canon, Inc.	64,900	3,104,561
Casio Computer Co. Ltd.	14,200	102,344
Central Japan Railway Co.	87	718,470
The Chiba Bank Ltd.	42,000	269,089
Chiyoda Corp.	9,000	115,325
Chubu Electric Power Co., Inc.	39,100	706,763
Chugai Pharmaceutical Co. Ltd.	12,200	226,024
The Chugoku Bank Ltd.	10,000	135,674
The Chugoku Electric Power Co., Inc.	16,500	307,335
Citizen Holdings Co. Ltd.	15,800	100,758
Coca-Cola West Co. Ltd.	3,200	56,354
Cosmo Oil Co. Ltd.	36,000	100,454
Credit Saison Co., Ltd.	8,900	181,464
Dai Nippon Printing Co., Ltd.	31,000	319,020
The Dai-ichi Life Insurance Co.	515	719,470
Daicel Chemical Corp.	18,000	116,597
Daido Steel Co. Ltd.	17,000	118,650
Daihatsu Motor Co. Ltd.	10,000	184,506
Daiichi Sankyo Co. Ltd.	38,600	705,566
Daikin Industries Ltd.	13,200	362,153
Dainippon Sumitomo Pharma Co. Ltd.	9,600	102,186
Daito Trust Construction Co. Ltd.	4,100	370,240
Daiwa House Industry Co. Ltd.	27,000	358,931
Daiwa Securities Group, Inc.	94,000	374,560
Dena Co. Ltd.	5,900	163,421
Denki Kagaku Kogyo KK	29,000	117,010
Denso Corp.	27,900	942,710
Dentsu, Inc.	10,113	324,006
East Japan Railway Co.	19,449	1,227,795
Eisai Co. Ltd.	14,500	576,559
Electric Power Development Co.	7,000	190,360
FamilyMart Co. Ltd.	3,800	161,047
Fanuc Ltd.	11,000	1,970,267
Fast Retailing Co. Ltd.	3,000	688,294
Fuji Electric Co., Ltd.	31,800	83,995
Fuji Film Holdings Corp.	26,500	627,280
Fuji Heavy Industries Ltd.	32,000	261,348

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	4

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
Fujitsu Ltd.	107,000	$568,018
Fukuoka Financial Group, Inc.	41,000	182,742
Furukawa Electric Co. Ltd.	38,000	101,843
Gree, Inc.	5,600	141,096
GS Yuasa Corp.	21,000	116,114
The Gunma Bank Ltd.	23,000	123,551
The Hachijuni Bank Ltd.	25,000	147,935
Hakuhodo DY Holdings, Inc.	1,400	88,431
Hamamatsu Photonics KK	4,000	152,210
Hino Motors Ltd.	16,000	116,717
Hirose Electric Co. Ltd.	1,900	200,698
The Hiroshima Bank Ltd.	30,000	137,431
Hisamitsu Pharmaceutical Co., Inc.	3,700	175,676
Hitachi Chemical Co. Ltd.	6,300	114,316
Hitachi Construction Machinery Co. Ltd.	6,500	145,394
Hitachi High-Technologies Corp.	3,700	88,876
Hitachi Ltd.	259,000	1,675,712
Hitachi Metals Ltd.	10,000	125,263
Hokkaido Electric Power Co., Inc.	11,000	161,781
Hokuhoku Financial Group, Inc.	75,100	143,950
Hokuriku Electric Power Co.	10,100	182,908
Honda Motor Co. Ltd.	93,300	3,593,374
Hoya Corp.	24,900	562,298
Ibiden Co. Ltd.	7,300	188,765
Idemitsu Kosan Co. Ltd.	1,300	130,080
IHI Corp.	79,000	200,811
Inpex Corp.	126	856,738
Isetan Mitsukoshi Holdings Ltd.	20,505	242,185
Isuzu Motors Ltd.	67,000	395,325
ITOCHU Corp.	86,200	944,478
Itochu Techno-Solutions Corp.	1,600	71,627
The Iyo Bank Ltd.	15,000	133,297
J. Front Retailing Co. Ltd.	28,600	160,609
Japan Petroleum Exploration Co.	1,600	75,034
Japan Prime Realty Investment Corp.	41	118,289
Japan Real Estate Investment Corp.	30	264,519
Japan Retail Fund Investment Corp.	113	168,149
The Japan Steel Works Ltd.	19,000	131,136
Japan Tobacco, Inc.	258	1,460,398
JFE Holdings, Inc.	26,400	573,988
JGC Corp.	12,000	374,494
The Joyo Bank Ltd.	39,000	179,225
JS Group Corp.	14,900	313,680
JSR Corp.	9,600	194,786
JTEKT Corp.	13,400	162,207
Jupiter Telecommunications Co. Ltd.	104	104,163
JX Holdings, Inc.	128,460	801,488
Kajima Corp.	50,800	155,087
Kamigumi Co. Ltd.	15,000	124,545
Kaneka Corp.	17,000	103,125
The Kansai Electric Power Co., Inc.	43,000	666,678

Common Stocks	Shares	Value
Japan (continued)
Kansai Paint Co. Ltd.	13,000	$131,794
Kao Corp.	30,100	793,743
Kawasaki Heavy Industries Ltd.	77,000	237,966
Kawasaki Kisen Kaisha Ltd.	44,000	97,810
KDDI Corp.	167	1,086,593
Keikyu Corp.	28,000	245,194
Keio Electric Railway Co. Ltd.	31,000	222,432
Keisei Electric Railway Co. Ltd.	17,000	131,853
Keyence Corp.	2,492	589,986
Kikkoman Corp.	7,000	81,320
Kinden Corp.	6,000	46,469
Kintetsu Corp.	92,000	350,521
Kirin Holdings Co. Ltd.	47,000	611,994
Kobe Steel Ltd.	135,000	220,762
Koito Manufacturing Co., Ltd.	6,000	97,624
Komatsu Ltd.	54,300	1,561,367
Konami Corp.	5,600	160,370
Konica Minolta Holdings, Inc.	26,000	229,417
Kubota Corp.	67,000	648,538
Kuraray Co. Ltd.	19,100	271,646
Kurita Water Industries Ltd.	6,800	167,411
Kyocera Corp.	8,800	813,989
Kyowa Hakko Kirin Co. Ltd.	13,000	145,145
Kyushu Electric Power Co., Inc.	22,600	322,650
Lawson, Inc.	3,600	226,788
Mabuchi Motor Co. Ltd.	1,600	73,099
Makita Corp.	6,100	247,611
Marubeni Corp.	95,000	690,860
Marui Group Co. Ltd.	13,400	112,339
Maruichi Steel Tube Ltd.	2,700	63,304
Mazda Motor Corp. (a)	141,400	250,469
McDonald’s Holdings Co. Japan Ltd.	4,000	106,237
Medipal Holdings Corp.	8,800	114,497
Meiji Holdings Co. Ltd.	4,093	179,325
Miraca Holdings, Inc.	3,300	129,234
Mitsubishi Chemical Holdings Corp.	77,000	414,318
Mitsubishi Corp.	80,500	1,883,858
Mitsubishi Electric Corp.	111,000	991,184
Mitsubishi Estate Co. Ltd.	72,000	1,294,709
Mitsubishi Gas Chemical Co., Inc.	23,000	154,758
Mitsubishi Heavy Industries Ltd.	174,200	848,812
Mitsubishi Logistics Corp.	7,000	83,259
Mitsubishi Materials Corp.	67,000	213,871
Mitsubishi Motors Corp. (a)	212,000	242,269
Mitsubishi Tanabe Pharma Corp.	13,500	190,098
Mitsubishi UFJ Financial Group, Inc.	728,974	3,658,258
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,500	154,749
Mitsui & Co. Ltd.	99,500	1,642,176
Mitsui Chemicals, Inc.	49,000	149,443
Mitsui Fudosan Co. Ltd.	48,000	926,924
Mitsui OSK Lines Ltd.	63,000	276,491
Mizuho Financial Group, Inc.	1,305,464	2,147,842

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	5

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (continued)
MS&AD Insurance Group Holdings, Inc.	32,670	$675,888
Murata Manufacturing Co. Ltd.	11,600	692,103
Nabtesco Corp.	5,700	118,029
Namco Bandai Holdings, Inc.	11,700	169,728
NEC Corp. (a)	157,000	330,212
NGK Insulators Ltd.	15,000	216,091
NGK Spark Plug Co. Ltd.	9,000	129,431
NHK Spring Co. Ltd.	8,800	95,607
Nidec Corp.	6,200	566,835
Nikon Corp.	19,500	598,917
Nintendo Co. Ltd.	5,700	865,744
Nippon Building Fund, Inc.	34	323,669
Nippon Electric Glass Co.	23,500	206,811
Nippon Express Co., Ltd.	51,000	200,188
Nippon Meat Packers, Inc.	10,000	127,683
Nippon Paper Group, Inc.	5,894	123,051
Nippon Sheet Glass Co. Ltd.	51,000	78,859
Nippon Steel Corp.	292,000	809,910
Nippon Telegraph & Telephone Corp.	24,976	1,132,015
Nippon Yusen KK	84,000	266,115
The Nishi-Nippon City Bank Ltd.	41,000	116,099
Nissan Motor Co. Ltd.	142,300	1,530,014
Nisshin Seifun Group, Inc.	11,500	139,743
Nisshin Steel Co. Ltd.	38,000	64,395
Nissin Foods Holdings Co. Ltd.	3,500	131,002
Nitori Holdings Co. Ltd.	1,950	176,347
Nitto Denko Corp.	9,310	379,655
NKSJ Holdings, Inc.	21,375	481,562
NOK Corp.	6,200	136,546
Nomura Holdings, Inc.	207,700	925,748
Nomura Real Estate Holdings, Inc.	5,700	101,345
Nomura Real Estate Office Fund, Inc.	16	95,517
Nomura Research Institute Ltd.	6,100	152,414
NSK Ltd.	24,000	186,850
NTN Corp.	29,000	123,913
NTT Data Corp.	69	244,458
NTT DoCoMo, Inc.	874	1,453,549
NTT Urban Development Corp.	66	54,054
Obayashi Corp.	39,000	170,816
Odakyu Electric Railway Co. Ltd.	35,000	330,975
OJI Paper Co. Ltd.	46,000	223,160
Olympus Corp.	13,000	213,556
Omron Corp.	11,100	240,391
Ono Pharmaceutical Co. Ltd.	4,500	250,724
Oracle Corp. Japan	2,200	83,794
Oriental Land Co. Ltd.	2,700	289,628
ORIX Corp.	5,990	575,494
Osaka Gas Co., Ltd.	107,000	429,496
Otsuka Corp.	1,000	81,469
Otsuka Holdings Co., Ltd.	14,300	423,917
Panasonic Corp.	126,300	1,177,731
Rakuten, Inc.	413	432,908
Resona Holdings, Inc.	107,856	498,901

Common Stocks	Shares	Value
Japan (continued)
Ricoh Co. Ltd.	37,000	$363,594
Rinnai Corp.	2,000	144,649
Rohm Co. Ltd.	5,300	262,991
Sankyo Co. Ltd.	3,200	157,480
Sanrio Co. Ltd.	2,700	105,448
Santen Pharmaceutical Co. Ltd.	3,900	166,768
SBI Holdings, Inc.	1,344	128,292
Secom Co., Ltd.	12,100	596,245
Sega Sammy Holdings, Inc.	11,632	244,650
Seiko Epson Corp.	7,800	110,543
Sekisui Chemical Co. Ltd.	23,000	200,378
Sekisui House Ltd.	32,000	315,969
Seven & I Holdings Co., Ltd.	43,100	1,285,219
Seven Bank Ltd.	34,500	75,657
Sharp Corp.	56,000	412,472
Shikoku Electric Power Co., Inc.	10,100	284,954
Shimadzu Corp.	14,000	127,418
Shimamura Co. Ltd.	1,300	145,994
Shimano, Inc.	4,100	247,904
Shimizu Corp.	36,000	144,858
Shin-Etsu Chemical Co. Ltd.	23,500	1,367,461
Shinsei Bank Ltd.	83,000	109,263
Shionogi & Co. Ltd.	16,200	224,929
Shiseido Co. Ltd.	20,200	349,825
The Shizuoka Bank Ltd.	32,000	330,401
Showa Denko KK	90,000	206,039
Showa Shell Sekiyu KK	10,900	69,923
SMC Corp.	3,000	480,092
Softbank Corp.	50,700	1,509,397
Sojitz Corp.	75,200	135,127
Sony Corp.	57,500	1,202,789
Sony Financial Holdings, Inc.	10,500	187,362
Square Enix Holdings Co. Ltd.	3,500	73,804
Stanley Electric Co. Ltd.	8,700	139,337
Sumco Corp. (a)	7,000	86,183
Sumitomo Chemical Co. Ltd.	89,000	382,006
Sumitomo Corp.	64,400	936,161
Sumitomo Electric Industries Ltd.	43,200	598,181
Sumitomo Heavy Industries Ltd.	33,000	184,651
Sumitomo Metal Industries Ltd.	190,000	387,587
Sumitomo Metal Mining Co. Ltd.	29,000	411,262
Sumitomo Mitsui Financial Group, Inc.	76,950	2,546,870
Sumitomo Mitsui Trust Holdings, Inc.	178,820	575,899
Sumitomo Realty & Development Co. Ltd.	21,000	511,389
Sumitomo Rubber Industries Ltd.	10,300	138,186
Suruga Bank Ltd.	11,000	112,873
Suzuken Co. Ltd.	4,200	129,914
Suzuki Motor Corp.	19,200	462,624
Sysmex Corp.	4,300	174,695
T&D Holdings, Inc.	32,900	384,134
Taisei Corp.	62,000	162,221
Taisho Pharmaceutical Holdings Co. Ltd.	1,900	153,981

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	6

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Taiyo Nippon Sanso Corp.	16,000	$113,508
Takashimaya Co. Ltd.	16,000	133,594
Takeda Pharmaceutical Co. Ltd.	45,200	1,991,670
TDK Corp.	6,900	395,440
Teijin Ltd.	56,000	189,371
Terumo Corp.	9,800	470,925
THK Co. Ltd.	7,200	147,492
Tobu Railway Co. Ltd.	56,000	297,598
Toho Co. Ltd.	6,800	125,184
Toho Gas Co. Ltd.	25,000	147,579
Tohoku Electric Power Co., Inc.	25,200	288,229
Tokio Marine Holdings, Inc.	41,500	1,148,768
The Tokyo Electric Power Co., Inc. (a)	78,000	197,657
Tokyo Electron Ltd.	9,900	570,877
Tokyo Gas Co. Ltd.	141,000	665,400
Tokyu Corp.	63,000	299,339
Tokyu Land Corp.	26,000	128,281
TonenGeneral Sekiyu KK	17,000	157,227
Toppan Printing Co. Ltd.	30,000	235,905
Toray Industries, Inc.	84,700	631,769
Toshiba Corp.	231,000	1,025,934
Tosoh Corp.	30,000	84,128
Toto Ltd.	18,000	135,983
Toyo Seikan Kaisha Ltd.	9,100	131,779
Toyo Suisan Kaisha Ltd.	5,000	130,015
Toyoda Gosei Co. Ltd.	3,500	68,979
Toyota Boshoku Corp.	3,400	40,393
Toyota Industries Corp.	10,000	304,620
Toyota Motor Corp.	157,900	6,870,557
Toyota Tsusho Corp.	11,600	238,025
Trend Micro, Inc.	6,300	194,944
Tsumura & Co.	3,600	104,062
Ube Industries Ltd.	61,000	166,763
Uni-charm Corp.	6,300	332,578
Ushio, Inc.	6,300	89,245
USS Co. Ltd.	1,320	134,253
West Japan Railway Co.	9,600	386,360
Yahoo! Japan Corp.	803	260,787
Yakult Honsha Co. Ltd.	5,800	199,935
Yamada Denki Co. Ltd.	4,580	287,649
Yamaguchi Financial Group, Inc.	12,000	109,462
Yamaha Corp.	9,100	95,265
Yamaha Motor Co. Ltd.	16,800	227,322
Yamato Holdings Co. Ltd.	22,400	347,943
Yamato Kogyo Co. Ltd.	2,300	67,520
Yamazaki Baking Co. Ltd.	6,000	86,217
Yaskawa Electric Corp.	13,000	123,135
Yokogawa Electric Corp.	12,900	131,595
		129,547,180
Luxembourg — 0.4%
ArcelorMittal	49,098	939,902
Millicom International Cellular SA	4,364	494,870
SES Global	17,076	423,815

Common Stocks	Shares	Value
Luxembourg (concluded)
Tenaris SA	26,990	$515,337
		2,373,924
Netherlands — 2.6%
Aegon NV (a)	98,239	546,061
Akzo Nobel NV	13,419	792,663
ASML Holding NV	24,669	1,235,950
Corio NV	3,605	190,197
Delta Lloyd NV	6,149	108,137
European Aeronautic Defence and Space Co. NV	23,453	960,447
Fugro NV	3,816	272,151
Heineken Holding NV	6,427	300,939
Heineken NV	14,822	823,835
ING Groep NV CVA (a)	219,127	1,824,902
Koninklijke Ahold NV	66,446	920,679
Koninklijke Boskalis Westminster NV	4,247	159,437
Koninklijke DSM NV	8,814	510,247
Koninklijke KPN NV	84,499	929,787
Koninklijke Philips Electronics NV	57,710	1,171,279
Koninklijke Vopak NV	3,817	220,012
QIAGEN NV (a)	14,070	219,083
Randstad Holding NV	6,587	248,861
Reed Elsevier NV	39,311	501,952
SBM Offshore NV	10,303	210,805
STMicroelectronics NV	35,586	291,354
TNT Express NV	19,357	239,207
Unilever NV CVA	93,208	3,171,344
Wolters Kluwer NV	16,925	320,640
		16,169,969
New Zealand — 0.1%
Auckland International Airport Ltd.	55,663	112,170
Contact Energy Ltd. (a)	21,676	84,091
Fletcher Building Ltd.	36,775	203,238
Sky City Ltd.	34,663	111,791
Telecom Corp. of New Zealand Ltd.	115,677	230,019
		741,309
Norway — 0.8%
Aker Solutions ASA	9,879	167,299
DnB NOR ASA	55,876	718,916
Gjensidige Forsikring ASA	12,018	141,933
Norsk Hydro ASA	51,700	282,024
Orkla ASA	43,478	344,159
Statoil ASA	63,846	1,732,915
Telenor ASA	41,379	768,168
Yara International ASA	10,687	509,436
		4,664,850
Portugal — 0.2%
Banco Espirito Santo SA, Registered Shares	43,887	80,291
CIMPOR-Cimentos de Portugal, SGPS SA	12,109	80,696
Energias de Portugal SA	106,813	310,695
Galp Energia SGPS SA	12,572	206,884

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	7

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Portugal (concluded)
Jeronimo Martins SGPS SA (a)	12,055	$245,546
Portugal Telecom SGPS SA, Registered Shares	40,410	219,539
		1,143,651
Singapore — 1.8%
Ascendas Real Estate Investment Trust	105,962	170,460
CapitaLand Ltd.	143,749	357,141
CapitaMall Trust	129,700	186,145
CapitaMalls Asia Ltd.	82,000	106,850
City Developments Ltd.	27,535	248,645
ComfortDelGro Corp. Ltd.	112,816	139,992
Cosco Corp. (Singapore) Ltd.	59,002	54,840
DBS Group Holdings Ltd.	101,407	1,145,844
Fraser and Neave Ltd.	50,096	267,225
Genting Singapore Plc (a)	349,227	473,864
Global Logistic Properties Ltd. (a)	110,000	192,799
Golden Agri-Resources Ltd.	362,251	226,358
Hutchison Port Holdings Trust	284,000	217,257
Jardine Cycle & Carriage Ltd.	6,721	258,562
Keppel Corp. Ltd.	82,577	721,705
Keppel Land Ltd.	45,000	124,500
Neptune Orient Lines Ltd.	54,350	61,271
Noble Group Ltd.	210,840	231,644
Olam International Ltd.	87,900	165,185
Oversea-Chinese Banking Corp.	147,914	1,049,953
SembCorp Industries Ltd.	53,590	224,955
Sembcorp Marine Ltd.	50,197	210,312
Singapore Airlines Ltd.	32,009	274,501
Singapore Exchange Ltd.	47,000	259,964
Singapore Press Holdings Ltd.	84,316	262,822
Singapore Technologies Engineering Ltd.	82,213	212,623
Singapore Telecommunications Ltd.	456,132	1,145,096
StarHub Ltd.	34,157	84,205
United Overseas Bank Ltd.	72,572	1,059,840
UOL Group Ltd.	27,457	103,563
Wilmar International Ltd.	109,670	429,423
Yangzijiang Shipbuilding Holdings Ltd.	115,183	121,967
		10,789,511
Spain — 2.8%
Abertis Infraestructuras SA	21,984	374,473
Acciona SA	1,527	106,445
Acerinox SA	5,990	77,100
ACS Actividades de Construccion y Servicios SA	7,688	196,667
Amadeus IT Holding SA, Class A	17,597	332,407
Banco Bilbao Vizcaya Argentaria SA	266,499	2,124,291
Banco de Sabadell SA	117,021	318,878
Banco Popular Espanol SA	56,046	201,248
Banco Santander SA	491,193	3,777,296
Bankia SA (a)	52,062	188,586

Common Stocks	Shares	Value
Spain (concluded)
Bankinter SA	12,891	$67,685
Criteria Caixacorp SA	46,156	179,796
Distribuidora Internacional de Alimentacion SA (a)	34,701	171,995
EDP Renovaveis SA (a)	11,334	56,331
Enagas SA	10,761	207,181
Ferrovial SA	20,103	230,877
Fomento de Construcciones y Contratas SA	3,058	68,272
Gas Natural SDG SA	19,460	311,063
Grifols SA (a)	8,323	177,633
Iberdrola SA	218,709	1,242,004
Inditex SA	12,479	1,194,226
Indra Sistemas SA	5,590	68,548
International Consolidated Airlines Group SA (a)	55,746	160,493
Mapfre SA	46,264	149,035
Red Electrica de Espana	6,019	294,581
Repsol YPF SA	45,389	1,141,003
Telefonica SA	235,039	3,856,164
Zardoya Otis SA	8,817	114,207
		17,388,485
Sweden — 3.0%
Alfa Laval AB	19,013	391,183
Assa Abloy AB, Class B	17,957	562,570
Atlas Copco AB, Class A	38,403	929,124
Atlas Copco AB, Class B	22,300	480,682
Boliden AB	14,985	235,691
Electrolux AB	13,399	283,182
Getinge AB, Class B	11,181	318,332
Hennes & Mauritz AB, B Shares	58,498	2,114,662
Hexagon AB	13,992	271,742
Holmen AB, Class B	3,172	87,153
Husqvarna AB	26,855	162,054
Industrivarden AB	7,073	105,106
Investor AB, B Shares	26,036	577,386
Kinnevik Investment AB, Class B	11,325	263,477
Lundin Petroleum AB (a)	12,273	263,237
Modern Times Group AB	2,928	161,315
Nordea Bank AB	150,482	1,368,422
Ratos AB, B Shares	11,513	159,879
Sandvik AB	57,433	828,736
Scania AB, B Shares	18,075	375,954
Securitas AB, B Shares	18,817	181,423
Skandinaviska Enskilda Banken AB, Class A	80,629	572,966
Skanska AB, Class B	22,688	392,968
SKF AB, Class B	22,393	546,565
SSAB AB, A Shares	9,336	88,348
Svenska Cellulosa AB, Class B	33,045	572,643
Svenska Handelsbanken, Class A	28,014	893,118
Swedbank AB, Class A	46,910	729,243
Swedish Match AB	12,172	484,378
Tele2 AB, B Shares	17,897	365,511
Telefonaktiebolaget LM Ericsson, B Shares	172,287	1,782,723

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	8

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Sweden (concluded)
TeliaSonera AB	123,804	$863,740
Volvo AB, B Shares	79,597	1,159,514
		18,573,027
Switzerland — 8.3%
ABB Ltd., Registered Shares (a)	125,422	2,566,833
Actelion Ltd., Registered Shares (a)	6,053	221,284
Adecco SA, Registered Shares (a)	7,524	394,078
Aryzta AG (a)	4,758	235,050
Baloise Holding AG, Registered Shares	2,568	206,793
Barry Callebaut AG (a)	109	109,204
Cie Financiere Richemont SA, Bearer A Shares	29,864	1,871,886
Credit Suisse Group AG (a)	65,275	1,860,446
GAM Holdings Ltd. (a)	11,797	171,838
Geberit AG, Registered Shares (a)	2,238	467,627
Givaudan SA, Registered Shares (a)	475	457,761
Holcim Ltd., Registered Shares (a)	14,029	913,152
Julius Baer Group Ltd.	11,808	476,785
Kuehne & Nagel International AG, Registered Shares	3,073	415,729
Lindt & Spruengli AG	54	173,485
Lindt & Spruengli AG, Registered Shares	7	260,544
Lonza Group AG, Registered Shares (a)	3,021	156,138
Nestle SA, Registered Shares	188,850	11,881,791
Novartis AG, Registered Shares	133,552	7,393,123
Pargesa Holding SA, Bearer Shares	1,624	116,740
Partners Group Holding AG	802	156,463
Roche Holding AG	40,205	6,996,889
Schindler Holding AG	2,723	327,539
Schindler Holding AG, Registered Shares	1,294	154,728
SGS SA, Registered Shares	313	608,678
Sika AG	112	242,247
Sonova Holding AG, Registered Shares (a)	2,738	304,199
Straumann Holding AG, Registered Shares (a)	464	78,942
Sulzer AG	1,441	204,778
The Swatch Group Ltd., Bearer Shares	1,764	810,929
The Swatch Group Ltd., Registered Shares	2,609	209,331
Swiss Life Holding, Registered Shares (a)	1,644	195,634
Swiss Reinsurance Co., Registered Shares (a)	19,749	1,261,165
Swisscom AG, Registered Shares	1,333	539,061
Syngenta AG, Registered Shares	5,412	1,864,878
Transocean Ltd.	19,784	1,080,635
UBS AG, Registered Shares (a)	208,236	2,918,378
Zurich Financial Services AG (a)	8,432	2,266,325
		50,571,086

Common Stocks	Shares	Value
United Kingdom — 22.1%
3i Group Plc	58,349	$199,871
Admiral Group Plc	10,960	208,087
Aggreko Plc	15,242	548,853
AMEC Plc	18,653	330,919
Anglo American Plc	75,722	2,838,323
Antofagasta Plc	22,466	415,165
ARM Holdings Plc	77,256	728,871
Associated British Foods Plc	20,215	394,725
AstraZeneca Plc	74,553	3,313,748
Aviva Plc	166,132	881,795
Babcock International Group Plc	19,694	251,205
BAE Systems Plc	185,393	889,779
Balfour Beatty Plc	41,306	188,329
Barclays Plc	662,929	2,498,220
BG Group Plc	194,199	4,502,827
BHP Billiton Plc	120,853	3,703,802
BP Plc	1,085,191	8,081,726
British American Tobacco Plc	112,704	5,677,418
British Land Co. Plc	47,850	367,280
British Sky Broadcasting Group Plc	65,095	704,217
BT Group Plc	444,741	1,611,041
Bunzl Plc	18,418	296,195
Burberry Group Plc	25,073	601,107
The Capita Group Plc	34,884	409,134
Capital Shopping Centres Group Plc	33,607	178,158
Carnival Plc	10,144	324,193
Centrica Plc	295,910	1,498,052
Cobham Plc	58,289	213,800
Compass Group Plc	108,658	1,139,120
Diageo Plc	142,957	3,441,809
Essar Energy Plc (a)	15,763	39,204
Eurasian Natural Resources Corp. Plc	15,477	147,012
Experian Plc	57,466	896,393
Fresnillo Plc	9,903	253,929
G4S Plc	79,483	346,306
GKN Plc	86,459	285,223
GlaxoSmithKline Plc	288,871	6,457,947
Glencore International Plc	79,130	493,920
Hammerson Plc	39,258	261,088
HSBC Holdings Plc	1,022,509	9,082,142
ICAP Plc	33,123	208,168
Imperial Tobacco Group Plc	57,669	2,339,387
Inmarsat Plc	26,926	198,492
Intercontinental Hotels Group Plc	16,452	382,240
International Power Plc	87,342	565,797
Intertek Group Plc	9,050	363,606
Invensys Plc	48,803	155,441
Investec Plc	32,280	197,504
ITV Plc	205,588	290,797
J Sainsbury Plc	68,769	342,232
Johnson Matthey Plc	12,267	462,697
Kazakhmys Plc	12,773	185,958
Kingfisher Plc	135,166	663,171
Land Securities Group Plc	44,443	513,704

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	9

Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Legal & General Group Plc	335,725	$702,178
Lloyds Banking Group Plc (a)	2,358,737	1,269,310
London Stock Exchange Group Plc	8,960	148,289
Lonmin Plc	9,743	159,545
Man Group Plc	100,266	216,534
Marks & Spencer Group Plc	90,617	549,173
Meggitt Plc	43,067	278,476
National Grid Plc	203,657	2,052,631
Next Plc	9,847	469,475
Old Mutual Plc (a)	317,974	807,263
Pearson Plc	46,642	869,372
Petrofac Ltd.	14,724	410,334
Prudential Plc	145,760	1,746,557
Randgold Resources Ltd.	5,238	457,508
Reckitt Benckiser Group Plc	35,430	2,004,559
Reed Elsevier Plc	69,550	616,488
Resolution Ltd.	77,533	323,924
Rexam Plc	49,356	338,025
Rio Tinto Plc	78,493	4,350,647
Rolls-Royce Holdings Plc (a)	107,096	1,391,280
Royal Bank of Scotland Group Plc (a)	1,015,330	448,738
Royal Dutch Shell Plc, Class A	208,373	7,288,088
Royal Dutch Shell Plc, Class B	152,343	5,365,124
RSA Insurance Group Plc	199,576	334,001
SABMiller Plc	54,575	2,191,585
The Sage Group Plc	74,137	354,936
Schroders Plc	6,791	171,668
Scottish & Southern Energy Plc	53,670	1,141,305
Segro Plc	44,570	167,461
Serco Group Plc	27,214	236,372
Severn Trent Plc	13,354	329,833
Shire Plc	32,170	1,029,324
Smith & Nephew Plc	51,060	517,423
Smiths Group Plc	22,174	373,224
Standard Chartered Plc	136,260	3,402,637
Standard Life Plc	134,513	494,370
Subsea 7 SA (a)	16,007	423,956
Tate & Lyle Plc	26,040	293,677
Tesco Plc	458,724	2,421,155
TUI Travel Plc	30,222	94,868
Tullow Oil Plc	51,742	1,264,658
Unilever Plc	73,432	2,422,701
United Utilities Group Plc	38,610	371,519
Vedanta Resources Plc	7,186	141,411
Vodafone Group Plc	2,877,039	7,935,864
The Weir Group Plc	11,904	335,802
Whitbread Plc	9,831	289,858
WM Morrison Supermarkets Plc	124,003	591,125
Wolseley Plc	16,290	622,390
WPP Plc	72,157	986,613
Xstrata Plc	118,730	2,034,065
		134,807,446

Common Stocks	Shares	Value
United States — 0.1%
Synthes, Inc. (b)	3,733	$647,577
Total Long-Term Investments (Cost – $491,099,264) – 98.0%		599,039,409

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.17% (c)(d)	405,420	405,420
Total Short-Term Securities (Cost – $405,420) – 0.1%		405,420

Total Investments (Cost - $491,504,684*) – 98.1%		599,444,829
Other Assets Less Liabilities – 1.9%		11,399,571
Net Assets – 100.0%		$610,844,400

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$543,045,026
Gross unrealized appreciation	$148,477,889
Gross unrealized depreciation	(92,078,086)
Net unrealized appreciation	$56,399,803

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at March 31, 2012	Income
BlackRock Liquidity Funds, TempCash, Institutional Class	1,969,251	(1,563,831)	405,420	$1,975

(d)	Represents the current yield as of report date.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	10

Schedule of Investments (continued)	Master International Index Series

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Index	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
153	DJ Euro Stoxx 50 Index	Eurex	June 2012	EUR	3,685,770	$(110,826)
7	E-Mini MSCI EAFE Index	Chicago Mercantile	June 2012	USD	539,560	8,463
28	FTSE 100 Index	NYSE Liffe	June 2012	GBP	1,604,260	(43,560)
31	Nikkei 225 Index	Singapore	June 2012	JPY	156,395,000	14,784
10	SPI 200 Index	Australian Securities Exchange	June 2012	AUD	1,086,250	9,667
Total						$(121,472)

•	Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Index	Exchange	Expiration		Notional Value	Unrealized Appreciation
70	DJ Euro Stoxx 50 Index	Eurex	June 2012	EUR	1,686,300	$107,157

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	11

Schedule of Investments (concluded)	Master International Index Series

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Australia	$206,477	$50,137,409	$10	$50,343,896
Austria	—	1,526,190	—	1,526,190
Belgium	—	6,094,825	—	6,094,825
Bermuda	—	705,226	—	705,226
China	—	92,809	—	92,809
Denmark	—	6,709,121	—	6,709,121
Finland	—	5,273,649	—	5,273,649
France	—	52,740,855	—	52,740,855
Germany	—	51,367,346	—	51,367,346
Greece	210,792	335,143	—	545,935
Hong Kong	6,239	17,073,149	—	17,079,388
Ireland	—	1,901,426	1	1,901,427
Israel	—	3,828,953	—	3,828,953
Italy	—	13,411,774	—	13,411,774
Japan	104,163	129,443,017	—	129,547,180
Luxembourg	—	2,373,924	—	2,373,924
Netherlands	823,835	15,346,134	—	16,169,969
New Zealand	—	741,309	—	741,309
Norway	—	4,664,850	—	4,664,850
Portugal	$—	$1,143,651	—	$1,143,651
Singapore	—	10,789,511	—	10,789,511
Spain	188,586	17,199,899	—	17,388,485
Sweden	—	18,573,027	—	18,573,027
Switzerland	—	50,571,086	—	50,571,086
United Kingdom	208,087	134,599,359	—	134,807,446
United States	—	647,577	—	647,577
Short-Term Securities	405,420	—	—	405,420
Total	$2,153,599	$597,291,219	$11	$599,444,829

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$140,071	—	—	$140,071
Liabilities:
Equity contracts	(154,386)	—	—	(154,386)
Total	$(14,315)	—	—	$(14,315)

[1]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount which approximates fair value. Such assets are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$12,360	—	—	$12,360
Cash pledged as collateral for financial futures contracts	545,000	—	—	545,000
Foreign currency	4,738,940	—	—	4,738,940
Total	$5,296,300	—	—	$5,296,300

There were no transfers between levels during the period ended March 31, 2012.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	12

Schedule of Investments March 31, 2012 (Unaudited)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
The Boeing Co.	145,053	$10,787,591
General Dynamics Corp.	69,411	5,093,379
Goodrich Corp.	24,473	3,069,893
Honeywell International, Inc.	150,821	9,207,622
L-3 Communications Holdings, Inc.	19,260	1,363,030
Lockheed Martin Corp.	51,859	4,660,050
Northrop Grumman Corp.	49,147	3,001,899
Precision Castparts Corp.	28,238	4,882,350
Raytheon Co.	66,118	3,489,708
Rockwell Collins, Inc.	28,837	1,659,858
Textron, Inc.	54,413	1,514,314
United Technologies Corp.	177,037	14,683,449
		63,413,143
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	31,780	2,081,272
Expeditors International of Washington, Inc.	41,262	1,919,096
FedEx Corp.	61,174	5,625,561
United Parcel Service, Inc., Class B	186,482	15,052,827
		24,678,756
Airlines — 0.0%
Southwest Airlines Co.	150,403	1,239,321
Auto Components — 0.3%
BorgWarner, Inc. (a)	21,236	1,791,044
The Goodyear Tire & Rubber Co. (a)	46,976	527,071
Johnson Controls, Inc.	132,427	4,301,229
		6,619,344
Automobiles — 0.5%
Ford Motor Co.	739,306	9,233,932
Harley-Davidson, Inc.	44,467	2,182,440
		11,416,372
Beverages — 2.4%
Beam, Inc.	30,493	1,785,975
Brown-Forman Corp., Class B	19,328	1,611,762
The Coca-Cola Co.	440,210	32,579,942
Coca-Cola Enterprises, Inc.	58,219	1,665,063
Constellation Brands, Inc., Class A (a)	33,425	788,496
Dr. Pepper Snapple Group, Inc.	41,264	1,659,226
Molson Coors Brewing Co., Class B	30,561	1,382,885
PepsiCo, Inc.	305,504	20,270,190
		61,743,539
Biotechnology — 1.2%
Amgen, Inc.	153,945	10,466,721
Biogen Idec, Inc. (a)	46,438	5,849,795
Celgene Corp. (a)	85,358	6,616,952
Gilead Sciences, Inc. (a)	147,313	7,196,240
		30,129,708

Common Stocks	Shares	Value
Building Products — 0.0%
Masco Corp.	69,537	$929,710
Capital Markets — 2.0%
Ameriprise Financial, Inc.	43,170	2,466,302
The Bank of New York Mellon Corp.	234,361	5,655,131
BlackRock, Inc. (b)	19,526	4,000,877
The Charles Schwab Corp.	210,227	3,020,962
E*Trade Financial Corp. (a)	49,472	541,718
Federated Investors, Inc., Class B (c)	17,875	400,579
Franklin Resources, Inc.	27,726	3,438,856
The Goldman Sachs Group, Inc.	96,265	11,972,478
Invesco Ltd.	86,802	2,315,009
Legg Mason, Inc.	23,870	666,689
Morgan Stanley	296,365	5,820,609
Northern Trust Corp.	46,910	2,225,880
State Street Corp.	94,901	4,317,995
T. Rowe Price Group, Inc.	49,313	3,220,139
		50,063,224
Chemicals — 2.2%
Air Products & Chemicals, Inc.	40,970	3,761,046
Airgas, Inc.	13,374	1,189,885
CF Industries Holdings, Inc.	12,738	2,326,596
The Dow Chemical Co.	230,576	7,987,153
E.I. du Pont de Nemours & Co.	181,338	9,592,780
Eastman Chemical Co.	26,653	1,377,693
Ecolab, Inc.	56,663	3,497,240
FMC Corp.	13,589	1,438,531
International Flavors & Fragrances, Inc.	15,585	913,281
Monsanto Co.	104,147	8,306,765
The Mosaic Co.	57,931	3,203,005
PPG Industries, Inc.	29,572	2,832,998
Praxair, Inc.	58,047	6,654,508
The Sherwin-Williams Co.	16,822	1,828,047
Sigma-Aldrich Corp.	23,491	1,716,252
		56,625,780
Commercial Banks — 1.4%
BB&T Corp.	135,632	4,257,488
Comerica, Inc.	38,457	1,244,469
Fifth Third Bancorp	178,961	2,514,402
First Horizon National Corp.	49,925	518,221
Huntington Bancshares, Inc.	168,215	1,084,987
KeyCorp	185,432	1,576,172
M&T Bank Corp.	24,593	2,136,640
The PNC Financial Services Group, Inc. (b)	102,623	6,618,157
Regions Financial Corp.	251,489	1,657,313
SunTrust Banks, Inc.	103,567	2,503,214
U.S. Bancorp	371,701	11,775,488
Zions Bancorporation	35,844	769,212
		36,655,763

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	1

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.4%
Avery Dennison Corp.	20,433	$615,646
Cintas Corp.	21,463	839,633
Iron Mountain, Inc.	33,297	958,954
Pitney Bowes, Inc.	38,891	683,704
R.R. Donnelley & Sons Co. (c)	34,764	430,726
Republic Services, Inc., Class A	61,202	1,870,333
Stericycle, Inc. (a)	16,493	1,379,474
Waste Management, Inc.	89,755	3,137,835
		9,916,305
Communications Equipment — 2.2%
Cisco Systems, Inc.	1,047,613	22,157,015
F5 Networks, Inc. (a)	15,407	2,079,329
Harris Corp.	22,162	999,063
JDS Uniphase Corp. (a)	45,268	655,933
Juniper Networks, Inc. (a)	102,408	2,343,095
Motorola Mobility Holdings, Inc. (a)	51,283	2,012,345
Motorola Solutions, Inc.	57,240	2,909,509
QUALCOMM, Inc.	328,996	22,378,308
		55,534,597
Computers & Peripherals — 5.6%
Apple, Inc. (a)	181,351	108,714,484
Dell, Inc. (a)	297,047	4,930,980
EMC Corp. (a)	399,352	11,932,638
Hewlett-Packard Co.	384,427	9,160,895
Lexmark International, Inc., Class A	13,778	457,981
NetApp, Inc. (a)	70,616	3,161,478
SanDisk Corp. (a)	47,158	2,338,565
Western Digital Corp. (a)	45,515	1,883,866
		142,580,887
Construction & Engineering — 0.2%
Fluor Corp.	32,881	1,974,175
Jacobs Engineering Group, Inc. (a)	25,005	1,109,472
Quanta Services, Inc. (a)	41,130	859,617
		3,943,264
Construction Materials — 0.0%
Vulcan Materials Co.	25,082	1,071,754
Consumer Finance — 0.9%
American Express Co.	197,399	11,421,506
Capital One Financial Corp.	107,656	6,000,745
Discover Financial Services, Inc.	103,106	3,437,554
SLM Corp.	99,101	1,561,832
		22,421,637
Containers & Packaging — 0.1%
Ball Corp.	30,484	1,307,154
Bemis Co.	20,268	654,454
Owens-Illinois, Inc. (a)	31,978	746,366
Sealed Air Corp.	36,907	712,674
		3,420,648

Common Stocks	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	30,307	$1,901,764
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	21,815	842,932
DeVry, Inc.	11,458	388,082
H&R Block, Inc.	57,004	938,856
		2,169,870
Diversified Financial Services — 4.8%
Bank of America Corp.	2,087,549	19,977,844
Citigroup, Inc.	569,651	20,820,744
CME Group, Inc.	12,925	3,739,590
IntercontinentalExchange, Inc. (a)	14,123	1,940,783
JPMorgan Chase & Co.	742,504	34,140,334
Leucadia National Corp.	38,237	997,986
Moody’s Corp.	38,166	1,606,789
The NASDAQ OMX Group, Inc. (a)	24,303	629,448
NYSE Euronext	50,259	1,508,272
Wells Fargo & Co.	1,025,682	35,016,783
		120,378,573
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,153,183	36,013,905
CenturyLink, Inc.	120,532	4,658,562
Frontier Communications Corp.	192,543	802,904
Verizon Communications, Inc.	551,534	21,085,145
Windstream Corp.	114,119	1,336,334
		63,896,850
Electric Utilities — 1.8%
American Electric Power Co., Inc.	94,043	3,628,179
Duke Energy Corp.	259,852	5,459,491
Edison International	63,385	2,694,496
Entergy Corp.	34,362	2,309,126
Exelon Corp.	165,559	6,491,568
FirstEnergy Corp.	81,357	3,709,066
NextEra Energy, Inc.	80,964	4,945,281
Northeast Utilities, Inc.	34,483	1,280,009
Pepco Holdings, Inc. (c)	44,301	836,846
Pinnacle West Capital Corp.	21,176	1,014,330
PPL Corp.	112,684	3,184,450
Progress Energy, Inc.	57,432	3,050,214
The Southern Co.	168,565	7,573,625
		46,176,681
Electrical Equipment — 0.5%
Cooper Industries Plc	30,839	1,972,154
Emerson Electric Co.	142,862	7,454,539
Rockwell Automation, Inc.	27,703	2,207,929
Roper Industries, Inc.	18,852	1,869,365
		13,503,987
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	31,779	1,899,431
Corning, Inc.	296,052	4,168,412
Flir Systems, Inc.	29,985	758,921
Jabil Circuit, Inc.	35,885	901,431

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	2

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (concluded)
Molex, Inc.	27,036	$760,252
TE Connectivity Ltd.	82,909	3,046,906
		11,535,353
Energy Equipment & Services — 1.8%
Baker Hughes, Inc.	85,122	3,570,017
Cameron International Corp. (a)	47,893	2,530,187
Diamond Offshore Drilling, Inc.	13,529	903,061
FMC Technologies, Inc. (a)	46,513	2,345,185
Halliburton Co.	179,541	5,958,966
Helmerich & Payne, Inc.	20,844	1,124,534
Nabors Industries Ltd. (a)	56,180	982,588
National Oilwell Varco, Inc.	82,520	6,557,864
Noble Corp. (a)	49,063	1,838,391
Rowan Cos., Inc. (a)	24,010	790,649
Schlumberger Ltd.	259,432	18,142,080
		44,743,522
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	84,602	7,681,862
CVS Caremark Corp.	253,330	11,349,184
The Kroger Co.	111,819	2,709,374
Safeway, Inc.	52,005	1,051,021
SUPERVALU, Inc. (c)	42,043	240,066
SYSCO Corp.	113,720	3,395,679
Wal-Mart Stores, Inc.	339,729	20,791,415
Walgreen Co.	169,917	5,690,520
Whole Foods Market, Inc.	31,576	2,627,123
		55,536,244
Food Products — 1.8%
Archer-Daniels-Midland Co.	128,708	4,074,895
Campbell Soup Co.	34,734	1,175,746
ConAgra Foods, Inc.	80,271	2,107,916
Dean Foods Co. (a)	36,435	441,228
General Mills, Inc.	125,402	4,947,109
H.J. Heinz Co.	62,231	3,332,470
The Hershey Co.	29,837	1,829,903
Hormel Foods Corp.	27,021	797,660
The J.M. Smucker Co.	22,057	1,794,558
Kellogg Co.	47,945	2,571,290
Kraft Foods, Inc.	343,943	13,073,273
McCormick & Co., Inc.	25,890	1,409,193
Mead Johnson Nutrition Co.	39,620	3,267,858
Sara Lee Corp.	115,093	2,477,952
Tyson Foods, Inc., Class A	56,725	1,086,284
		44,387,335
Gas Utilities — 0.1%
AGL Resources, Inc.	22,565	884,999
Oneok, Inc.	20,215	1,650,757
		2,535,756
Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	108,999	6,515,960
Becton Dickinson & Co.	40,873	3,173,788
Boston Scientific Corp. (a)	281,574	1,683,813
C.R. Bard, Inc.	16,356	1,614,664

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
CareFusion Corp. (a)	43,739	$1,134,152
Covidien Plc	94,022	5,141,123
Dentsply International, Inc.	27,642	1,109,273
Edwards Lifesciences Corp. (a)	22,372	1,627,116
Intuitive Surgical, Inc. (a)	7,645	4,141,679
Medtronic, Inc.	202,414	7,932,605
St. Jude Medical, Inc.	62,343	2,762,418
Stryker Corp.	63,004	3,495,462
Varian Medical Systems, Inc. (a)(c)	21,985	1,516,086
Zimmer Holdings, Inc.	34,655	2,227,623
		44,075,762
Health Care Providers & Services — 2.1%
Aetna, Inc.	68,166	3,419,207
AmerisourceBergen Corp.	50,165	1,990,547
Cardinal Health, Inc.	67,251	2,899,191
Cigna Corp.	55,741	2,745,244
Coventry Health Care, Inc.	27,481	977,499
DaVita, Inc. (a)	18,232	1,643,980
Express Scripts, Inc. (a)(c)	94,302	5,109,282
Humana, Inc.	31,915	2,951,499
Laboratory Corp. of America Holdings (a)	18,912	1,731,205
McKesson Corp.	47,875	4,201,989
Medco Health Solutions, Inc. (a)	75,500	5,307,650
Patterson Cos., Inc.	16,870	563,458
Quest Diagnostics, Inc.	30,807	1,883,848
Tenet Healthcare Corp. (a)(c)	79,852	424,014
UnitedHealth Group, Inc.	203,260	11,980,144
WellPoint, Inc.	65,119	4,805,782
		52,634,539
Health Care Technology — 0.1%
Cerner Corp. (a)	28,391	2,162,259
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	88,115	2,826,729
Chipotle Mexican Grill, Inc. (a)	6,082	2,542,276
Darden Restaurants, Inc.	25,115	1,284,883
International Game Technology	57,735	969,371
Marriott International, Inc., Class A	51,966	1,966,913
McDonald’s Corp.	198,119	19,435,474
Starbucks Corp.	146,549	8,190,623
Starwood Hotels & Resorts Worldwide, Inc.	38,153	2,152,211
Wyndham Worldwide Corp.	28,400	1,320,884
Wynn Resorts Ltd.	15,451	1,929,521
Yum! Brands, Inc.	89,560	6,374,881
		48,993,766
Household Durables — 0.3%
D.R. Horton, Inc.	54,265	823,200
Harman International Industries, Inc.	13,861	648,833
Leggett & Platt, Inc.	27,004	621,362
Lennar Corp., Class A	31,228	848,777
Newell Rubbermaid, Inc.	56,127	999,622

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	3

Schedule of Investments (continued)	Master S&P 500 Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Household Durables (concluded)
PulteGroup, Inc. (a)	64,575	$571,489
Stanley Black & Decker, Inc.	32,985	2,538,526
Whirlpool Corp.	14,880	1,143,677
		8,195,486
Household Products — 2.1%
The Clorox Co.	25,255	1,736,281
Colgate-Palmolive Co.	93,286	9,121,505
Kimberly-Clark Corp.	76,581	5,658,570
The Procter & Gamble Co.	535,749	36,007,691
		52,524,047
Independent Power Producers & Energy Traders — 0.1%
The AES Corp. (a)	125,181	1,636,116
NRG Energy, Inc. (a)	44,320	694,494
		2,330,610
Industrial Conglomerates — 2.3%
3M Co.	135,098	12,052,092
General Electric Co.	2,058,123	41,306,529
Tyco International Ltd.	89,670	5,037,661
		58,396,282
Insurance — 3.5%
ACE Ltd.	65,585	4,800,822
Aflac, Inc.	90,865	4,178,881
The Allstate Corp.	96,938	3,191,199
American International Group, Inc. (a)	104,668	3,226,914
Aon Corp. (a)	63,260	3,103,536
Assurant, Inc.	16,839	681,979
Berkshire Hathaway, Inc., Class B (a)	341,984	27,752,002
Chubb Corp.	52,744	3,645,138
Cincinnati Financial Corp.	31,442	1,085,063
Genworth Financial, Inc., Class A (a)	95,642	795,741
Hartford Financial Services Group, Inc.	85,655	1,805,607
Lincoln National Corp.	56,317	1,484,516
Loews Corp.	59,442	2,369,953
Marsh & McLennan Cos., Inc.	105,714	3,466,362
MetLife, Inc.	206,254	7,703,587
Principal Financial Group, Inc.	58,654	1,730,880
The Progressive Corp.	118,966	2,757,632
Prudential Financial, Inc.	91,426	5,795,494
Torchmark Corp.	19,498	971,975
The Travelers Cos., Inc.	76,464	4,526,669
Unum Group	56,549	1,384,320
XL Group Plc	61,426	1,332,330
		87,790,600
Internet & Catalog Retail — 0.9%
Amazon.com, Inc. (a)	70,813	14,340,341
Expedia, Inc.	18,499	618,607
Netflix, Inc. (a)	10,784	1,240,591
Priceline.com, Inc. (a)	9,687	6,950,422

Common Stocks	Shares	Value
Internet & Catalog Retail (concluded)
TripAdvisor, Inc. (a)	18,499	$659,859
		23,809,820
Internet Software & Services — 1.8%
Akamai Technologies, Inc. (a)	34,599	1,269,783
eBay, Inc. (a)	222,791	8,218,760
Google, Inc., Class A (a)	49,329	31,631,728
VeriSign, Inc.	31,042	1,190,150
Yahoo! Inc. (a)	236,116	3,593,686
		45,904,107
IT Services — 3.8%
Accenture Plc, Class A (c)	125,894	8,120,163
Automatic Data Processing, Inc.	95,429	5,266,726
Cognizant Technology Solutions Corp. (a)(c)	59,015	4,541,204
Computer Sciences Corp.	30,181	903,619
Fidelity National Information Services, Inc.	45,340	1,501,661
Fiserv, Inc. (a)	26,964	1,871,032
International Business Machines Corp.	225,367	47,022,825
MasterCard, Inc., Class A	20,671	8,692,982
Paychex, Inc.	62,756	1,944,808
SAIC, Inc. (a)	54,323	717,064
Teradata Corp. (a)	32,568	2,219,509
Total System Services, Inc.	31,252	720,984
Visa, Inc., Class A	96,761	11,417,798
The Western Union Co.	120,690	2,124,144
		97,064,519
Leisure Equipment & Products — 0.1%
Hasbro, Inc.	22,500	826,200
Mattel, Inc.	65,953	2,219,978
		3,046,178
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	67,627	3,010,078
Life Technologies Corp. (a)	34,686	1,693,370
PerkinElmer, Inc.	21,818	603,486
Thermo Fisher Scientific, Inc.	71,170	4,012,565
Waters Corp. (a)	17,329	1,605,705
		10,925,204
Machinery — 2.2%
Caterpillar, Inc.	125,953	13,416,514
Cummins, Inc.	37,335	4,481,693
Danaher Corp.	111,289	6,232,184
Deere & Co.	78,164	6,323,468
Dover Corp.	35,731	2,248,909
Eaton Corp.	65,112	3,244,531
Flowserve Corp.	10,605	1,224,984
Illinois Tool Works, Inc.	94,106	5,375,335
Ingersoll-Rand Plc	57,855	2,392,304
Joy Global, Inc.	20,591	1,513,438
PACCAR, Inc.	69,426	3,251,220
Pall Corp.	22,458	1,339,171
Parker Hannifin Corp.	29,358	2,482,219

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	4

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Snap-On, Inc.	11,288	$688,229
Xylem, Inc.	35,950	997,612
		55,211,811
Media — 3.1%
Cablevision Systems Corp., New York Group, Class A	41,851	614,373
CBS Corp., Class B	126,267	4,281,714
Comcast Corp., Class A	524,496	15,740,125
DIRECTV, Class A (a)	131,548	6,490,578
Discovery Communications, Inc., Class A (a)(c)	50,294	2,544,876
Gannett Co., Inc.	46,748	716,647
The Interpublic Group of Cos., Inc.	86,774	990,091
The McGraw-Hill Cos., Inc.	54,084	2,621,452
News Corp., Class A	418,686	8,243,927
Omnicom Group, Inc.	53,073	2,688,147
Scripps Networks Interactive	18,581	904,709
Time Warner Cable, Inc.	61,098	4,979,487
Time Warner, Inc.	188,614	7,120,179
Viacom, Inc., Class B	105,074	4,986,812
The Walt Disney Co.	348,634	15,263,197
The Washington Post Co., Class B	927	346,299
		78,532,613
Metals & Mining — 0.8%
Alcoa, Inc.	207,419	2,078,338
Allegheny Technologies, Inc.	21,000	864,570
Cliffs Natural Resources, Inc.	27,631	1,913,723
Freeport-McMoRan Copper & Gold, Inc., Class B	184,381	7,013,853
Newmont Mining Corp.	96,303	4,937,455
Nucor Corp.	61,649	2,647,825
Titanium Metals Corp.	15,489	210,031
United States Steel Corp. (c)	28,029	823,212
		20,489,007
Multi-Utilities — 1.3%
Ameren Corp.	47,211	1,538,134
CenterPoint Energy, Inc.	82,903	1,634,847
CMS Energy Corp.	50,067	1,101,474
Consolidated Edison, Inc.	56,976	3,328,538
Dominion Resources, Inc.	110,903	5,679,343
DTE Energy Co.	32,960	1,813,789
Integrys Energy Group, Inc.	15,394	815,728
NiSource, Inc.	54,909	1,337,034
PG&E Corp.	80,168	3,480,093
Public Service Enterprise Group, Inc.	98,448	3,013,493
SCANA Corp.	22,568	1,029,326
Sempra Energy	46,806	2,806,488
TECO Energy, Inc.	41,817	733,888
Wisconsin Energy Corp.	44,842	1,577,542
Xcel Energy, Inc.	94,712	2,507,027
		32,396,744
Multiline Retail — 0.8%
Big Lots, Inc. (a)	12,554	540,073

Common Stocks	Shares	Value
Multiline Retail (concluded)
Dollar Tree, Inc. (a)	23,157	$2,188,105
Family Dollar Stores, Inc.	22,916	1,450,125
JCPenney Co., Inc.	28,151	997,390
Kohl’s Corp.	49,305	2,466,729
Macy’s, Inc.	80,578	3,201,364
Nordstrom, Inc.	31,102	1,733,003
Sears Holdings Corp. (a)(c)	7,357	487,401
Target Corp.	130,638	7,612,276
		20,676,466
Office Electronics — 0.1%
Xerox Corp.	259,127	2,093,746
Oil, Gas & Consumable Fuels — 9.3%
Alpha Natural Resources, Inc. (a)	42,583	647,687
Anadarko Petroleum Corp.	96,953	7,595,298
Apache Corp.	74,758	7,508,693
Cabot Oil & Gas Corp.	40,775	1,270,957
Chesapeake Energy Corp.	128,882	2,986,196
Chevron Corp.	384,533	41,237,319
ConocoPhillips	248,913	18,919,877
Consol Energy, Inc.	44,188	1,506,811
Denbury Resources, Inc. (a)	75,943	1,384,441
Devon Energy Corp.	78,607	5,590,530
El Paso Corp.	150,343	4,442,636
EOG Resources, Inc.	52,343	5,815,307
EQT Corp.	29,088	1,402,332
Exxon Mobil Corp.	916,746	79,509,381
Hess Corp.	58,862	3,469,915
Marathon Oil Corp.	136,934	4,340,808
Marathon Petroleum Corp.	67,625	2,932,220
Murphy Oil Corp.	37,720	2,122,504
Newfield Exploration Co. (a)	25,624	888,640
Noble Energy, Inc.	34,422	3,365,783
Occidental Petroleum Corp.	157,759	15,023,390
Peabody Energy Corp.	52,974	1,534,127
Pioneer Natural Resources Co.	23,980	2,675,928
QEP Resources, Inc.	34,400	1,049,200
Range Resources Corp.	30,711	1,785,538
Southwestern Energy Co. (a)	67,909	2,078,015
Spectra Energy Corp.	126,669	3,996,407
Sunoco, Inc.	20,791	793,177
Tesoro Corp. (a)	27,059	726,264
Valero Energy Corp.	107,985	2,782,773
Williams Cos., Inc.	115,201	3,549,343
WPX Energy, Inc. (a)	39,114	704,443
		233,635,940
Paper & Forest Products — 0.2%
International Paper Co.	85,031	2,984,588
MeadWestvaco Corp.	33,171	1,047,872
		4,032,460
Personal Products — 0.2%
Avon Products, Inc.	83,852	1,623,375

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	5

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Personal Products (concluded)
The Estée Lauder Cos., Inc., Class A	43,745	$2,709,565
		4,332,940
Pharmaceuticals — 5.7%
Abbott Laboratories	305,839	18,744,872
Allergan, Inc.	59,221	5,651,460
Bristol-Myers Squibb Co.	328,361	11,082,184
Eli Lilly & Co.	198,633	7,998,951
Forest Laboratories, Inc. (a)	51,664	1,792,224
Hospira, Inc. (a)(c)	32,058	1,198,649
Johnson & Johnson	533,937	35,218,485
Merck & Co., Inc.	592,086	22,736,102
Mylan, Inc. (a)	83,065	1,947,874
Perrigo Co.	18,153	1,875,386
Pfizer, Inc.	1,466,297	33,226,290
Watson Pharmaceuticals, Inc. (a)	24,743	1,659,266
		143,131,743
Professional Services — 0.1%
Dun & Bradstreet Corp.	9,289	787,057
Equifax, Inc.	23,324	1,032,320
Robert Half International, Inc.	27,368	829,251
		2,648,628
Real Estate Investment Trusts (REITs) — 1.8%
Apartment Investment & Management Co., Class A	23,568	622,431
AvalonBay Communities, Inc.	18,523	2,618,226
Boston Properties, Inc.	28,847	3,028,647
Equity Residential (c)	58,408	3,657,509
HCP, Inc. (c)	79,668	3,143,699
Health Care REIT, Inc.	40,910	2,248,414
Host Marriott Corp. (c)	137,659	2,260,361
Kimco Realty Corp. (c)	79,189	1,525,180
Plum Creek Timber Co., Inc. (c)	31,408	1,305,316
ProLogis	89,288	3,216,154
Public Storage	27,656	3,821,230
Simon Property Group, Inc.	59,571	8,678,303
Ventas, Inc.	56,205	3,209,305
Vornado Realty Trust (c)	36,006	3,031,705
Weyerhaeuser Co.	104,378	2,287,966
		44,654,446
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (a)	63,816	1,273,767
		1,273,767
Road & Rail — 0.8%
CSX Corp.	204,697	4,405,080
Norfolk Southern Corp.	64,222	4,227,734
Ryder System, Inc.	9,855	520,344
Union Pacific Corp.	93,380	10,036,482
		19,189,640
Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc. (a)	114,192	915,820
Altera Corp.	62,718	2,497,431

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Analog Devices, Inc.	57,944	$2,340,938
Applied Materials, Inc.	251,173	3,124,592
Broadcom Corp., Class A (a)	95,419	3,749,967
First Solar, Inc. (a)(c)	11,097	277,980
Intel Corp.	971,761	27,316,202
KLA-Tencor Corp.	32,441	1,765,439
Linear Technology Corp.	44,555	1,501,503
LSI Corp. (a)	110,262	957,074
Microchip Technology, Inc.	37,372	1,390,238
Micron Technology, Inc. (a)	192,200	1,556,820
Novellus Systems, Inc. (a)	13,948	696,145
NVIDIA Corp. (a)	118,814	1,828,547
Teradyne, Inc. (a)	36,815	621,805
Texas Instruments, Inc.	222,718	7,485,552
Xilinx, Inc.	50,944	1,855,890
		59,881,943
Software — 3.7%
Adobe Systems, Inc. (a)	96,063	3,295,921
Autodesk, Inc. (a)	43,952	1,860,049
BMC Software, Inc. (a)	32,066	1,287,771
CA, Inc.	70,866	1,953,067
Citrix Systems, Inc. (a)	36,103	2,848,888
Electronic Arts, Inc. (a)	64,490	1,062,795
Intuit, Inc.	57,371	3,449,718
Microsoft Corp.	1,452,530	46,844,092
Oracle Corp.	762,504	22,234,617
Red Hat, Inc. (a)	37,577	2,250,486
Salesforce.com, Inc. (a)	26,456	4,087,717
Symantec Corp. (a)	141,911	2,653,736
		93,828,857
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	16,817	834,291
AutoNation, Inc. (a)	8,715	299,012
AutoZone, Inc. (a)	5,305	1,972,399
Bed Bath & Beyond, Inc. (a)	46,058	3,029,235
Best Buy Co., Inc.	55,489	1,313,980
CarMax, Inc. (a)	44,089	1,527,684
GameStop Corp., Class A (c)	26,560	580,070
The Gap, Inc.	64,606	1,688,801
Home Depot, Inc.	299,852	15,085,554
Limited Brands, Inc.	47,854	2,296,992
Lowe’s Cos., Inc.	241,398	7,575,069
O’Reilly Automotive, Inc. (a)	24,770	2,262,740
Ross Stores, Inc.	44,481	2,584,346
Staples, Inc.	135,040	2,184,947
Tiffany & Co.	24,702	1,707,649
TJX Cos., Inc.	146,725	5,826,450
Urban Outfitters, Inc. (a)	21,357	621,702
		51,390,921
Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.	55,979	4,326,057
NIKE, Inc., Class B	71,414	7,744,134
Ralph Lauren Corp.	12,574	2,192,026

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	6

Schedule of Investments (continued)	Master S&P 500 Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
VF Corp.	16,998	$2,481,368
		16,743,585
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	102,692	750,679
People’s United Financial, Inc.	69,905	925,542
		1,676,221
Tobacco — 1.9%
Altria Group, Inc.	397,909	12,283,451
Lorillard, Inc.	25,679	3,324,917
Philip Morris International, Inc.	334,917	29,676,995
Reynolds American, Inc.	65,010	2,694,015
		47,979,378
Trading Companies & Distributors — 0.2%
Fastenal Co.	57,444	3,107,720
W.W. Grainger, Inc.	11,866	2,548,936
		5,656,656
Wireless Telecommunication Services — 0.4%
American Tower Corp.	76,588	4,826,576
Crown Castle International Corp. (a)	48,706	2,597,978
MetroPCS Communications, Inc. (a)	57,063	514,708
Sprint Nextel Corp. (a)(c)	583,211	1,662,151
		9,601,413
Total Long-Term Investments (Cost – $1,761,671,143) – 98.1%		2,476,081,791

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (b)(d)	44,683,281	$44,683,281

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.24% (b)(d)(e)	$29,908	29,907,507
Total Short-Term Securities (Cost – $74,590,788) – 2.9%		74,590,788
Total Investments (Cost - $1,836,261,931*) – 101.0%		2,550,672,579
Liabilities in Excess of Other Assets – (1.0)%		(26,364,421)
Net Assets – 100.0%		$2,524,308,158

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,039,063,868
Gross unrealized appreciation	$1,609,466,014
Gross unrealized depreciation	(97,857,303)
Net unrealized appreciation	$1,511,608,711

(a)	Non-income producing security.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	7

Schedule of Investments (continued)	Master S&P 500 Index Series

(b)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2012	Value at March 31, 2012	Realized Gain/(Loss)	Income

BlackRock Liquidity Funds, TempFund Institutional Class	20,822,036	23,861,245	[1]	—	44,683,281	$44,683,281	$100	$10,753
BlackRock Liquidity Series, LLC Money Market Series	$21,533,097	8,374,410	[2]	—	$29,907,507	$29,907,507	—	$58,523
BlackRock, Inc.	19,881	233		(588)	19,526	$4,000,877	$(2,225)	$29,624
The PNC Financial Services Group, Inc.	104,451	1,363		(3,191)	102,623	$6,618,157	$12,987	$36,558

[1] Represents net shares purchased.

[2] Represents net beneficial interest purchased.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts sold as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
551	S&P 500 E Mini	Chicago Mercantile	June 2012	$38,658,160	$1,098,384

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,476,081,791	—	—	$2,476,081,791
Short-Term Securities	44,683,281	$29,907,507	—	74,590,788
Total	$2,520,765,072	$29,907,507	—	$2,550,672,579

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Asset:s:
Equity contracts	$1,098,384	—	—	$1,098,384

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	8

Schedule of Investments (concluded)	Master S&P 500 Index Series

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$143,683	—	—	$143,683
Liabilities:
Collateral on Securities Loaned at Value	(29,907,507)	—	—	(29,907,507)
Total	$(29,763,824)	—	—	$(29,763,824)

There were no transfers between levels during the period ended March 31, 2012.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	9

Schedule of Investments March 31, 2012 (Unaudited)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.6%
Arbitron, Inc.	11,929	$441,134
Constant Contact, Inc. (a)	12,948	385,721
Digital Domain Media Group, Inc. (a)	1,612	9,172
Digital Generation, Inc. (a)	12,073	123,265
Harte-Hanks, Inc.	19,510	176,566
Marchex, Inc., Class B	9,785	43,641
MDC Partners, Inc.	10,980	122,098
National CineMedia, Inc.	24,264	371,239
QuinStreet, Inc. (a)(b)	12,139	127,338
ReachLocal, Inc. (a)	4,522	32,242
Travelzoo, Inc. (a)	2,492	57,316
Valassis Communications, Inc. (a)	19,503	448,569
ValueClick, Inc. (a)	34,281	676,707
Viad Corp.	8,944	173,782
		3,188,790
Aerospace — 1.4%
AAR Corp.	17,488	319,156
AeroVironment, Inc. (a)	7,408	198,608
Astronics Corp. (a)(b)	4,499	157,285
Ceradyne, Inc.	10,957	356,760
Cubic Corp.	6,956	328,880
Curtiss-Wright Corp.	20,248	749,378
Ducommun, Inc. (a)	4,694	55,859
Esterline Technologies Corp. (a)	13,322	951,990
GenCorp, Inc. (a)	25,803	183,201
Heico Corp.	18,240	941,002
Kaman Corp., Class A	11,555	392,292
Kratos Defense & Security Solutions, Inc. (a)	12,396	66,195
LMI Aerospace, Inc. (a)	4,035	73,437
Moog, Inc., Class A (a)	19,809	849,608
Orbital Sciences Corp. (a)	25,698	337,929
Teledyne Technologies, Inc. (a)(b)	16,080	1,013,844
Triumph Group, Inc.	16,470	1,032,010
		8,007,434
Agriculture, Fishing & Ranching — 0.4%
Alico, Inc.	1,453	33,579
The Andersons, Inc.	7,985	388,789
Cadiz, Inc. (a)	5,520	50,784
Cal-Maine Foods, Inc.	6,231	238,398
Calavo Growers, Inc.	5,202	139,309
Fresh Del Monte Produce, Inc.	15,838	361,740
Limoneira Co.	3,530	59,622
Pilgrims Pride Corp. (a)	26,948	201,032
Sanderson Farms, Inc.	9,623	510,308
Seaboard Corp. (a)	137	267,287
		2,250,848
Air Transport — 0.8%
Air Transport Services Group, Inc. (a)	23,775	137,657
Alaska Air Group, Inc. (a)	31,434	1,125,966
Allegiant Travel Co. (a)	6,521	355,395

Common Stocks	Shares	Value
Air Transport (concluded)
Atlas Air Worldwide Holdings, Inc. (a)	11,412	$561,585
Bristow Group, Inc.	15,826	755,375
Hawaiian Holdings, Inc. (a)	22,392	117,110
JetBlue Airways Corp. (a)	107,782	527,054
PHI, Inc. (a)	5,698	131,909
Republic Airways Holdings, Inc. (a)	21,176	104,609
SkyWest, Inc.	23,348	257,995
Spirit Airlines, Inc. (a)	6,915	138,784
US Airways Group, Inc. (a)	70,763	537,091
		4,750,530
Alternative Energy — 0.1%
Ameresco, Inc. (a)(b)	7,751	105,026
Amyris, Inc. (a)	7,231	37,457
EnerNOC, Inc. (a)	10,831	77,983
Gevo, Inc. (a)	2,627	24,142
Green Plains Renewable Energy, Inc. (a)	6,679	72,066
Rex American Resources Corp. (a)	2,657	81,570
Solazyme, Inc. (a)	5,011	73,311
Syntroleum Corp. (a)	37,284	35,979
USEC, Inc. (a)(b)	48,464	51,372
		558,906
Aluminum — 0.1%
Century Aluminum Co. (a)	22,722	201,772
Kaiser Aluminum Corp.	7,154	338,098
Noranda Aluminum Holding Corp.	10,023	99,929
		639,799
Asset Management & Custodian — 0.8%
Apollo Investment Corp.	85,531	613,257
Arlington Asset Investment Corp.	3,082	68,420
Artio Global Investors, Inc.	14,145	67,472
Calamos Asset Management, Inc., Class A	8,424	110,439
Capital Southwest Corp.	1,283	121,308
CIFC Corp. (a)	5,585	34,627
Cohen & Steers, Inc.	7,842	250,160
Cowen Group, Inc., Class A (a)	29,475	79,877
Diamond Hill Investments Group, Inc.	1,118	82,341
Epoch Holding Corp.	6,514	155,554
Fifth Street Finance Corp.	36,300	354,288
Financial Engines, Inc. (a)	16,857	376,923
GAMCO Investors, Inc., Class A	2,988	148,235
Golub Capital BDC, Inc.	5,126	78,274
Harris & Harris Group, Inc. (a)(b)	13,931	57,814
JMP Group, Inc.	6,934	51,173
Kohlberg Capital Corp.	8,604	59,454
Manning & Napier, Inc. (a)	5,467	80,365
MCG Capital Corp.	34,143	145,108
Medley Capital Corp.	4,998	56,327
MVC Capital, Inc.	10,557	138,613
National Financial Partners Corp. (a)	18,239	276,138

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	1

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Asset Management & Custodian (concluded)
New Mountain Finance Corp.	3,318	$45,589
NGP Capital Resources Co.	9,710	63,601
Oppenheimer Holdings, Inc.	4,581	79,480
Pzena Investment Management, Inc., Class A	3,625	21,206
Solar Capital Ltd.	16,103	355,393
Solar Senior Capital Ltd.	3,476	55,998
THL Credit, Inc.	4,093	52,636
TICC Capital Corp.	15,583	151,778
Virtus Investment Partners, Inc. (a)	2,895	248,333
Westwood Holdings Group, Inc.	2,730	105,733
		4,585,914
Auto Parts — 0.7%
American Axle & Manufacturing Holdings, Inc. (a)	29,373	343,958
Amerigon, Inc. (a)(b)	12,509	202,396
Dana Holding Corp.	63,903	990,497
Dorman Products, Inc. (a)	4,752	240,451
Exide Technologies (a)(b)	34,028	106,508
Fuel Systems Solutions, Inc. (a)	7,334	191,857
Meritor, Inc. (a)	41,620	335,873
Motorcar Parts of America, Inc. (a)	5,432	52,256
Standard Motor Products, Inc.	8,659	153,611
Stoneridge, Inc. (a)	11,655	115,268
Superior Industries International, Inc.	10,297	201,203
Tenneco, Inc. (a)	26,396	980,611
Tower International, Inc. (a)	2,705	32,947
U.S. Auto Parts Network, Inc. (a)	6,068	21,905
		3,969,341
Auto Services — 0.1%
Cooper Tire & Rubber Co.	26,945	410,103
Back Office Support, HR & Consulting — 1.7%
The Advisory Board Co. (a)(b)	7,252	642,672
Angie’s List, Inc. (a)(b)	4,447	84,004
Barrett Business Services, Inc.	3,346	66,351
CBIZ, Inc. (a)	17,106	108,110
CDI Corp.	5,593	100,282
Compass Diversified Holdings	17,797	263,218
Convergys Corp. (a)	45,758	610,869
Corporate Executive Board Co.	15,036	646,698
CoStar Group, Inc. (a)(b)	11,015	760,586
CRA International, Inc. (a)	4,734	119,391
Dice Holdings, Inc. (a)	21,326	198,972
ExlService Holdings, Inc. (a)	7,270	199,489
Forrester Research, Inc.	6,444	208,786
FTI Consulting, Inc. (a)(b)	18,336	687,967
GP Strategies Corp. (a)	6,501	113,767
The Hackett Group, Inc. (a)	13,421	80,123
Heidrick & Struggles International, Inc.	7,819	172,253
Hudson Highland Group, Inc. (a)	14,495	77,983
Huron Consulting Group, Inc. (a)	9,738	365,759
ICF International, Inc. (a)	8,628	218,892

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (concluded)
Insperity, Inc.	10,076	$308,729
Kelly Services, Inc., Class A	11,709	187,227
Kforce, Inc. (a)	13,069	194,728
Korn/Ferry International (a)	20,680	346,390
Liquidity Services, Inc. (a)	8,311	372,333
LoopNet, Inc. (a)	7,501	140,869
MAXIMUS, Inc.	15,094	613,873
Navigant Consulting, Inc. (a)	22,655	315,131
On Assignment, Inc. (a)	16,258	284,027
PRGX Global, Inc. (a)	8,841	55,610
Resources Connection, Inc.	18,993	266,852
RPX Corp. (a)	4,432	75,167
ServiceSource International, Inc. (a)	4,633	71,719
Stream Global Services, Inc. (a)	4,386	14,430
SYKES Enterprises, Inc. (a)	17,440	275,552
TeleTech Holdings, Inc. (a)	11,158	179,644
TrueBlue, Inc. (a)	17,639	315,385
		9,743,838
Banks: Diversified — 6.1%
1st Source Corp.	6,809	166,616
1st United Bancorp, Inc. (a)	12,211	73,877
Alliance Financial Corp.	2,160	65,470
Ameris Bancorp (a)	10,504	138,023
Ames National Corp.	3,741	89,036
Arrow Financial Corp.	4,548	110,971
Bancfirst Corp.	3,050	132,858
Banco Latinoamericana De Comercio Exterior SA	12,337	260,434
The Bancorp, Inc. (a)	12,957	130,088
BancorpSouth, Inc.	41,259	555,759
Bank of Kentucky Financial Corp.	2,598	66,847
Bank of Marin Bancorp	2,369	90,046
Bank of the Ozarks, Inc.	12,304	384,623
Banner Corp.	7,767	171,107
BBCN Bancorp, Inc. (a)	32,769	364,719
Boston Private Financial Holdings, Inc.	34,014	337,079
Bridge Bancorp, Inc.	3,121	65,447
Bridge Capital Holdings (a)	4,229	56,922
Bryn Mawr Bank Corp.	5,086	114,130
Camden National Corp.	3,426	120,424
Cape Bancorp, Inc. (a)	4,795	38,264
Capital Bank Corp. (a)	5,989	13,415
Capital City Bank Group, Inc.	5,457	40,655
Cardinal Financial Corp.	12,870	145,431
Cascade Bancorp (a)	2,638	14,984
Cathay General Bancorp	34,336	607,747
Center Bancorp, Inc.	5,549	55,656
Centerstate Banks, Inc.	13,279	108,357
Central Pacific Financial Corp. (a)	6,833	88,487
Century Bancorp, Inc., Class A	1,610	43,953
Chemical Financial Corp.	12,225	286,554
Citizens & Northern Corp.	5,411	108,220
City Holding Co.	6,801	236,131
CNB Financial Corp.	5,517	92,189

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	2

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (continued)
CoBiz Financial, Inc.	15,102	$106,771
Columbia Banking System, Inc.	17,178	391,315
Community Bank System, Inc.	17,066	491,159
Community Trust Bancorp, Inc.	6,212	199,219
CVB Financial Corp.	39,194	460,138
Eagle Bancorp, Inc. (a)	7,435	124,462
Encore Bancshares, Inc. (a)	3,720	75,776
Enterprise Bancorp, Inc.	2,569	42,234
Enterprise Financial Services Corp.	7,104	83,401
F.N.B Corp.	59,772	722,046
Financial Institutions, Inc.	6,172	99,801
First Bancorp, Inc.	4,114	61,011
First Bancorp, North Carolina	6,833	74,685
First Busey Corp.	34,380	169,837
First Commonwealth Financial Corp.	46,508	284,629
First Community Bancshares, Inc.	7,116	95,070
First Connecticut Bancorp, Inc.	7,887	104,029
First Financial Bancorp	25,477	440,752
First Financial Bankshares, Inc.	13,802	485,968
First Financial Corp.	4,986	158,305
First Interstate Bancsystem, Inc.	7,021	102,647
First Merchants Corp.	11,347	140,022
First Midwest Bancorp, Inc.	32,939	394,609
The First of Long Island Corp.	3,430	90,895
FirstMerit Corp.	47,940	808,268
German American Bancorp, Inc.	5,617	109,138
Glacier Bancorp, Inc.	31,300	467,622
Hampton Roads Bankshares, Inc. (a)	5,404	16,374
Hancock Holding Co.	33,591	1,192,816
Hanmi Financial Corp. (a)	13,939	141,063
Heartland Financial USA, Inc.	5,964	103,416
Heritage Commerce Corp. (a)	9,532	61,291
Home Bancshares, Inc.	9,953	264,849
Hudson Valley Holding Corp.	6,990	112,749
IBERIABANK Corp.	12,971	693,559
Independent Bank Corp./MA	9,520	273,510
International Bancshares Corp.	23,208	490,849
Investors Bancorp, Inc. (a)	20,455	307,234
Lakeland Bancorp, Inc.	10,201	100,477
Lakeland Financial Corp.	7,227	188,119
MainSource Financial Group, Inc.	8,882	107,028
MB Financial, Inc.	23,702	497,505
Merchants Bancshares, Inc.	2,226	62,729
Meridian Interstate Bancorp, Inc. (a)	3,728	48,949
Metro Bancorp, Inc. (a)	6,208	72,571
Midsouth Bancorp, Inc.	3,353	45,601
National Bankshares, Inc.	3,116	93,792
National Penn Bancshares, Inc.	53,925	477,236
NBT Bancorp, Inc.	15,348	338,884
Old National Bancorp	41,571	546,243
Oriental Financial Group, Inc.	18,277	221,152
Orrstown Financial Service, Inc.	3,127	27,424
Pacific Capital Bancorp NA (a)	1,854	84,561

Common Stocks	Shares	Value
Banks: Diversified (continued)
Pacific Continental Corp.	8,246	$77,677
PacWest Bancorp	13,382	325,183
Park National Corp.	5,648	390,672
Park Sterling Corp. (a)	14,390	69,072
Penns Woods Bancorp, Inc.	1,725	70,518
Peoples Bancorp, Inc.	4,722	82,824
Pinnacle Financial Partners, Inc. (a)(b)	15,079	276,700
PrivateBancorp, Inc.	26,106	396,028
Prosperity Bancshares, Inc.	20,628	944,762
Provident Financial Services, Inc.	26,717	388,198
Renasant Corp.	11,179	181,994
Republic Bancorp, Inc., Class A	4,450	106,444
Rockville Financial, Inc.	12,995	151,392
Roma Financial Corp.	3,334	32,640
S&T Bancorp, Inc.	12,481	270,713
Sandy Spring Bancorp, Inc.	10,677	194,001
SCBT Financial Corp.	6,222	203,522
Seacoast Banking Corp. of Florida (a)	33,010	58,098
Sierra Bancorp	5,594	54,989
Signature Bank (a)	20,246	1,276,308
Simmons First National Corp., Class A	7,746	200,079
Southside Bancshares, Inc.	7,316	161,684
Southwest Bancorp, Inc. (a)	8,681	80,039
State Bank Financial Corp. (a)	13,975	244,702
StellarOne Corp.	10,225	121,371
Sterling Bancorp	13,806	132,399
Sterling Financial Corp. (a)	11,871	247,866
Suffolk Bancorp (a)	4,569	59,351
Sun Bancorp, Inc. (a)	18,151	64,073
Susquehanna Bancshares, Inc.	80,002	790,420
SVB Financial Group (a)	18,812	1,210,364
SY Bancorp, Inc.	5,413	125,582
Taylor Capital Group, Inc. (a)	6,738	96,690
Texas Capital Bancshares, Inc. (a)	16,321	565,033
Tompkins Trustco, Inc.	3,631	145,458
Towne Bank	10,836	146,178
Trico Bancshares	6,308	109,885
TrustCo Bank Corp. NY	41,485	236,879
Trustmark Corp.	28,139	702,912
UMB Financial Corp.	14,102	630,853
Umpqua Holdings Corp.	50,012	678,163
Union First Market Bankshares Corp.	9,045	126,630
United Bankshares, Inc.	10,792	311,457
United Community Banks, Inc. (a)	18,337	178,786
Univest Corp. of Pennsylvania	7,537	126,471
Virginia Commerce Bancorp (a)	10,356	90,926
Washington Banking Co.	6,815	94,115
Washington Trust Bancorp, Inc.	6,375	153,892
Webster Financial Corp.	31,516	714,468
WesBanco, Inc.	10,305	207,543
West Bancorp., Inc.	7,072	70,649
West Coast Bancorp (a)	5,344	101,108

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	3

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Banks: Diversified (concluded)
Westamerica Bancorp.	12,721	$610,608
Western Alliance Bancorp (a)	30,675	259,817
Wilshire Bancorp, Inc. (a)	27,271	131,719
Wintrust Financial Corp.	15,247	545,690
		34,753,904
Banks: Savings, Thrift & Mortgage Lending — 0.9%
Apollo Residential Mortgage, Inc.	4,484	82,416
Astoria Financial Corp.	38,428	378,900
Bank Mutual Corp.	20,482	82,747
BankFinancial Corp.	9,605	63,585
Beneficial Mutual Bancorp, Inc. (a)	14,630	127,866
Berkshire Hills Bancorp, Inc.	9,208	211,047
BofI Holding, Inc. (a)	4,284	73,171
Brookline Bancorp, Inc.	29,991	281,016
Charter Financial Corp.	3,223	28,878
Clifton Savings Bancorp, Inc.	3,745	39,060
Dime Community Bancshares, Inc.	13,790	201,472
Doral Financial Corp. (a)	56,179	86,516
ESB Financial Corp.	5,627	81,141
ESSA Bancorp, Inc.	4,894	47,961
First Defiance Financial Corp.	4,338	73,139
First Financial Holdings, Inc.	7,328	80,608
First Pactrust Bancorp, Inc.	3,291	39,229
Flagstar BanCorp., Inc. (a)	86,535	79,612
Flushing Financial Corp.	13,933	187,538
Fox Chase BanCorp., Inc.	4,759	61,867
Franklin Financial Corp. (a)	6,067	81,480
Great Southern Bancorp, Inc.	4,552	109,248
Heritage Financial Corp.	6,878	93,541
Home Federal Bancorp, Inc.	7,099	71,913
Home Loan Servicing Solutions Ltd.	4,279	59,649
HomeStreet, Inc. (a)	74	2,057
Kearny Financial Corp.	5,804	56,589
Northfield Bancorp, Inc.	6,685	95,061
Northwest Bancshares, Inc.	42,705	542,354
OceanFirst Financial Corp.	6,517	92,802
Ocwen Financial Corp. (a)	42,069	657,538
OmniAmerican Bancorp, Inc. (a)	4,894	94,748
Oritani Financial Corp.	20,175	296,169
Provident New York Bancorp	16,921	143,152
Territorial BanCorp., Inc.	4,779	99,451
United Financial Bancorp, Inc.	7,078	111,974
ViewPoint Financial Group	15,327	235,729
Westfield Financial, Inc.	10,036	79,385
WSFS Financial Corp.	2,846	116,686
		5,347,295
Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)(b)	3,599	384,337
Central European Distribution Corp. (a)(b)	31,978	163,408
Craft Brew Alliance, Inc. (a)(b)	4,188	32,080
		579,825

Common Stocks	Shares	Value
Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	1,989	$124,790
Farmer Bros. Co. (a)	2,940	32,016
Heckmann Corp. (a)(b)	44,030	189,769
National Beverage Corp. (a)	5,016	80,457
Peet’s Coffee & Tea, Inc. (a)	5,574	410,804
Primo Water Corp. (a)(b)	7,008	13,666
		851,502
Biotechnology — 3.6%
Accelrys, Inc. (a)	24,242	193,451
Acorda Therapeutics, Inc. (a)	17,043	452,492
Aegerion Pharmaceuticals, Inc. (a)	4,077	56,385
Affymax, Inc. (a)	15,516	182,158
Albany Molecular Research, Inc. (a)	9,100	24,570
Alimera Sciences, Inc. (a)	4,459	15,071
Alkermes Plc (a)	41,621	772,070
Allos Therapeutics, Inc. (a)	35,786	52,963
Alnylam Pharmaceuticals, Inc. (a)	19,787	219,042
AMAG Pharmaceuticals, Inc. (a)	9,225	146,954
Amicus Therapeutics, Inc. (a)	7,856	41,480
Anthera Pharmaceuticals, Inc. (a)	9,492	20,977
Arena Pharmaceuticals, Inc. (a)(b)	71,213	218,624
Ariad Pharmaceuticals, Inc. (a)(b)	68,761	1,096,738
Arqule, Inc. (a)	23,428	164,230
Array Biopharma, Inc. (a)	37,092	126,484
Astex Pharmaceuticals (a)	25,988	48,338
AVEO Pharmaceuticals, Inc. (a)	13,713	170,178
AVI BioPharma, Inc. (a)	59,579	91,752
BG Medicine, Inc. (a)	3,045	21,376
BioMimetic Therapeutics, Inc. (a)	7,515	18,562
BioSante Pharmaceuticals, Inc. (a)(b)	58,785	39,974
BioTime, Inc. (a)	11,206	49,418
Cell Therapeutics, Inc. (a)	95,220	123,786
Celldex Therapeutics, Inc. (a)	23,438	119,299
Cepheid, Inc. (a)(b)	28,488	1,191,653
Chelsea Therapeutics International, Inc. (a)	25,421	65,078
ChemoCentryx, Inc. (a)	2,116	22,557
Clovis Oncology, Inc. (a)	4,680	119,106
Codexis, Inc. (a)	10,313	37,642
Complete Genomics, Inc. (a)(b)	5,163	14,560
Cornerstone Therapeutics, Inc. (a)	3,532	21,051
Cubist Pharmaceuticals, Inc. (a)	27,505	1,189,591
Curis, Inc. (a)	33,499	161,465
Cytori Therapeutics, Inc. (a)	22,966	57,185
Dyax Corp. (a)	44,069	68,748
Dynavax Technologies Corp. (a)	67,430	341,196
Emergent Biosolutions, Inc. (a)	10,679	170,864
Enzo Biochem, Inc. (a)	16,090	43,282
Enzon Pharmaceuticals, Inc. (a)	16,446	112,491
Exact Sciences Corp. (a)	24,822	277,013
Exelixis, Inc. (a)(b)	65,294	338,223
Furiex Pharmaceuticals, Inc. (a)	4,284	101,231
Genomic Health, Inc. (a)	7,439	227,708
Geron Corp. (a)	56,839	96,058

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	4

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology (continued)
GTx, Inc. (a)	10,141	$39,043
Halozyme Therapeutics, Inc. (a)	38,555	491,962
Harvard Bioscience, Inc. (a)	10,308	40,407
Horizon Pharma, Inc. (a)(b)	1,808	7,485
Idenix Pharmaceuticals, Inc. (a)	26,479	259,229
ImmunoGen, Inc. (a)	32,589	468,956
Immunomedics, Inc. (a)	28,857	104,751
Incyte Corp. (a)(b)	38,418	741,467
Insmed, Inc. (a)	10,323	37,472
InterMune, Inc. (a)	23,797	349,102
Kensey Nash Corp.	3,704	108,379
Keryx Biopharmaceuticals, Inc. (a)(b)	30,437	151,576
Lexicon Genetics, Inc. (a)	81,204	151,039
Ligand Pharmaceuticals, Inc. (a)(b)	8,613	137,377
MannKind Corp. (a)	43,456	107,336
Maxygen, Inc. (a)	12,381	71,067
Medivation, Inc. (a)	13,644	1,019,480
Metabolix, Inc. (a)	15,691	44,406
Momenta Pharmaceuticals, Inc. (a)(b)	20,303	311,042
Nabi Biopharmaceuticals (a)	16,582	30,843
Nektar Therapeutics (a)	50,117	396,927
Neurocrine Biosciences, Inc. (a)	25,372	202,215
NewLink Genetics Corp. (a)	2,955	27,038
Novavax, Inc. (a)	46,928	59,129
NPS Pharmaceuticals, Inc. (a)	37,785	258,449
Nymox Pharmaceutical Corp. (a)(b)	8,552	68,758
OncoGenex Pharmaceutical, Inc. (a)	5,791	76,962
Oncothyreon, Inc. (a)(b)	18,255	79,592
Onyx Pharmaceuticals, Inc. (a)	27,675	1,042,794
Opko Health, Inc. (a)(b)	47,808	226,132
Orexigen Therapeutics, Inc. (a)	18,590	76,219
Osiris Therapeutics, Inc. (a)	6,919	35,425
Pacific Biosciences of California, Inc. (a)	15,364	52,545
PDL BioPharma, Inc.	61,562	390,919
Peregrine Pharmaceuticals, Inc. (a)	46,312	25,013
PharmAthene, Inc. (a)	14,958	26,476
Progenics Pharmaceuticals, Inc. (a)(b)	12,877	127,482
Raptor Pharmaceutical Corp. (a)(b)	20,652	139,608
Rigel Pharmaceuticals, Inc. (a)(b)	30,124	242,498
RTI Biologics, Inc. (a)	24,048	88,978
Sangamo Biosciences, Inc. (a)	22,960	112,504
Savient Pharmaceuticals, Inc. (a)(b)	31,683	69,069
Seattle Genetics, Inc. (a)(b)	42,078	857,550
Sequenom, Inc. (a)	50,072	203,793
Sucampo Pharmaceuticals, Inc., Class A (a)	5,822	43,374
Sunesis Pharmaceuticals, Inc. (a)	13,288	38,137
Synta Pharmaceuticals Corp. (a)	12,039	52,370
Targacept, Inc. (a)	12,362	63,293
Theravance, Inc. (a)(b)	29,871	582,484

Common Stocks	Shares	Value
Biotechnology (concluded)
Transcept Pharmaceuticals, Inc. (a)	2,153	$22,650
Trius Therapeutics, Inc. (a)	4,621	24,722
Vanda Pharmaceuticals, Inc. (a)	12,623	60,464
Verastem, Inc. (a)	1,497	16,362
ViroPharma, Inc. (a)	30,849	927,629
Zalicus, Inc. (a)	34,958	41,950
ZIOPHARM Oncology, Inc. (a)	29,384	158,674
		20,713,677
Building Materials — 0.9%
Acuity Brands, Inc.	18,947	1,190,440
Builders FirstSource, Inc. (a)	20,031	84,731
Gibraltar Industries, Inc. (a)	13,341	202,116
Griffon Corp.	20,954	224,208
Headwaters, Inc. (a)	26,800	112,024
Louisiana-Pacific Corp. (a)(b)	57,458	537,232
LSI Industries, Inc.	8,719	63,910
NCI Building Systems, Inc. (a)	8,664	99,723
Quanex Building Products Corp.	16,716	294,703
Simpson Manufacturing Co., Inc.	18,118	584,306
Texas Industries, Inc.	10,019	350,765
Trex Co., Inc. (a)	6,838	219,363
Watsco, Inc.	12,307	911,210
		4,874,731
Building: Climate Control — 0.1%
Aaon, Inc.	8,261	166,790
Comfort Systems USA, Inc.	16,732	182,546
Interline Brands, Inc. (a)	13,525	292,275
		641,611
Building: Roofing, Wallboard & Plumbing — 0.2%
Beacon Roofing Supply, Inc. (a)	19,948	513,861
USG Corp. (a)	31,007	533,320
		1,047,181
Cable Television Services — 0.0%
Knology, Inc. (a)	13,171	239,712
Casinos & Gambling — 0.3%
Ameristar Casinos, Inc.	14,134	263,316
Boyd Gaming Corp. (a)	24,077	188,764
Caesars Entertainment Corp. (a)	16,092	237,196
Isle of Capri Casinos, Inc. (a)	9,123	64,408
Monarch Casino & Resort, Inc. (a)	3,729	38,409
Multimedia Games Holding Co., Inc. (a)	11,845	129,821
Pinnacle Entertainment, Inc. (a)	27,197	313,038
Scientific Games Corp., Class A (a)	25,574	298,193
Shuffle Master, Inc. (a)	23,785	418,616
		1,951,761
Cement — 0.1%
Eagle Materials, Inc.	19,396	674,011
Chemicals: Diversified — 1.0%
Aceto Corp.	11,672	110,767
American Vanguard Corp.	9,797	212,497

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	5

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals: Diversified (concluded)
Chemtura Corp. (a)	41,833	$710,324
Georgia Gulf Corp. (a)	14,728	513,713
Hawkins, Inc.	3,801	141,397
Innophos Holdings, Inc.	9,429	472,581
KMG Chemicals, Inc.	3,213	57,995
Landec Corp. (a)	11,572	75,565
LSB Industries, Inc. (a)	8,077	314,357
Olin Corp.	34,849	757,966
OM Group, Inc. (a)	13,631	374,989
Omnova Solutions, Inc. (a)	19,943	134,615
PolyOne Corp.	40,602	584,669
Sensient Technologies Corp.	21,927	833,226
TPC Group, Inc. (a)	5,831	257,789
		5,552,450
Chemicals: Specialty — 0.5%
Balchem Corp.	12,648	382,602
Calgon Carbon Corp. (a)	24,795	387,050
FutureFuel Corp.	8,204	90,080
GSE Holding, Inc. (a)	3,521	46,231
Innospec, Inc. (a)	10,433	316,954
Kraton Performance Polymers, Inc. (a)	14,041	373,069
NewMarket Corp.	3,940	738,356
Quaker Chemical Corp.	5,645	222,695
Senomyx, Inc. (a)	18,160	49,758
Stepan Co.	3,552	311,866
Zep, Inc.	9,604	138,298
		3,056,959
Coal — 0.2%
Cloud Peak Energy, Inc. (a)	26,497	422,097
Hallador Energy Co.	1,827	16,151
James River Coal Co. (a)(b)	15,637	80,061
KiOR, Inc. (a)(b)	4,896	65,460
L&L Energy, Inc. (a)(b)	9,290	22,760
Patriot Coal Corp. (a)	40,207	250,892
Westmoreland Coal Co. (a)	4,501	50,276
		907,697
Commercial Finance & Mortgage Companies — 0.1%
Federal Agricultural Mortgage Corp., Class B	4,362	99,018
Medallion Financial Corp.	6,765	75,497
NewStar Financial, Inc. (a)(b)	12,153	135,141
Walker & Dunlop, Inc. (a)	5,000	63,000
		372,656
Commercial Services: Rental & Leasing — 0.7%
Aircastle Ltd.	24,174	295,890
CAI International, Inc. (a)	5,320	96,718
Electro Rent Corp.	8,256	151,993
Essex Rental Corp. (a)	7,195	27,485
H&E Equipment Services, Inc. (a)	12,594	238,279
Marlin Business Services, Inc.	3,857	58,086
McGrath RentCorp	10,691	343,288
Mobile Mini, Inc. (a)(b)	16,153	341,151
PHH Corp. (a)	24,764	383,099

Common Stocks	Shares	Value
Commercial Services: Rental & Leasing (concluded)
RSC Holdings, Inc. (a)	29,493	$666,247
SeaCube Container Leasing Ltd.	4,822	82,938
TAL International Group, Inc.	9,679	355,316
United Rentals, Inc. (a)(b)	27,312	1,171,412
		4,211,902
Commercial Vehicles & Parts — 0.2%
Accuride Corp. (a)(b)	17,802	154,699
Commercial Vehicle Group, Inc. (a)	12,688	154,921
Miller Industries, Inc.	4,880	82,570
Modine Manufacturing Co. (a)	20,508	181,086
Rush Enterprises, Inc., Class A (a)(b)	14,229	301,939
Spartan Motors, Inc.	14,786	78,218
Wabash National Corp. (a)	30,155	312,104
		1,265,537
Communications Technology — 2.1%
AboveNet, Inc. (a)	10,152	840,586
Adtran, Inc.	28,271	881,772
Anaren, Inc. (a)	6,590	120,926
Anixter International, Inc. (a)	12,665	918,592
Aruba Networks, Inc. (a)	39,202	873,421
Aviat Networks, Inc. (a)	26,734	75,390
Bel Fuse, Inc.	4,602	81,317
Black Box Corp.	7,924	202,141
Calix, Inc. (a)	17,085	145,735
Comtech Telecommunications Corp.	8,166	266,048
Dialogic, Inc. (a)	7,985	6,948
Digi International, Inc. (a)	11,100	121,989
DigitalGlobe, Inc. (a)(b)	15,502	206,797
Echelon Corp. (a)(b)	15,545	68,864
EMCORE Corp. (a)	10,132	48,330
Emulex Corp. (a)	38,631	400,990
Extreme Networks, Inc. (a)	40,540	155,268
Finisar Corp. (a)(b)	39,174	789,356
GeoEye, Inc. (a)	9,718	233,912
Globecomm Systems, Inc. (a)	9,810	142,049
GSI Technology, Inc. (a)	8,359	35,442
Harmonic, Inc. (a)	50,559	276,558
Infinera Corp. (a)	45,952	373,130
InterDigital, Inc.	19,820	690,925
Ixia (a)	17,008	212,430
KVH Industries, Inc. (a)	6,625	69,563
Loral Space & Communications Ltd. (a)	4,794	381,602
Meru Networks, Inc. (a)(b)	5,166	20,922
NeoPhotonics Corp. (a)	3,508	16,593
NETGEAR, Inc. (a)	15,940	608,908
Novatel Wireless, Inc. (a)	14,605	48,927
Numerex Corp. (a)	3,991	39,032
Oclaro, Inc. (a)	22,227	87,574
Oplink Communications, Inc. (a)	8,571	146,564
Plantronics, Inc.	18,973	763,853
Procera Networks, Inc. (a)(b)	6,313	141,159
SeaChange International, Inc. (a)	11,543	89,805

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	6

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Technology (concluded)
Shoretel, Inc. (a)	20,732	$117,758
Sonus Networks, Inc. (a)	92,633	268,636
Sycamore Networks, Inc. (a)(b)	8,788	155,899
TeleNav, Inc. (a)	7,496	52,622
Viasat, Inc. (a)(b)	15,808	762,104
Westell Technologies, Inc., Class A (a)	23,954	55,813
		11,996,250
Computer Services Software & Systems — 5.6%
ACI Worldwide, Inc. (a)(c)	17,035	685,999
The Active Network, Inc. (a)	5,656	95,190
Actuate Corp. (a)	16,651	104,568
Acxiom Corp. (a)	35,262	517,646
American Reprographics Co. (a)	16,273	87,711
American Software, Inc., Class A	9,931	85,208
Aspen Technology, Inc. (a)	36,902	757,598
AVG Technologies NV (a)	3,501	52,340
Avid Technology, Inc. (a)	13,045	143,495
Bankrate, Inc. (a)	10,128	250,668
Bazaarvoice, Inc. (a)	4,770	94,780
Blackbaud, Inc.	19,372	643,732
Bottomline Technologies, Inc. (a)	15,778	440,837
Brightcove, Inc. (a)	1,900	47,120
BroadSoft, Inc. (a)	9,911	379,096
CACI International, Inc., Class A (a)	11,485	715,401
Callidus Software, Inc. (a)	13,116	102,436
Ciber, Inc. (a)	28,004	118,737
CommVault Systems, Inc. (a)	19,255	955,818
Computer Task Group, Inc. (a)(b)	6,639	101,709
ComScore, Inc. (a)	14,028	300,059
Concur Technologies, Inc. (a)	19,521	1,120,115
Convio, Inc. (a)	6,316	97,709
Cornerstone OnDemand, Inc. (a)	4,995	109,091
CSG Systems International, Inc. (a)	15,202	230,158
DealerTrack Holdings, Inc. (a)	17,874	540,867
Deltek, Inc. (a)(b)	9,739	103,818
Demand Media, Inc. (a)	3,315	24,034
Digimarc Corp. (a)	2,743	76,639
Digital River, Inc. (a)	16,445	307,686
DynaVox, Inc., Class A (a)	4,812	14,821
EarthLink, Inc.	48,389	386,628
Ebix, Inc.	12,676	293,576
Envestnet, Inc. (a)	8,590	107,547
EPAM Systems, Inc. (a)	1,608	32,996
EPIQ Systems, Inc.	13,720	166,012
ePlus, Inc. (a)	1,624	51,919
FalconStor Software, Inc. (a)	13,969	52,244
FriendFinder Networks, Inc. (a)(b)	3,035	4,128
Guidance Software, Inc. (a)	5,747	63,504
Guidewire Software, Inc. (a)	3,871	119,149
ICG Group, Inc. (a)	16,297	145,858
iGate Corp. (a)	13,644	228,673
Imperva, Inc. (a)	2,406	94,195
Infospace, Inc. (a)	17,277	221,318
Interactive Intelligence Group, Inc. (a)(b)	6,258	190,932

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
Internap Network Services Corp. (a)	22,926	$168,277
IntraLinks Holdings, Inc. (a)	14,231	75,282
JDA Software Group, Inc. (a)	18,433	506,539
Jive Software, Inc. (a)	6,760	183,602
Kenexa Corp. (a)	11,620	363,009
Keynote Systems, Inc.	6,407	126,602
The KEYW Holding Corp. (a)	8,329	64,550
KIT Digital, Inc. (a)(b)	16,883	121,558
Limelight Networks, Inc. (a)	27,845	91,610
Lionbridge Technologies, Inc. (a)(b)	27,258	78,503
LivePerson, Inc. (a)	23,142	388,091
LogMeIn, Inc. (a)	8,935	314,780
Manhattan Associates, Inc. (a)	8,976	426,629
Mantech International Corp., Class A	10,236	352,733
Mentor Graphics Corp. (a)	41,883	622,381
Mercury Computer Systems, Inc. (a)	13,281	175,973
MicroStrategy, Inc., Class A (a)	3,479	487,060
Moduslink Global Solutions, Inc. (a)	19,199	103,675
Monotype Imaging Holdings, Inc. (a)	15,698	233,900
Motricity, Inc. (a)	15,053	16,558
NCI, Inc., Class A (a)	3,257	20,812
NetScout Systems, Inc. (a)	16,447	334,532
NetSuite, Inc. (a)(b)	12,495	628,374
NIC, Inc.	28,101	340,865
OpenTable, Inc. (a)	10,240	414,413
Openwave Systems, Inc. (a)(b)	35,463	80,501
Opnet Technologies, Inc.	6,320	183,280
Parametric Technology Corp. (a)(b)	52,108	1,455,898
PDF Solutions, Inc. (a)	10,272	86,593
Pegasystems, Inc.	7,308	278,873
Perficient, Inc. (a)	10,650	127,907
Progress Software Corp. (a)	27,030	638,449
PROS Holdings, Inc. (a)	9,445	176,621
QAD, Inc. (a)	2,716	35,580
QLIK Technologies, Inc. (a)	30,757	984,224
Quepasa Corp. (a)	2,711	12,037
Quest Software, Inc. (a)	24,721	575,258
RealNetworks, Inc.	9,186	91,309
RealPage, Inc. (a)	13,334	255,613
Responsys, Inc. (a)	4,298	51,447
Saba Software, Inc. (a)	13,076	128,276
Sapient Corp.	47,687	593,703
SciQuest, Inc. (a)	5,368	81,808
Smith Micro Software, Inc. (a)	14,929	34,785
SolarWinds, Inc. (a)	24,901	962,424
Sourcefire, Inc. (a)(b)	12,366	595,176
SPS Commerce, Inc. (a)	3,665	98,515
SS&C Technologies Holdings, Inc. (a)	11,084	258,590
Support.com, Inc. (a)	21,559	67,911
Synchronoss Technologies, Inc. (a)	11,622	370,974

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	7

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Computer Services Software & Systems (concluded)
SYNNEX Corp. (a)	10,792	$411,607
Syntel, Inc.	6,782	379,792
Taleo Corp., Class A (a)	17,909	822,560
Tangoe, Inc. (a)	4,501	84,664
TechTarget, Inc. (a)	6,111	42,349
TeleCommunication Systems, Inc., Class A (a)	20,880	58,046
TNS, Inc. (a)	11,159	242,485
Tyler Technologies, Inc. (a)	12,933	496,757
Ultimate Software Group, Inc. (a)(b)	11,280	826,598
Unisys Corp. (a)	18,963	373,950
United Online, Inc.	39,111	191,253
VASCO Data Security International, Inc. (a)	11,925	128,671
Verint Systems, Inc. (a)	9,310	301,551
VirnetX Holding Corp. (a)(b)	17,735	424,399
Virtusa Corp. (a)	6,635	114,586
Wave Systems Corp., Class A (a)(b)	37,077	68,963
Web.Com Group, Inc. (a)	12,778	184,387
Websense, Inc. (a)(b)	16,568	349,419
Zillow, Inc. (a)	1,831	65,165
Zix Corp. (a)	25,978	75,596
		31,972,623
Computer Technology — 0.6%
Cray, Inc. (a)	15,902	116,403
Dot Hill Systems Corp. (a)	23,748	35,859
Dynamics Research Corp. (a)	4,018	38,734
Identive Group, Inc. (a)	16,224	33,908
Imation Corp. (a)(b)	13,082	80,978
Immersion Corp. (a)	12,701	69,347
Insight Enterprises, Inc. (a)	18,945	415,464
Intermec, Inc. (a)	26,172	202,310
OCZ Technology Group, Inc. (a)(b)	28,930	201,931
PC Connection, Inc.	3,778	31,055
Quantum Corp. (a)	99,298	260,161
Radisys Corp. (a)	8,649	64,003
Rimage Corp.	4,344	43,483
Safeguard Scientifics, Inc. (a)(b)	9,071	156,021
Silicon Graphics International Corp. (a)	13,635	131,987
STEC, Inc. (a)	16,206	152,985
Stratasys, Inc. (a)	9,312	340,074
Super Micro Computer, Inc. (a)(b)	12,446	217,307
Synaptics, Inc. (a)	13,991	510,811
Xyratex Ltd.	12,480	198,557
		3,301,378
Construction — 0.4%
Aegion Corp. (a)	17,416	310,527
EMCOR Group, Inc.	29,168	808,537
Granite Construction, Inc.	16,736	480,993
Great Lakes Dredge & Dock Corp.	25,950	187,359
Orion Marine Group, Inc. (a)	11,933	86,275
Primoris Services Corp.	11,762	188,898
Sterling Construction Co., Inc. (a)	7,322	71,389

Common Stocks	Shares	Value
Construction (concluded)
Tutor Perini Corp. (a)	13,770	$214,537
		2,348,515
Consumer Electronics — 0.2%
RealD, Inc. (a)	18,097	244,309
Skullcandy, Inc. (a)	4,267	67,547
TiVo, Inc. (a)	51,814	621,250
Universal Electronics, Inc. (a)	6,575	131,368
VOXX International Corp. (a)	7,877	106,812
XO Group, Inc. (a)	10,935	102,680
Zagg, Inc. (a)(b)	9,730	103,430
		1,377,396
Consumer Lending — 0.8%
Advance America, Cash Advance Centers, Inc.	24,498	256,984
Cash America International, Inc.	12,913	618,920
Credit Acceptance Corp. (a)	2,974	300,404
Encore Capital Group, Inc. (a)	7,199	162,337
Ezcorp, Inc. (a)	20,611	668,930
First Cash Financial Services, Inc. (a)	12,982	556,798
The First Marblehead Corp. (a)	26,617	32,473
Imperial Holdings, Inc. (a)	8,763	23,397
MGIC Investment Corp. (a)	82,643	409,909
MoneyGram International, Inc. (a)	4,726	85,068
Nelnet, Inc., Class A	11,477	297,369
Netspend Holdings, Inc. (a)	11,897	92,321
Nicholas Financial, Inc.	4,525	59,685
Portfolio Recovery Associates, Inc. (a)(b)	7,507	538,402
World Acceptance Corp. (a)	6,672	408,660
		4,511,657
Consumer Services: Miscellaneous — 0.6%
Ancestry.com, Inc. (a)(b)	13,934	316,859
Coinstar, Inc. (a)	13,681	869,428
Core-Mark Holdings Co., Inc.	4,978	203,799
Move, Inc. (a)	17,476	169,692
NutriSystem, Inc.	11,867	133,266
Sotheby’s	29,578	1,163,599
Steiner Leisure Ltd. (a)	6,599	322,229
		3,178,872
Containers & Packaging — 0.1%
AEP Industries, Inc. (a)	1,880	65,443
Graphic Packaging Holding Co. (a)	70,318	388,155
Myers Industries, Inc.	13,131	193,682
		647,280
Copper — 0.0%
Revett Minerals, Inc. (a)	11,435	47,798
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)(b)	10,753	376,140
Inter Parfums, Inc.	7,127	111,822
Revlon, Inc., Class A (a)	4,811	82,990
		570,952

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	8

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified Financial Services — 0.5%
California First National Bancorp	1,033	$15,846
DFC Global Corp. (a)	19,212	362,530
Duff & Phelps Corp.	13,489	209,619
Edelman Financial Group, Inc.	9,170	60,614
Evercore Partners, Inc., Class A	9,267	269,392
FBR & Co. (a)	20,515	52,724
Fidus Investment Corp.	2,212	30,990
FX Alliance, Inc. (a)	2,616	41,019
Gleacher & Co., Inc. (a)	30,979	42,131
Intersections, Inc.	4,353	55,631
Main Street Capital Corp. (b)	10,066	247,926
Piper Jaffray Cos. (a)	6,953	185,089
Stifel Financial Corp. (a)(b)	23,510	889,618
Triangle Capital Corp.	11,884	234,709
		2,697,838
Diversified Manufacturing Operations — 0.4%
A.M. Castle & Co. (a)	7,325	92,661
Barnes Group, Inc.	23,750	624,863
Federal Signal Corp. (a)	27,240	151,454
Lydall, Inc. (a)	7,561	77,047
OSI Systems, Inc. (a)(b)	8,270	506,951
Raven Industries, Inc.	7,827	477,525
Standex International Corp.	5,488	226,051
Trimas Corp. (a)	11,232	251,484
		2,408,036
Diversified Materials & Processing — 0.8%
Belden, Inc.	20,596	780,794
Cabot Microelectronics Corp.	10,217	397,237
Clarcor, Inc.	22,076	1,083,711
Encore Wire Corp.	8,149	242,270
Harbinger Group, Inc. (a)	3,780	19,580
Hexcel Corp. (a)(b)	42,903	1,030,101
Insteel Industries, Inc.	7,683	93,349
Koppers Holdings, Inc.	9,054	349,122
NL Industries, Inc.	2,850	42,465
Tredegar Corp.	10,503	205,754
Uranium Energy Corp. (a)	33,072	128,981
		4,373,364
Diversified Media — 0.1%
Belo Corp., Class A	40,717	291,941
EW Scripps Co. (a)	13,820	136,403
		428,344
Diversified Retail — 0.4%
The Bon-Ton Stores, Inc. (b)	5,630	52,021
Fred’s, Inc.	16,221	236,989
Geeknet, Inc. (a)	1,806	26,115
Gordmans Stores, Inc. (a)	2,407	52,882
HSN, Inc.	17,453	663,738
Overstock.com, Inc. (a)	5,142	26,944
PriceSmart, Inc.	7,750	564,277
Saks, Inc. (a)	50,345	584,505
Tuesday Morning Corp. (a)	19,163	73,586
ValueVision Media, Inc., Class A (a)	19,000	39,330

Common Stocks	Shares	Value
Diversified Retail (concluded)
Winmark Corp.	989	$57,303
		2,377,690
Drug & Grocery Store Chains — 0.7%
Arden Group, Inc., Class A	478	43,445
Casey’s General Stores, Inc.	16,640	922,854
The Fresh Market, Inc. (a)	12,295	589,545
GNC Holdings, Inc.	9,914	345,900
Harris Teeter Supermarkets, Inc.	21,540	863,754
Ingles Markets, Inc., Class A	5,519	97,355
Nash Finch Co.	5,310	150,910
The Pantry, Inc. (a)	10,089	131,258
PetMed Express, Inc.	8,928	110,529
Rite Aid Corp. (a)	256,135	445,675
Spartan Stores, Inc.	9,921	179,769
Susser Holdings Corp. (a)	4,119	105,735
Village Super Market, Inc., Class A	2,755	87,030
Weis Markets, Inc.	4,897	213,509
		4,287,268
Education Services — 0.4%
Ambassadors Group, Inc.	8,249	44,132
American Public Education, Inc. (a)	7,842	297,996
Archipelago Learning, Inc. (a)	5,813	64,641
Bridgepoint Education, Inc. (a)	7,862	194,584
Cambium Learning Group, Inc. (a)	6,072	16,091
Capella Education Co. (a)(b)	5,864	210,811
Corinthian Colleges, Inc. (a)	34,177	141,493
Franklin Covey Co. (a)	6,045	56,883
Grand Canyon Education, Inc. (a)	12,576	223,350
HealthStream, Inc. (a)	7,945	184,244
K12, Inc. (a)	11,419	269,831
Lincoln Educational Services Corp.	10,004	79,132
National American University Holdings, Inc.	3,754	23,650
Rosetta Stone, Inc. (a)	5,028	51,889
School Specialty, Inc. (a)	7,092	25,106
Strayer Education, Inc.	5,311	500,721
Universal Technical Institute, Inc.	9,878	130,291
		2,514,845
Electronic Components — 0.7%
3D Systems Corp. (a)	18,173	427,792
Acacia Research Corp. (a)(b)	18,625	777,407
Checkpoint Systems, Inc. (a)	17,657	199,171
DDi Corp.	6,621	80,776
InvenSense, Inc. (a)	4,374	79,169
Kemet Corp. (a)(b)	19,460	182,146
LeCroy Corp. (a)	7,248	75,307
Methode Electronics, Inc.	16,244	150,744
Multi-Fineline Electronix, Inc. (a)	3,966	108,867
NVE Corp. (a)	2,081	110,293
Park Electrochemical Corp.	9,126	275,879
Pulse Electronics Corp.	19,309	48,466
Rogers Corp. (a)(b)	7,012	271,715
ScanSource, Inc. (a)(b)	11,624	433,808
TTM Technologies, Inc. (a)	22,854	262,592

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	9

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Electronic Components (concluded)
Universal Display Corp. (a)	16,789	$613,302
Viasystems Group, Inc. (a)	1,170	22,207
		4,119,641
Electronic Entertainment — 0.1%
DTS, Inc. (a)(b)	7,658	231,425
Glu Mobile, Inc. (a)	20,861	101,176
Microvision, Inc. (a)	7,424	20,267
Take-Two Interactive Software, Inc. (a)	32,025	492,705
THQ, Inc. (a)	33,039	18,502
		864,075
Electronics — 0.5%
Agilysys, Inc. (a)	7,524	67,641
American Science & Engineering, Inc.	3,983	267,060
Coherent, Inc. (a)	10,259	598,407
Daktronics, Inc.	15,290	135,928
II-VI, Inc. (a)	22,496	532,030
iRobot Corp. (a)	10,448	284,813
Newport Corp. (a)	16,480	292,026
Richardson Electronics Ltd.	6,147	73,641
Rofin-Sinar Technologies, Inc. (a)(b)	12,523	330,232
SRS Labs, Inc. (a)	4,979	34,604
		2,616,382
Energy Equipment — 0.1%
C&J Energy Services, Inc. (a)(b)	5,245	93,308
Capstone Turbine Corp. (a)(b)	112,471	114,720
FuelCell Energy, Inc. (a)	66,765	104,821
Matador Resources Co. (a)	6,049	66,237
PowerSecure International, Inc. (a)(b)	8,518	51,619
STR Holdings, Inc. (a)	13,620	65,921
		496,626
Engineering & Contracting Services — 0.5%
Argan, Inc.	3,589	57,568
Dycom Industries, Inc. (a)	15,502	362,127
Exponent, Inc. (a)	5,793	281,076
Furmamite Corp. (a)	16,299	104,640
Hill International, Inc. (a)	11,595	45,568
Layne Christensen Co. (a)	8,630	192,018
Mastec, Inc. (a)	24,694	446,714
Michael Baker Corp. (a)	3,675	87,649
Mistras Group, Inc. (a)	6,457	153,806
MYR Group, Inc. (a)	8,849	158,043
Tetra Tech, Inc. (a)	27,240	718,046
UniTek Global Services, Inc. (a)	4,101	13,820
VSE Corp.	1,884	46,742
		2,667,817
Entertainment — 0.4%
Ascent Capital Group, Inc., Class A (a)(b)	6,275	296,745
Cinemark Holdings, Inc.	40,564	890,380

Common Stocks	Shares	Value
Entertainment (concluded)
Lions Gate Entertainment Corp. (a)(b)	19,799	$275,602
Live Nation Entertainment, Inc. (a)(b)	61,241	575,665
Rentrak Corp. (a)	4,193	95,181
World Wrestling Entertainment, Inc.	12,011	106,538
		2,240,111
Environmental, Maintenance, & Security Service — 0.7%
ABM Industries, Inc.	22,942	557,491
The Brink’s Co.	20,263	483,678
G&K Services, Inc., Class A	8,208	280,714
The Geo Group, Inc. (a)	26,496	503,689
Healthcare Services Group, Inc.	28,888	614,448
Mac-Gray Corp.	5,191	78,540
Rollins, Inc.	27,764	590,818
Standard Parking Corp. (a)	6,879	141,019
Swisher Hygiene, Inc. (a)	37,179	91,460
Unifirst Corp.	6,217	382,656
		3,724,513
Fertilizers — 0.0%
Rentech, Inc. (a)	60,976	126,830
Financial Data & Systems — 0.9%
Advent Software, Inc. (a)	14,439	369,638
Cardtronics, Inc. (a)	18,687	490,534
Cass Information Systems, Inc.	4,052	161,877
Euronet Worldwide, Inc. (a)	22,501	470,046
Fair Isaac Corp.	15,536	682,030
Global Cash Access, Inc. (a)	14,592	113,818
Heartland Payment Systems, Inc.	16,719	482,176
Higher One Holdings, Inc. (a)(b)	13,435	200,853
Jack Henry & Associates, Inc.	37,766	1,288,576
Wright Express Corp. (a)	16,891	1,093,355
		5,352,903
Foods — 1.1%
B&G Foods, Inc., Class A	20,870	469,784
The Chefs’ Warehouse, Inc. (a)	3,986	92,236
Chiquita Brands International, Inc. (a)(b)	19,944	175,308
Diamond Foods, Inc. (b)	9,649	220,190
Dole Food Co., Inc. (a)(b)	15,736	157,045
Hain Celestial Group, Inc. (a)(b)	15,628	684,663
J&J Snack Foods Corp.	6,288	329,868
Lancaster Colony Corp.	8,176	543,377
Lifeway Foods, Inc. (a)	2,151	19,897
Medifast, Inc. (a)	6,057	105,755
Natures Sunshine Prods, Inc. (a)	4,910	78,658
Nutraceutical International Corp. (a)	4,097	59,652
Omega Protein Corp. (a)	8,673	66,002
Roundy’s, Inc. (a)	8,389	89,762
Schiff Nutrition International, Inc. (a)	5,432	66,759
Seneca Foods Corp. (a)	4,020	105,887

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	10

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Foods (concluded)
Smart Balance, Inc. (a)	26,057	$172,237
Snyders-Lance, Inc.	20,587	532,174
Synutra International, Inc. (a)	7,397	43,494
Tootsie Roll Industries, Inc.	10,813	247,732
TreeHouse Foods, Inc. (a)	15,527	923,857
United Natural Foods, Inc. (a)	21,094	984,246
		6,168,583
Forest Products — 0.1%
Deltic Timber Corp.	4,729	299,298
Universal Forest Products, Inc.	8,573	295,597
		594,895
Forms & Bulk Printing Services — 0.2%
Consolidated Graphics, Inc. (a)	3,703	167,561
Deluxe Corp.	22,359	523,648
Ennis, Inc.	11,429	180,807
Innerworkings, Inc. (a)	11,315	131,820
Multi-Color Corp.	4,972	111,919
Quad/Graphics, Inc. (b)	11,090	154,151
Schawk, Inc.	5,353	66,966
		1,336,872
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	5,067	27,260
Funeral Parlors & Cemeteries — 0.2%
Hillenbrand, Inc.	27,200	624,240
Matthews International Corp., Class A	12,967	410,276
Stewart Enterprises, Inc., Class A	32,186	195,369
		1,229,885
Gas Pipeline — 0.1%
Crosstex Energy, Inc.	18,027	254,902
SemGroup Corp. (a)	18,096	527,317
		782,219
Glass — 0.0%
Apogee Enterprises, Inc.	12,381	160,334
Gold — 0.3%
Coeur d’Alene Mines Corp. (a)	39,069	927,498
Gold Resource Corp.	12,477	303,316
Golden Star Resources Ltd. (a)	113,795	211,659
Jaguar Mining, Inc. (a)(b)	37,083	173,178
Midway Gold Corp. (a)	38,460	54,998
Vista Gold Corp. (a)	31,104	97,666
		1,768,315
Health Care Facilities — 0.6%
Amsurg Corp. (a)	13,729	384,137
Assisted Living Concepts, Inc.	8,570	142,348
Capital Senior Living Corp. (a)	12,083	111,647
Emeritus Corp. (a)	13,418	236,962
The Ensign Group, Inc.	7,147	194,112
Five Star Quality Care, Inc. (a)	18,876	64,367
Hanger Orthopedic Group, Inc. (a)	14,706	321,473
HealthSouth Corp. (a)	41,564	851,231

Common Stocks	Shares	Value
Health Care Facilities (concluded)
Kindred Healthcare, Inc. (a)(b)	22,880	$197,683
National Healthcare Corp.	4,504	205,202
Select Medical Holdings Corp. (a)	17,726	136,313
Skilled Healthcare Group, Inc., Class A (a)	8,577	65,700
Sunrise Senior Living, Inc. (a)	25,278	159,757
US Physical Therapy, Inc.	5,163	119,007
Vanguard Health Systems, Inc. (a)	13,381	131,937
		3,321,876
Health Care Management Services — 0.8%
Bioscript, Inc. (a)	17,837	121,113
Centene Corp. (a)	21,905	1,072,688
Computer Programs & Systems, Inc.	4,865	274,970
Magellan Health Services, Inc. (a)	12,415	605,976
Metropolitan Health Networks, Inc. (a)	18,623	174,497
Molina Healthcare, Inc. (a)(b)	12,193	410,051
National Research Corp.	819	35,168
Triple-S Management Corp. (a)	8,639	199,561
Universal American Corp.	14,227	153,367
WellCare Health Plans, Inc. (a)	18,642	1,339,987
		4,387,378
Health Care Services — 1.3%
Accretive Health, Inc. (a)(b)	17,398	347,438
Air Methods Corp. (a)(b)	4,929	430,055
Alliance Healthcare Services, Inc. (a)	9,505	14,258
Almost Family, Inc. (a)	3,628	94,364
Amedisys, Inc. (a)(b)	12,977	187,647
AMN Healthcare Services, Inc. (a)	17,306	104,874
athenahealth, Inc. (a)	15,221	1,128,181
CardioNet, Inc. (a)	10,036	30,911
Chemed Corp.	8,658	542,683
Chindex International, Inc. (a)	5,210	49,495
Corvel Corp. (a)	2,806	111,931
Cross Country Healthcare, Inc. (a)	12,464	62,445
ePocrates, Inc. (a)	2,973	25,508
ExamWorks Group, Inc. (a)	11,899	147,786
Gentiva Health Services, Inc. (a)(b)	13,478	117,798
Greenway Medical Technologies, Inc. (a)	3,353	51,234
Healthways, Inc. (a)	14,994	110,356
HMS Holdings Corp. (a)	37,035	1,155,862
IPC The Hospitalist Co., Inc. (a)	7,179	264,977
LHC Group, Inc. (a)	6,946	128,709
Medidata Solutions, Inc. (a)	9,220	245,621
MModal, Inc. (a)	14,679	154,863
MWI Veterinary Supply, Inc. (a)	5,506	484,528
Omnicell, Inc. (a)	14,562	221,488
PharMerica Corp. (a)	12,848	159,701
Quality Systems, Inc.	16,938	740,699
Sun Healthcare Group, Inc. (a)	11,116	76,033
Team Health Holdings, Inc. (a)	11,705	240,655

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	11

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Services (concluded)
Transcend Services, Inc. (a)	3,853	$113,086
		7,543,186
Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	20,936	275,518
The Providence Service Corp. (a)	5,685	88,174
		363,692
Home Building — 0.3%
Beazer Homes USA, Inc. (a)	33,538	108,998
Hovnanian Enterprises, Inc., Class A (a)(b)	28,974	70,986
KB Home	33,864	301,390
M/I Homes, Inc. (a)(b)	8,230	101,723
MDC Holdings, Inc.	16,224	418,417
Meritage Homes Corp. (a)	12,293	332,649
Ryland Group, Inc.	19,516	376,268
Standard-Pacific Corp. (a)	46,802	208,737
		1,919,168
Hotel/Motel — 0.2%
Gaylord Entertainment Co. (a)	15,400	474,320
Marcus Corp.	8,964	112,498
Morgans Hotel Group Co. (a)	9,954	49,272
Orient Express Hotels Ltd., Class A (a)	41,962	428,012
Red Lion Hotels Corp. (a)	6,545	53,735
		1,117,837
Household Appliances — 0.0%
National Presto Industries, Inc.	2,103	159,534
Household Equipment & Products — 0.2%
American Greetings Corp., Class A	16,830	258,172
Blyth, Inc.	2,285	170,986
Central Garden & Pet Co., Class A (a)	18,439	177,568
CSS Industries, Inc.	3,558	69,239
Helen of Troy Ltd. (a)	13,399	455,700
Libbey, Inc. (a)	8,712	112,733
Summer Infant, Inc. (a)	5,512	33,072
		1,277,470
Household Furnishings — 0.3%
American Woodmark Corp.	4,186	75,348
Ethan Allen Interiors, Inc.	10,622	268,949
Furniture Brands International, Inc. (a)	17,380	29,199
Kirkland’s, Inc. (a)	6,507	105,283
La-Z-Boy, Inc. (a)	22,818	341,357
Lifetime Brands, Inc.	4,299	48,321
Sealy Corp. (a)	23,002	46,464
Select Comfort Corp. (a)	24,297	786,980
		1,701,901
Insurance: Life — 0.6%
American Equity Investment Life Holding Co.	26,201	334,587
Citizens, Inc. (a)	16,631	164,314

Common Stocks	Shares	Value
Insurance: Life (concluded)
CNO Financial Group, Inc. (a)(b)	96,465	$750,498
Delphi Financial Group, Inc., Class A	21,053	942,543
FBL Financial Group, Inc., Class A	5,685	191,584
Independence Holding Co.	3,398	33,844
Kansas City Life Insurance Co.	1,893	60,954
National Western Life Insurance Co., Class A	955	130,711
The Phoenix Cos., Inc. (a)	51,351	125,810
Presidential Life Corp.	9,546	109,111
Primerica, Inc.	12,984	327,327
Symetra Financial Corp.	29,858	344,263
		3,515,546
Insurance: Multi-Line — 0.5%
Alterra Capital Holdings Ltd. (b)	39,803	914,673
Crawford & Co., Class B	11,923	58,423
eHealth, Inc. (a)(b)	8,977	146,415
Flagstone Reinsurance Holdings SA	23,126	182,001
Fortegra Financial Corp. (a)	2,918	24,394
Horace Mann Educators Corp.	17,639	310,799
Maiden Holdings Ltd.	22,351	201,159
Pico Holdings, Inc. (a)(b)	9,997	234,430
Platinum Underwriters Holdings Ltd.	15,496	565,604
		2,637,898
Insurance: Property-Casualty — 1.5%
American Safety Insurance Holdings Ltd. (a)	4,625	87,181
Amerisafe, Inc. (a)	8,126	201,037
AmTrust Financial Services, Inc.	10,542	283,369
Argo Group International Holdings Ltd.	11,822	353,123
Baldwin & Lyons, Inc., Class B	3,754	84,015
Donegal Group, Inc., Class A	3,639	49,745
EMC Insurance Group, Inc.	2,214	44,479
Employers Holdings, Inc.	10,430	184,715
Enstar Group Ltd. (a)	3,034	300,336
First American Financial Corp.	45,724	760,390
Global Indemnity Plc (a)	5,689	110,879
Greenlight Capital Re Ltd. (a)	12,368	304,624
Hallmark Financial Services, Inc. (a)	5,638	44,484
Harleysville Group, Inc.	5,329	307,483
Hilltop Holdings, Inc. (a)	17,513	146,934
Infinity Property & Casualty Corp.	5,485	287,030
Meadowbrook Insurance Group, Inc.	23,592	220,113
Montpelier Re Holdings Ltd. (b)	27,225	525,987
National Interstate Corp.	3,107	79,477
Navigators Group, Inc. (a)	4,803	226,894
OneBeacon Insurance Group Ltd.	9,838	151,604
ProAssurance Corp.	13,425	1,182,877
Radian Group, Inc.	58,613	254,967
RLI Corp.	8,047	576,487

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	12

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Insurance: Property-Casualty (concluded)
Safety Insurance Group, Inc.	5,618	$233,934
SeaBright Holdings, Inc.	8,873	80,656
Selective Insurance Group, Inc.	23,527	414,310
State Auto Financial Corp.	6,507	95,067
Stewart Information Services Corp.	7,982	113,424
Tower Group, Inc.	16,318	366,013
United Fire Group, Inc.	9,555	170,939
Universal Insurance Holdings, Inc.	9,259	36,017
		8,278,590
International Trade & Diversified Logistic — 0.0%
Global Sources Ltd. (a)	4,824	29,716
Leisure Time — 1.0%
Black Diamond, Inc. (a)	8,179	75,737
Callaway Golf Co.	28,255	191,004
Churchill Downs, Inc.	5,512	308,121
International Speedway Corp., Class A	12,968	359,862
Interval Leisure Group, Inc.	17,682	307,667
Johnson Outdoors, Inc. (a)	1,968	37,589
Life Time Fitness, Inc. (a)	18,480	934,534
Orbitz Worldwide, Inc. (a)	9,642	29,408
Pool Corp.	20,972	784,772
Six Flags Entertainment Corp.	18,203	851,354
Smith & Wesson Holding Corp. (a)	26,425	204,794
Speedway Motorsports, Inc.	5,180	96,762
Steinway Musical Instruments, Inc. (a)	2,893	72,325
Sturm Ruger & Co., Inc.	8,291	407,088
Town Sports International Holdings, Inc. (a)	8,989	113,531
Vail Resorts, Inc.	15,683	678,290
West Marine, Inc. (a)	6,466	77,463
		5,530,301
Luxury Items — 0.0%
Movado Group, Inc.	7,608	186,776
Machinery: Agricultural — 0.2%
Alamo Group, Inc.	2,927	87,986
Lindsay Manufacturing Co.	5,519	365,744
Titan International, Inc.	18,323	433,339
Titan Machinery, Inc. (a)	6,775	191,055
		1,078,124
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc. (a)	8,769	319,893
Douglas Dynamics, Inc.	8,163	112,241
NACCO Industries, Inc., Class A	2,567	298,722
		730,856
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	22,187	397,813
Machinery: Industrial — 1.4%
Actuant Corp., Class A	29,966	868,714
Altra Holdings, Inc. (a)	11,830	227,136

Common Stocks	Shares	Value
Machinery: Industrial (concluded)
Applied Industrial Technologies, Inc.	18,476	$759,918
Chart Industries, Inc. (a)	12,861	943,097
Colfax Corp. (a)(b)	22,519	793,570
Columbus McKinnon Corp. (a)	8,464	137,879
DXP Enterprises, Inc. (a)	3,811	165,740
EnPro Industries, Inc. (a)(b)	9,073	372,900
Flow International Corp. (a)(b)	20,797	83,604
Graham Corp.	4,325	94,674
John Bean Technologies Corp.	12,584	203,861
Kadant, Inc. (a)	4,833	115,122
Middleby Corp. (a)	8,169	826,539
MTS Systems Corp.	6,857	364,038
Omega Flex, Inc. (a)	979	12,433
Proto Labs, Inc. (a)	1,142	38,931
Sauer-Danfoss, Inc.	5,102	239,794
Tecumseh Products Co., Class A (a)(b)	8,382	33,696
Tennant Co.	8,423	370,612
Twin Disc, Inc.	3,733	97,394
Woodward, Inc.	26,878	1,151,185
		7,900,837
Machinery: Specialty — 0.1%
Albany International Corp., Class A	12,128	278,337
Cascade Corp.	4,036	202,284
Hurco Cos., Inc. (a)	2,835	80,089
Xerium Technologies, Inc. (a)	4,535	29,251
		589,961
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	2,985	139,041
Skyline Corp.	2,901	22,193
		161,234
Medical & Dental Instruments & Supplies — 2.2%
Abiomed, Inc. (a)(b)	13,930	309,107
Align Technology, Inc. (a)(b)	26,788	738,009
Alphatec Holdings, Inc. (a)	24,484	58,027
AngioDynamics, Inc. (a)	10,903	133,562
Antares Pharma, Inc. (a)	38,365	123,919
AtriCure, Inc. (a)	6,261	62,297
Atrion Corp.	683	143,573
Biolase Technology, Inc. (a)	12,857	34,841
Cantel Medical Corp.	8,687	217,957
Cardiovascular Systems, Inc. (a)	6,476	59,903
Cerus Corp. (a)	22,039	88,597
Conceptus, Inc. (a)(b)	13,681	196,733
CONMED Corp.	12,423	371,075
CryoLife, Inc. (a)	12,456	65,643
Delcath Systems, Inc. (a)(b)	21,406	67,215
Endologix, Inc. (a)	21,476	314,623
Exactech, Inc. (a)	3,786	60,008
Hansen Medical, Inc. (a)(b)	22,389	67,167
Heartware International, Inc. (a)(b)	5,246	344,610
ICU Medical, Inc. (a)(b)	5,317	261,384
Insulet Corp. (a)	20,180	386,245

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	13

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (concluded)
Integra LifeSciences Holdings Corp. (a)	8,606	$298,542
Invacare Corp.	12,557	208,069
Landauer, Inc.	4,131	219,026
MAKO Surgical Corp. (a)(b)	13,942	587,655
Medical Action Industries, Inc. (a)	6,815	38,982
Medtox Scientific, Inc. (a)	3,414	57,560
Meridian Bioscience, Inc.	18,057	349,945
Merit Medical Systems, Inc. (a)	18,386	228,354
Navidea Biopharmaceuticals, Inc. (a)(b)	50,010	164,033
Neogen Corp. (a)	10,175	397,537
NuVasive, Inc. (a)	18,574	312,786
OraSure Technologies, Inc. (a)	20,494	235,476
Orthofix International NV (a)	7,912	297,333
Owens & Minor, Inc.	27,778	844,729
PSS World Medical, Inc. (a)	22,269	564,296
Quidel Corp. (a)	12,488	229,405
Rockwell Medical Technologies, Inc. (a)	7,093	67,100
Staar Surgical Co. (a)(b)	15,620	169,165
Steris Corp.	25,852	817,440
SurModics, Inc. (a)	6,684	102,733
Symmetry Medical, Inc. (a)	15,952	112,781
Tornier NV (a)	4,618	118,683
Unilife Corp. (a)	28,209	114,529
Uroplasty, Inc. (a)	8,611	25,919
Vascular Solutions, Inc. (a)	7,380	79,630
Volcano Corp. (a)	22,650	642,127
West Pharmaceutical Services, Inc.	14,544	618,556
Wright Medical Group, Inc. (a)	17,123	330,816
Young Innovations, Inc.	2,452	75,816
		12,413,518
Medical Equipment — 1.1%
Abaxis, Inc. (a)(b)	9,894	288,212
Accuray, Inc. (a)(b)	30,061	212,231
Affymetrix, Inc. (a)	31,005	132,391
Analogic Corp.	5,507	371,943
ArthroCare Corp. (a)	11,997	322,119
Bacterin International Holdings, Inc. (a)	9,878	23,905
Cyberonics, Inc. (a)(b)	12,239	466,673
Cynosure, Inc., Class A (a)	4,232	75,584
DexCom, Inc. (a)	29,479	307,466
Fluidigm Corp. (a)	2,914	45,837
Greatbatch, Inc. (a)	10,211	250,374
Haemonetics Corp. (a)(b)	11,210	781,113
IRIS International, Inc. (a)	7,775	105,040
Luminex Corp. (a)(b)	16,610	387,843
Masimo Corp. (a)	22,749	531,872
Merge Healthcare, Inc. (a)(b)	24,430	142,915
Natus Medical, Inc. (a)	12,742	152,012
NxStage Medical, Inc. (a)(b)	19,602	377,731
Palomar Medical Technologies, Inc. (a)	8,359	78,073
Solta Medical, Inc. (a)	26,771	81,116

Common Stocks	Shares	Value
Medical Equipment (concluded)
Spectranetic Corp. (a)	14,617	$152,017
Stereotaxis, Inc. (a)	22,866	14,863
Synergetics USA, Inc. (a)(b)	9,921	64,486
Zeltiq Aesthetics, Inc. (a)	2,957	18,245
Zoll Medical Corp. (a)	9,559	885,450
		6,269,511
Medical Services — 0.2%
Bio-Reference Labs, Inc. (a)	10,778	253,391
eResearch Technology, Inc. (a)	21,595	168,873
Neostem, Inc. (a)	10,587	3,997
Parexel International Corp. (a)	25,657	691,969
RadNet, Inc. (a)	13,951	44,364
		1,162,594
Metal Fabricating — 0.6%
Ampco-Pittsburgh Corp.	3,752	75,528
Compx International, Inc.	465	6,468
Dynamic Materials Corp.	5,863	123,768
Haynes International, Inc.	5,367	339,999
Kaydon Corp.	14,111	359,972
L.B. Foster Co., Class A	3,962	112,957
Lawson Products, Inc.	1,440	21,758
Metals USA Holdings Corp. (a)	5,108	73,606
Mueller Industries, Inc.	16,483	749,152
Mueller Water Products, Inc., Series A	68,387	227,729
NN, Inc. (a)	7,533	61,469
Northwest Pipe Co. (a)	4,052	86,065
RBC Bearings, Inc. (a)	9,635	444,463
RTI International Metals, Inc. (a)	13,263	305,845
Worthington Industries, Inc.	23,319	447,258
		3,436,037
Metals & Minerals: Diversified — 0.7%
AMCOL International Corp.	10,723	316,221
General Moly, Inc. (a)	29,703	99,505
Globe Specialty Metals, Inc.	27,716	412,137
Hecla Mining Co.	121,635	561,954
Materion Corp. (a)(b)	8,975	257,852
McEwen Mining, Inc. (a)(b)	46,130	204,817
Minerals Technologies, Inc.	7,907	517,197
Oil-Dri Corp. of America	2,207	46,987
Paramount Gold and Silver Corp. (a)(b)	51,459	116,297
SunCoke Energy, Inc. (a)	30,470	432,979
Thompson Creek Metals Co., Inc. (a)	66,183	447,397
United States Lime & Minerals, Inc. (a)(b)	1,145	68,574
Ur-Energy, Inc. (a)	47,075	57,432
Uranerz Energy Corp. (a)	28,731	72,402
Uranium Resources, Inc. (a)(b)	46,490	42,301
US Energy Corp. - Wyoming (a)	10,213	32,273
US Silica Holdings, Inc. (a)	5,146	107,757
		3,794,082

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	14

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Miscellaneous Consumer Staples — 0.0%
Spectrum Brands Holdings, Inc. (a)	7,334	$256,397
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	24,287	301,402
AT Cross Co. (a)	4,327	52,097
Electronics for Imaging, Inc. (a)	20,492	340,577
Herman Miller, Inc.	24,859	570,762
HNI Corp.	19,432	539,238
Kimball International, Inc., Class B	13,680	94,529
Knoll, Inc.	21,031	349,956
Steelcase, Inc., Class A	34,994	335,942
United Stationers, Inc.	18,525	574,831
		3,159,334
Offshore Drilling & Other Services — 0.1%
Hercules Offshore, Inc. (a)	56,774	268,541
Vantage Drilling Co. (a)	76,422	122,275
		390,816
Oil Well Equipment & Services — 1.6%
Basic Energy Services, Inc. (a)	10,592	183,771
Cal Dive International, Inc. (a)	41,961	138,471
Dawson Geophysical Co. (a)	3,473	119,298
Dril-Quip, Inc. (a)	15,030	977,251
Exterran Holdings, Inc. (a)(b)	28,084	370,428
Flotek Industries, Inc. (a)	21,939	263,707
Geokinetics, Inc. (a)(b)	4,595	8,087
Global Geophysical Services, Inc. (a)	7,949	84,339
Golar LNG Ltd.	17,435	663,402
Gulf Island Fabrication, Inc.	6,313	184,782
Helix Energy Solutions Group, Inc. (a)(b)	46,254	823,321
Hornbeck Offshore Services, Inc. (a)	13,459	565,682
ION Geophysical Corp. (a)	57,853	373,152
Key Energy Services, Inc. (a)	54,551	842,813
Lufkin Industries, Inc.	14,650	1,181,523
Matrix Service Co. (a)	11,663	163,399
Mitcham Industries, Inc. (a)	5,285	118,701
Natural Gas Services Group, Inc. (a)	5,377	70,976
Newpark Resources, Inc. (a)	39,771	325,724
OYO Geospace Corp. (a)	1,911	201,286
Parker Drilling Co. (a)	51,355	306,589
Pioneer Drilling Co. (a)	27,118	238,638
RigNet, Inc. (a)	2,659	46,612
Tesco Corp. (a)	13,296	188,670
Tetra Technologies, Inc. (a)	33,822	318,603
Union Drilling, Inc. (a)(b)	6,365	35,389
Willbros Group, Inc. (a)	17,515	56,749
		8,851,363
Oil: Crude Producers — 2.9%
Abraxas Petroleum Corp. (a)	36,242	113,075
Apco Oil and Gas International, Inc.	4,006	273,089
Approach Resources, Inc. (a)	11,328	418,570
ATP Oil & Gas Corp. (a)(b)	19,579	143,906

Common Stocks	Shares	Value
Oil: Crude Producers (concluded)
Berry Petroleum Co., Class A	22,547	$1,062,640
Bill Barrett Corp. (a)	20,583	535,364
Bonanza Creek Energy, Inc. (a)	4,374	95,572
BPZ Resources, Inc. (a)	44,737	180,290
Callon Petroleum Co. (a)	17,194	108,150
CAMAC Energy, Inc. (a)	21,796	21,796
Carrizo Oil & Gas, Inc. (a)	16,926	478,329
Ceres, Inc. (a)	609	9,738
Cheniere Energy, Inc. (a)	67,199	1,006,641
Clayton Williams Energy, Inc. (a)	2,603	206,782
Comstock Resources, Inc. (a)	20,948	331,607
Contango Oil & Gas Co. (a)(b)	5,354	315,404
Crimson Exploration, Inc. (a)	9,052	37,566
DHT Holdings Inc.	108	11,232
Endeavour International Corp. (a)	16,329	193,499
Energy Partners Ltd. (a)(b)	12,752	211,811
Energy XXI Bermuda Ltd. (a)	32,891	1,187,694
Evolution Petroleum Corp. (a)(b)	7,092	65,956
FX Energy, Inc. (a)(b)	23,017	125,212
Gastar Exploration Ltd. (a)	25,605	76,559
GeoResources, Inc. (a)	8,829	289,061
GMX Resources, Inc. (a)(b)	30,063	38,180
Goodrich Petroleum Corp. (a)(b)	11,376	216,371
Gulfport Energy Corp. (a)	19,894	579,313
Harvest Natural Resources, Inc. (a)	14,905	105,527
Houston American Energy Corp. (a)	7,655	39,959
Hyperdynamics Corp. (a)	73,227	94,463
Isramco, Inc. (a)	442	38,613
Kodiak Oil & Gas Corp. (a)	112,656	1,122,054
Magnum Hunter Resources Corp. (a)(b)	48,998	314,077
McMoRan Exploration Co. (a)	42,819	458,163
Northern Oil and Gas, Inc. (a)	27,558	571,553
Oasis Petroleum, Inc. (a)	26,039	802,782
Panhandle Oil & Gas, Inc.	3,064	90,327
Penn Virginia Corp.	20,130	91,591
Petroleum Development Corp. (a)(b)	10,352	383,956
Petroquest Energy, Inc. (a)	24,634	151,253
Resolute Energy Corp. (a)	20,215	230,047
Rex Energy Corp. (a)	18,317	195,626
Rosetta Resources, Inc. (a)	23,172	1,129,867
Sanchez Energy Corp. (a)	4,374	98,196
Stone Energy Corp. (a)(b)	21,404	611,940
Swift Energy Co. (a)	18,495	536,910
Triangle Petroleum Corp. (a)	18,916	130,520
Vaalco Energy, Inc. (a)	22,535	212,956
Venoco, Inc. (a)	13,026	141,202
Voyager Oil & Gas, Inc. (a)	21,269	51,684
W&T Offshore, Inc.	15,376	324,126
Warren Resources, Inc. (a)	31,545	102,837
Zion Oil & Gas, Inc. (a)	12,733	33,615
		16,397,251
Oil: Integrated — 0.1%
Targa Resources, Inc.	7,221	328,194

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	15

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil: Refining & Marketing — 0.6%
Alon USA Energy, Inc.	5,373	$48,626
Clean Energy Fuels Corp. (a)(b)	21,584	459,307
CVR Energy, Inc. (a)	38,499	1,029,848
Delek US Holdings, Inc.	6,466	100,288
Miller Energy Resources, Inc. (a)	14,068	59,367
Renewable Energy Group, Inc. (a)	3,149	32,624
Western Refining, Inc.	23,099	434,723
World Fuel Services Corp.	31,053	1,273,173
		3,437,956
Paints & Coatings — 0.2%
Chase Corp.	2,952	46,494
Ferro Corp. (a)	38,134	226,516
H.B. Fuller Co.	21,503	705,943
		978,953
Paper — 0.5%
Boise, Inc.	37,517	308,014
Buckeye Technologies, Inc.	17,421	591,791
Clearwater Paper Corp. (a)	10,106	335,620
Kapstone Paper and Packaging Corp. (a)	17,151	337,875
Neenah Paper, Inc.	6,700	199,258
P.H. Glatfelter Co.	19,141	302,045
Schweitzer-Mauduit International, Inc.	7,014	484,387
Verso Paper Corp. (a)	7,644	14,371
Wausau Paper Corp.	21,584	202,458
		2,775,819
Personal Care — 0.1%
Female Health Co.	8,470	45,907
USANA Health Sciences, Inc. (a)	2,845	106,204
WD-40 Co.	7,013	318,040
		470,151
Pharmaceuticals — 2.1%
Achillion Pharmaceuticals, Inc. (a)(b)	20,839	199,638
Acura Pharmaceuticals, Inc. (a)(b)	5,173	17,899
Akorn, Inc. (a)(b)	24,645	288,347
Ampio Pharmaceuticals, Inc. (a)	8,984	30,635
Anacor Pharmaceuticals, Inc. (a)	5,090	29,980
Ardea Biosciences, Inc. (a)(b)	10,133	220,494
Auxilium Pharmaceuticals, Inc. (a)	21,016	390,267
Avanir Pharmaceuticals, Inc. (a)(b)	58,214	199,092
BioCryst Pharmaceuticals, Inc. (a)	12,899	62,302
Biospecifics Technologies (a)	2,007	31,751
Cadence Pharmaceuticals, Inc. (a)	21,781	80,590
Cambrex Corp. (a)	12,896	90,143
Cempra Holdings LLC (a)	1,851	13,975
Cleveland BioLabs, Inc. (a)	11,908	29,294
Columbia Laboratories, Inc. (a)	18,549	13,170
Corcept Therapeutics, Inc. (a)	18,131	71,255
Depomed, Inc. (a)(b)	23,618	147,849
Durect Corp. (a)	38,471	30,777
Dusa Pharmaceuticals, Inc. (a)	10,806	67,646
Endocyte, Inc. (a)	7,761	38,650

Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Hi-Tech Pharmacal Co., Inc. (a)	4,545	$163,302
Impax Laboratories, Inc. (a)	28,437	698,981
Infinity Pharmaceuticals, Inc. (a)	8,338	99,722
Ironwood Pharmaceuticals, Inc. (a)	23,661	314,928
Isis Pharmaceuticals, Inc. (a)(b)	43,751	383,696
ISTA Pharmaceuticals, Inc. (a)	14,078	126,843
Jazz Pharmaceuticals Plc (a)	9,615	466,039
K-V Pharmaceutical Co., Class A (a)(b)	24,539	32,391
Lannett Co., Inc. (a)	6,830	28,481
MAP Pharmaceuticals, Inc. (a)	9,603	137,899
The Medicines Co. (a)	23,389	469,417
Medicis Pharmaceutical Corp., Class A	27,030	1,016,058
Obagi Medical Products, Inc. (a)	8,125	108,875
Optimer Pharmaceuticals, Inc. (a)(b)	20,338	282,698
Pacira Pharmaceuticals, Inc. (a)	3,313	38,232
Pain Therapeutics, Inc. (a)	16,676	59,867
Par Pharmaceutical Cos., Inc. (a)	15,743	609,726
Pernix Therapeutics Holdings, Inc. (a)	1,687	15,183
Pharmacyclics, Inc. (a)	19,938	553,479
Pozen, Inc. (a)	11,868	71,208
Prestige Brands Holdings, Inc. (a)	22,100	386,308
Questcor Pharmaceuticals, Inc. (a)	23,234	874,063
Sagent Pharmaceuticals, Inc. (a)	2,989	53,413
Salix Pharmaceuticals Ltd. (a)(b)	25,481	1,337,752
Santarus, Inc. (a)	23,329	136,475
Sciclone Pharmaceuticals, Inc. (a)(b)	15,189	95,843
SIGA Technologies, Inc. (a)(b)	15,703	52,762
Spectrum Pharmaceuticals, Inc. (a)(b)	25,242	318,806
Vical, Inc. (a)	37,437	127,286
Vivus, Inc. (a)	42,629	953,184
Xenoport, Inc. (a)	15,654	70,443
Zogenix, Inc. (a)	9,139	18,278
		12,155,392
Plastics — 0.1%
A. Schulman, Inc.	13,569	366,634
Spartech Corp. (a)	13,708	66,895
		433,529
Power Transmission Equipment — 0.2%
Active Power, Inc. (a)	40,379	31,500
Advanced Energy Industries, Inc. (a)	17,214	225,848
Generac Holdings, Inc. (a)	10,950	268,822
Global Power Equipment Group, Inc. (a)	6,885	190,715
Maxwell Technologies, Inc. (a)	12,262	224,762
Powell Industries, Inc. (a)	3,856	132,068
Power-One, Inc. (a)	30,033	136,650

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	16

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Power Transmission Equipment (concluded)
Vicor Corp.	8,775	$70,200
		1,280,565
Precious Metals & Minerals — 0.2%
Golden Minerals Co. (a)	12,309	103,765
Horsehead Holding Corp. (a)	19,223	218,950
Stillwater Mining Co. (a)	50,288	635,640
		958,355
Printing & Copying Services — 0.0%
Casella Waste Systems, Inc. (a)	11,153	69,483
Cenveo, Inc. (a)	24,172	81,702
		151,185
Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	21,352	356,151
Park-Ohio Holdings Corp. (a)	3,680	73,784
		429,935
Production Technology Equipment — 1.3%
ATMI, Inc. (a)(c)	13,942	324,849
Axcelis Technologies, Inc. (a)	46,865	80,608
Brooks Automation, Inc.	29,132	359,198
Cognex Corp.	18,068	765,360
Cohu, Inc.	10,594	120,454
Cymer, Inc. (a)	13,337	666,850
Electro Scientific Industries, Inc.	9,909	148,734
Entegris, Inc. (a)	58,643	547,726
FEI Co. (a)	16,904	830,155
FSI International, Inc. (a)	17,098	83,609
GSI Group, Inc. (a)	11,345	136,821
Intevac, Inc. (a)	10,065	85,552
Kulicke & Soffa Industries, Inc. (a)	31,715	394,217
LTX-Credence Corp. (a)(b)	21,764	156,483
MKS Instruments, Inc.	22,745	671,660
Nanometrics, Inc. (a)	8,841	163,647
Photronics, Inc. (a)	25,938	172,488
Rudolph Technologies, Inc. (a)(b)	13,900	154,429
Tessera Technologies, Inc. (a)	22,531	388,660
Ultra Clean Holdings, Inc. (a)	10,061	75,860
Ultratech, Inc. (a)	11,052	320,287
Veeco Instruments, Inc. (a)	17,779	508,479
		7,156,126
Publishing — 0.3%
AH Belo Corp.	8,564	41,878
Courier Corp.	4,711	54,648
The Dolan Co. (a)(b)	13,269	120,881
Journal Communications, Inc., Class A (a)	19,040	107,195
Martha Stewart Living Omnimedia, Inc., Class A	12,440	47,396
McClatchy Co., Class A (a)	25,561	73,871
Meredith Corp. (b)	15,778	512,154
The New York Times Co., Class A (a)(b)	60,313	409,525
Scholastic Corp.	11,424	403,039

Common Stocks	Shares	Value
Publishing (concluded)
Value Line, Inc.	648	$7,957
		1,778,544
Radio & TV Broadcasters — 0.2%
Central European Media Enterprises, Ltd. (a)	16,113	114,402
Crown Media Holdings, Inc., Class A (a)	14,863	23,632
Cumulus Media, Inc., Class A (a)	16,895	58,963
Dial Global, Inc. (a)(b)	2,711	6,317
Entercom Communications Corp. (a)	10,736	69,677
Entravision Communications Corp., Class A	21,170	36,201
Fisher Communications, Inc. (a)	3,841	117,995
Gray Television, Inc. (a)	22,939	43,355
Lin TV Corp., Class A (a)	13,454	54,489
Nexstar Broadcasting Group, Inc., Class A (a)	4,547	37,785
Outdoor Channel Holdings, Inc.	6,558	47,939
Saga Communications, Inc. (a)	1,602	57,352
Sinclair Broadcast Group, Inc., Class A	22,162	245,112
		913,219
Railroad Equipment — 0.1%
American Railcar Industries, Inc. (a)	4,291	100,881
Freightcar America, Inc.	5,265	118,410
Greenbrier Cos., Inc. (a)	8,701	172,193
		391,484
Railroads — 0.2%
Genesee & Wyoming, Inc., Class A (a)	17,346	946,745
Railamerica, Inc. (a)	9,357	200,801
		1,147,546
Real Estate — 0.2%
AV Homes, Inc. (a)(b)	4,076	49,646
Consolidated-Tomoka Land Co.	1,862	55,394
Forestar Group, Inc. (a)	15,602	240,115
Griffin Land & Nurseries, Inc.	980	25,882
HFF, Inc., Class A (a)(b)	12,885	212,216
Kennedy-Wilson Holdings, Inc.	11,803	159,340
Tejon Ranch Co. (a)(b)	6,248	178,943
		921,536
Real Estate Investment Trusts (REITs) — 8.7%
Acadia Realty Trust	18,693	421,340
AG Mortgage Investment Trust, Inc.	4,451	87,863
Agree Realty Corp.	4,978	112,403
Alexander’s, Inc.	902	355,280
American Assets Trust, Inc.	14,111	321,731
American Campus Communities, Inc. (b)	32,602	1,457,961
American Capital Mortgage Investment Corp.	7,255	157,941

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	17

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Anworth Mortgage Asset Corp.	59,270	$389,997
Apollo Commercial Real Estate Finance, Inc.	8,885	139,050
ARMOUR Residential REIT, Inc.	76,908	519,129
Ashford Hospitality Trust, Inc.	22,963	206,897
Associated Estates Realty Corp.	18,189	297,208
BioMed Realty Trust, Inc.	67,530	1,281,719
Campus Crest Communities, Inc.	13,409	156,349
CapLease, Inc.	29,985	120,840
Capstead Mortgage Corp.	40,148	526,340
CBL & Associates Properties, Inc. (b)	64,989	1,229,592
Cedar Realty Trust, Inc.	24,851	127,237
Chatham Lodging Trust	6,094	77,333
Chesapeake Lodging Trust	14,173	254,689
Cogdell Spencer, Inc.	19,506	82,705
Colonial Properties Trust	38,435	835,193
Colony Financial, Inc.	14,437	236,478
Coresite Realty Corp.	8,707	205,398
Cousins Properties, Inc.	40,275	305,285
CreXus Investment Corp.	25,273	261,323
CubeSmart	53,378	635,198
CYS Investments, Inc.	48,662	636,986
DCT Industrial Trust, Inc.	106,953	631,023
DiamondRock Hospitality Co.	73,296	754,216
Dupont Fabros Technology, Inc. (b)	25,676	627,778
Dynex Capital Corp.	23,647	225,829
Eastgroup Properties, Inc. (b)	11,794	592,295
Education Realty Trust, Inc.	40,422	438,174
Entertainment Properties Trust (b)	20,473	949,538
Equity Lifestyle Properties, Inc.	14,208	990,866
Equity One, Inc. (b)	23,561	476,403
Excel Trust, Inc.	13,345	161,208
Extra Space Storage, Inc. (b)	41,196	1,186,033
FelCor Lodging Trust, Inc. (a)	54,862	197,503
First Industrial Realty Trust, Inc. (a)	38,091	470,424
First Potomac Realty Trust	22,055	266,645
Franklin Street Properties Corp. (b)	31,291	331,685
Getty Realty Corp.	11,551	179,965
Gladstone Commercial Corp.	4,759	81,902
Glimcher Realty Trust	60,530	618,617
Government Properties Income Trust	15,644	377,177
Hatteras Financial Corp.	32,788	914,785
Healthcare Realty Trust, Inc.	33,999	747,978
Hersha Hospitality Trust	62,184	339,525
Highwoods Properties, Inc. (b)	29,984	999,067
Home Properties, Inc.	21,051	1,284,322
Hudson Pacific Properties, Inc.	9,633	145,747
Inland Real Estate Corp.	34,064	302,148
InvesCo. Mortgage Capital, Inc.	50,686	894,608
Investors Real Estate Trust	35,933	276,325
iStar Financial, Inc. (a)	35,959	260,703
Kilroy Realty Corp. (b)	29,997	1,398,160
Kite Realty Group Trust	24,581	129,542
LaSalle Hotel Properties	37,290	1,049,341

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Lexington Corporate Properties Trust	51,993	$467,417
LTC Properties, Inc.	13,381	428,192
Medical Properties Trust, Inc.	58,817	545,822
MFA Financial, Inc.	156,550	1,169,428
Mid-America Apartment Communities, Inc.	17,970	1,204,529
Mission West Properties, Inc.	7,784	76,750
Monmouth Real Estate Investment Corp., Class A	17,089	166,447
MPG Office Trust, Inc. (a)	22,327	52,245
National Health Investors, Inc. (b)	10,678	520,873
National Retail Properties, Inc. (b)	45,819	1,245,819
Newcastle Investment Corp.	46,399	291,386
NorthStar Realty Finance Corp.	47,114	254,887
Omega Healthcare Investors, Inc.	44,671	949,705
One Liberty Properties, Inc.	4,908	89,816
Parkway Properties, Inc.	9,583	100,430
Pebblebrook Hotel Trust	21,876	493,960
Pennsylvania Real Estate Investment Trust (b)	24,535	374,649
PennyMac Mortgage Investment Trust (d)	12,390	231,321
Post Properties, Inc.	23,223	1,088,230
Potlatch Corp.	17,610	551,897
PS Business Parks, Inc.	8,132	532,971
RAIT Financial Trust	20,837	103,560
Ramco-Gershenson Properties Trust (b)	17,033	208,143
Redwood Trust, Inc.	34,502	386,422
Resource Capital Corp.	35,092	189,146
Retail Opportunity Investments Corp.	21,678	261,003
RLJ Lodging Trust	12,186	227,025
Sabra Healthcare REIT, Inc.	16,250	267,150
Saul Centers, Inc.	3,221	130,000
Sovran Self Storage, Inc. (b)	12,092	602,544
STAG Industrial, Inc.	6,873	95,947
Starwood Property Trust, Inc.	40,859	858,856
Strategic Hotel Capital, Inc. (a)	76,038	500,330
Summit Hotel Properties, Inc.	11,966	90,702
Sun Communities, Inc.	11,360	492,229
Sunstone Hotel Investors, Inc. (a)	51,179	498,483
Tanger Factory Outlet Centers, Inc.	37,652	1,119,394
Terreno Realty Corp.	5,653	80,894
Two Harbors Investment Corp.	91,812	930,974
UMH Properties, Inc.	5,400	59,184
Universal Health Realty Income Trust	4,903	194,306
Urstadt Biddle Properties, Inc., Class A	10,157	200,499
Walter Investment Management Corp.	11,324	255,356
Washington Real Estate Investment Trust	28,932	859,280
Whitestone REIT	3,177	41,428

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	18

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Winthrop Realty Trust	12,680	$146,961
		49,375,587
Recreational Vehicles & Boats — 0.3%
Arctic Cat, Inc. (a)	5,343	228,841
Brunswick Corp.	38,874	1,001,006
Drew Industries, Inc. (a)	8,411	229,704
Marine Products Corp.	4,337	25,805
Winnebago Industries, Inc. (a)	12,809	125,528
		1,610,884
Rental & Leasing Services: Consumer — 0.5%
Amerco, Inc.	3,747	395,346
Avis Budget Group, Inc. (a)	45,768	647,617
Dollar Thrifty Automotive Group, Inc. (a)(b)	12,651	1,023,593
Rent-A-Center, Inc.	25,711	970,590
Zipcar, Inc. (a)	4,537	67,193
		3,104,339
Restaurants — 1.5%
AFC Enterprises, Inc. (a)	10,868	184,321
Benihana, Inc.	6,298	82,189
Biglari Holdings, Inc. (a)	531	213,913
BJ’s Restaurants, Inc. (a)	10,481	527,718
Bob Evans Farms, Inc.	13,182	497,225
Bravo Brio Restaurant Group, Inc. (a)	8,455	168,762
Buffalo Wild Wings, Inc. (a)	8,002	725,701
Caribou Coffee Co., Inc. (a)	5,686	105,987
Carrols Restaurant Group, Inc. (a)	5,536	84,424
CEC Entertainment, Inc.	7,824	296,608
The Cheesecake Factory, Inc. (a)(b)	23,955	704,038
Cracker Barrel Old Country Store, Inc.	9,958	555,656
Denny’s Corp. (a)	43,456	175,562
DineEquity, Inc. (a)	6,800	337,280
Domino’s Pizza, Inc.	25,461	924,234
Einstein Noah Restaurant Group, Inc.	2,781	41,493
Ellie Mae, Inc. (a)	3,479	38,826
Jack in the Box, Inc. (a)	19,043	456,461
Jamba, Inc. (a)(b)	29,300	60,651
Krispy Kreme Doughnuts, Inc. (a)(b)	25,709	187,676
Luby’s, Inc. (a)	7,821	47,474
O’Charleys, Inc. (a)	8,084	79,547
P.F. Chang’s China Bistro, Inc.	9,343	369,235
Papa John’s International, Inc. (a)	8,192	308,511
Red Robin Gourmet Burgers, Inc. (a)	5,700	211,983
Ruby Tuesday, Inc. (a)	28,709	262,113
Ruth’s Hospitality Group, Inc. (a)(b)	15,487	117,546
Sonic Corp. (a)	27,154	208,543
Texas Roadhouse, Inc., Class A	27,410	456,102
		8,429,779

Common Stocks	Shares	Value
Scientific Instruments: Control & Filter — 0.7%
Brady Corp.	20,691	$669,354
CIRCOR International, Inc.	7,573	251,954
Energy Recovery, Inc. (a)	21,054	48,424
ESCO Technologies, Inc.	11,479	422,083
The Gorman-Rupp Co.	6,694	195,331
Mine Safety Appliances Co.	11,800	484,744
PMFG, Inc. (a)	9,079	136,276
Robbins & Myers, Inc.	17,260	898,383
Sun Hydraulics, Inc.	8,836	231,150
Thermon Group Holdings, Inc. (a)	4,381	89,591
Watts Water Technologies, Inc., Class A	13,043	531,502
X-Rite, Inc. (a)	11,966	54,325
		4,013,117
Scientific Instruments: Electrical — 0.6%
A.O. Smith Corp.	16,613	746,754
A123 Systems, Inc. (a)(b)	39,872	44,657
American Superconductor Corp. (a)(b)	19,598	80,744
AZZ, Inc.	5,504	284,227
Broadwind Energy, Inc. (a)	55,821	26,241
Coleman Cable, Inc. (a)	3,441	33,447
EnerSys (a)(b)	20,782	720,096
Franklin Electric Co., Inc.	10,091	495,165
Houston Wire & Cable Co.	7,802	108,370
Littelfuse, Inc.	9,360	586,872
Preformed Line Products Co.	1,075	70,412
SatCon Technology Corp. (a)	25,649	9,234
Taser International, Inc. (a)(b)	24,350	105,679
Valence Technology, Inc. (a)	36,478	29,485
		3,341,383
Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	6,619	224,980
Faro Technologies, Inc. (a)	7,078	412,860
Measurement Specialties, Inc. (a)	6,565	221,240
Vishay Precision Group, Inc. (a)	5,355	79,415
Zygo Corp. (a)	6,981	136,618
		1,075,113
Scientific Instruments: Pollution Control — 0.6%
Clean Harbors, Inc. (a)	20,536	1,382,689
Darling International, Inc. (a)	51,167	891,329
EnergySolutions, Inc. (a)	35,058	171,784
Fuel Tech, Inc. (a)	8,440	46,082
Heritage-Crystal Clean, Inc. (a)	1,958	39,062
Met-Pro Corp.	6,509	68,735
Metalico, Inc. (a)	17,549	74,934
Team, Inc. (a)	8,547	264,530
TRC Cos., Inc. (a)	8,167	49,900
US Ecology, Inc.	8,060	175,225
		3,164,270
Securities Brokerage & Services — 0.4%
BGC Partners, Inc.	33,424	247,003
FXCM, Inc.	7,625	99,049
Gain Capital Holdings, Inc.	3,863	19,392

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	19

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Securities Brokerage & Services (concluded)
GFI Group, Inc.	31,377	$117,978
Gladstone Investment Corp.	9,734	73,687
International FCStone, Inc. (a)	5,810	122,591
Investment Technology Group, Inc. (a)	16,701	199,744
KBW, Inc.	14,559	269,342
Knight Capital Group, Inc., Class A (a)	43,790	563,577
Ladenburg Thalmann Financial Services, Inc. (a)	46,859	83,409
MarketAxess Holdings, Inc.	12,515	466,684
SWS Group, Inc.	12,981	74,251
		2,336,707
Semiconductors & Components — 2.1%
Aeroflex Holding Corp. (a)	8,724	97,185
Alpha & Omega Semiconductor, Ltd. (a)	6,557	63,078
Amkor Technology, Inc. (a)	38,847	238,715
Amtech Systems, Inc. (a)	4,025	33,528
Anadigics, Inc. (a)(b)	29,947	70,974
Applied Micro Circuits Corp. (a)	27,936	193,876
AXT, Inc. (a)	14,118	89,649
Cavium, Inc. (a)(b)	21,125	653,608
Ceva, Inc. (a)	10,119	229,802
Cirrus Logic, Inc. (a)(b)	28,952	689,058
Diodes, Inc. (a)	15,374	356,369
DSP Group, Inc. (a)	6,828	45,474
eMagin Corp. (a)	8,510	27,658
Entropic Communications, Inc. (a)	37,787	220,298
Exar Corp. (a)	15,964	134,098
Formfactor, Inc. (a)	22,200	123,876
GT Advanced Technologies, Inc. (a)	51,603	426,757
Hittite Microwave Corp. (a)	13,706	744,373
Inphi Corp. (a)	9,532	135,164
Integrated Device Technology, Inc. (a)(b)	64,298	459,731
Integrated Silicon Solutions, Inc. (a)	11,768	131,331
Intermolecular, Inc. (a)	4,221	26,212
IXYS Corp. (a)	10,631	140,329
Kopin Corp. (a)(b)	29,889	121,648
Lattice Semiconductor Corp. (a)	51,870	333,524
MaxLinear, Inc., Class A (a)(b)	6,644	37,007
Micrel, Inc.	22,229	228,070
Microsemi Corp. (a)	37,763	809,639
Mindspeed Technologies, Inc. (a)	14,734	93,856
MIPS Technologies, Inc. (a)	23,191	126,159
Monolithic Power Systems, Inc. (a)	13,194	259,526
MoSys, Inc. (a)	14,701	58,363
Omnivision Technologies, Inc. (a)	22,865	457,300
Pericom Semiconductor Corp. (a)	11,003	89,014
PLX Technology, Inc. (a)	19,578	78,704
Power Integrations, Inc.	12,549	465,819
Rambus, Inc. (a)	43,257	279,008
RF Micro Devices, Inc. (a)	120,632	600,747
Rubicon Technology, Inc. (a)	7,747	80,801

Common Stocks	Shares	Value
Semiconductors & Components (concluded)
Semtech Corp. (a)	28,546	$812,419
Sigma Designs, Inc. (a)	13,980	72,416
Silicon Image, Inc. (a)	35,011	205,865
Spansion, Inc., Class A (a)	22,169	270,018
Standard Microsystems Corp. (a)	10,125	261,934
Supertex, Inc. (a)	4,509	81,478
TriQuint Semiconductor, Inc. (a)	71,668	494,151
Volterra Semiconductor Corp. (a)(b)	10,805	371,854
		12,020,463
Shipping — 0.4%
Baltic Trading Ltd.	7,321	30,382
DHT Holdings, Inc.	27,015	25,934
Eagle Bulk Shipping, Inc. (a)(b)	28,257	54,819
Excel Maritime Carriers Ltd. (a)(b)	19,083	38,166
Frontline, Ltd. (b)	22,622	173,963
Genco Shipping & Trading Ltd. (a)	14,935	94,987
Gulfmark Offshore, Inc., Class A (a)	10,294	473,112
International Shipholding Corp.	2,400	55,416
Knightsbridge Tankers Ltd.	9,691	139,357
Nordic American Tankers Ltd. (b)	23,317	370,274
Overseas Shipholding Group, Inc. (b)	11,702	147,796
Scorpio Tankers, Inc. (a)(b)	13,152	92,853
Ship Finance International Ltd.	19,907	304,577
Teekay Tankers Ltd., Class A	23,279	141,304
Ultrapetrol Bahamas Ltd. (a)	9,917	19,834
		2,162,774
Specialty Retail — 3.6%
1-800-FLOWERS.COM, Inc., Class A (a)	10,592	32,094
Aéropostale, Inc. (a)	35,268	762,494
America’s Car-Mart Inc. (a)	3,749	164,881
ANN, Inc. (a)	21,120	604,877
Asbury Automotive Group, Inc. (a)	12,823	346,221
Ascena Retail Group, Inc. (a)	27,455	1,216,806
Barnes & Noble, Inc. (a)(b)	12,764	169,123
bebe Stores, Inc.	16,919	156,162
Big 5 Sporting Goods Corp.	9,729	76,275
Blue Nile, Inc. (a)(b)	5,231	172,518
Body Central Corp. (a)	5,148	149,395
Brown Shoe Co., Inc.	18,462	170,404
The Buckle, Inc.	11,759	563,256
Build-A-Bear Workshop, Inc. (a)	6,132	32,193
Cabela’s, Inc., Class A (a)	18,920	721,798
Casual Male Retail Group, Inc. (a)	18,904	63,517
The Cato Corp., Class A	12,169	336,351
Charming Shoppes, Inc. (a)	51,172	301,915
The Children’s Place Retail Stores, Inc. (a)	10,683	551,991
Christopher & Banks Corp.	15,034	27,963
Citi Trends, Inc. (a)	6,585	75,464
Coldwater Creek, Inc. (a)	30,300	35,148
Collective Brands, Inc. (a)	26,801	526,908
Conn’s, Inc. (a)	6,367	97,734

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	20

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Specialty Retail (concluded)
Cost Plus, Inc. (a)	8,332	$149,143
Destination Maternity Corp.	4,719	87,632
Express, Inc. (a)	24,101	602,043
The Finish Line, Inc., Class A	22,597	479,508
Francesca’s Holdings Corp. (a)	4,408	139,337
Genesco, Inc. (a)	10,351	741,649
Group 1 Automotive, Inc.	9,896	555,858
Haverty Furniture Cos., Inc.	8,183	90,831
hhgregg, Inc. (a)(b)	7,433	84,588
Hibbett Sports, Inc. (a)	11,954	652,091
Hot Topic, Inc.	18,549	188,272
Jos. A. Bank Clothiers, Inc. (a)	12,057	607,793
Lithia Motors, Inc., Class A	9,701	254,166
Lumber Liquidators Holdings, Inc. (a)	10,156	255,017
MarineMax, Inc. (a)(b)	10,197	83,921
Mattress Firm Holding Corp. (a)	2,499	94,712
The Men’s Wearhouse, Inc.	22,506	872,558
Monro Muffler, Inc.	13,240	549,328
New York & Co. (a)	12,538	46,767
Nu Skin Enterprises, Inc., Class A	24,031	1,391,635
Office Depot, Inc. (a)	120,418	415,442
OfficeMax, Inc. (a)(b)	37,793	216,176
Pacific Sunwear of California, Inc. (a)	19,654	34,591
Penske Automotive Group, Inc.	19,397	477,748
The Pep Boys - Manny, Moe & Jack	24,489	365,376
Pier 1 Imports, Inc. (a)	42,915	780,195
Regis Corp.	24,966	460,123
Rue21, Inc. (a)	6,582	193,116
Shoe Carnival, Inc. (a)	4,017	129,428
Shutterfly, Inc. (a)	12,963	406,131
Sonic Automotive, Inc.	17,695	316,918
Stage Stores, Inc.	13,681	222,179
Stamps.com, Inc. (a)	5,169	144,112
Stein Mart, Inc. (a)	12,175	80,355
Systemax, Inc. (a)	4,723	79,630
The Talbots, Inc. (a)	30,694	93,003
Teavana Holdings, Inc. (a)(b)	3,176	62,631
Vitamin Shoppe, Inc. (a)(b)	10,786	476,849
The Wet Seal, Inc., Class A (a)(b)	39,734	137,082
Zale Corp. (a)	14,570	45,021
Zumiez, Inc. (a)	9,352	337,701
		20,756,144
Steel — 0.1%
Carbonite, Inc. (a)	2,973	32,733
Handy & Harman Ltd. (a)	2,422	34,974
Olympic Steel, Inc.	3,998	95,952
Shiloh Industries, Inc.	2,458	23,425
TMS International Corp. (a)	5,695	68,909
Universal Stainless & Alloy Products, Inc. (a)(b)	3,123	133,414
		389,407
Sugar — 0.0%
Imperial Sugar Co., New Shares	5,097	23,905

Common Stocks	Shares	Value
Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)	12,208	$138,195
Technology: Miscellaneous — 0.3%
Benchmark Electronics, Inc. (a)	26,684	440,019
CTS Corp.	15,093	158,778
Fabrinet (a)	8,964	158,753
Pendrell Corp. (a)	66,836	174,442
Plexus Corp. (a)	15,416	539,406
Sanmina-SCI Corp. (a)	35,429	405,662
Vocus, Inc. (a)	7,725	102,356
		1,979,416
Telecommunications Equipment — 0.2%
Arris Group, Inc. (a)	50,087	565,983
Brightpoint, Inc. (a)	29,957	241,154
Communications Systems, Inc.	2,739	35,963
OpNext, Inc. (a)	18,207	28,221
Powerwave Technologies, Inc. (a)	14,990	30,729
Symmetricom, Inc. (a)	18,967	109,440
Ubiquiti Networks, Inc. (a)(b)	3,813	120,605
		1,132,095
Textile Products — 0.1%
Interface, Inc., Class A	23,183	323,403
Unifi, Inc. (a)	6,233	60,211
		383,614
Textiles Apparel & Shoes — 1.5%
Carter’s, Inc. (a)(b)	21,492	1,069,657
Cherokee, Inc.	3,791	43,179
Columbia Sportswear Co.	5,330	252,908
Crocs, Inc. (a)	39,431	824,896
Delta Apparel, Inc. (a)	3,181	52,264
G-III Apparel Group Ltd. (a)	7,254	206,159
Iconix Brand Group, Inc. (a)	31,620	549,556
The Jones Group, Inc.	35,569	446,747
K-Swiss, Inc., Class A (a)	11,853	48,597
Kenneth Cole Productions, Inc., Class A (a)	3,311	53,307
Liz Claiborne, Inc. (a)	41,174	550,085
Maidenform Brands, Inc. (a)(b)	10,250	230,727
Oxford Industries, Inc.	5,630	286,117
Perry Ellis International, Inc. (a)(b)	5,352	99,922
Quiksilver, Inc. (a)	57,039	230,438
R.G. Barry Corp.	3,838	46,824
Skechers U.S.A., Inc., Class A (a)	16,431	209,002
Steven Madden Ltd. (a)	16,479	704,477
True Religion Apparel, Inc. (a)	11,318	310,113
Vera Bradley, Inc. (a)	8,688	262,291
The Warnaco Group, Inc. (a)	17,701	1,033,738
Weyco Group, Inc.	3,129	74,157
Wolverine World Wide, Inc.	21,626	804,055
		8,389,216
Tobacco — 0.2%
Alliance One International, Inc. (a)(b)	38,106	143,660
Star Scientific, Inc. (a)(b)	47,204	154,829

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	21

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Tobacco (concluded)
Universal Corp.	10,064	$468,983
Vector Group Ltd.	21,220	376,018
		1,143,490
Toys — 0.1%
Jakks Pacific, Inc.	11,915	207,917
Leapfrog Enterprises, Inc. (a)	18,219	152,311
		360,228
Transportation Miscellaneous — 0.2%
Echo Global Logistics, Inc. (a)	4,910	79,051
HUB Group, Inc., Class A (a)	15,983	575,867
Odyssey Marine Exploration, Inc. (a)	31,825	98,658
Pacer International, Inc. (a)	15,365	97,107
Textainer Group Holdings Ltd.	5,037	170,754
Wesco Aircraft Holdings, Inc. (a)	9,220	149,364
		1,170,801
Truckers — 0.7%
Arkansas Best Corp.	11,167	210,051
Celadon Group, Inc.	8,820	137,151
Covenant Transport Group, Inc., Class A (a)	3,500	11,200
Forward Air Corp.	12,749	467,506
Heartland Express, Inc.	22,179	320,708
Knight Transportation, Inc.	26,601	469,774
Marten Transport Ltd.	6,794	149,944
Old Dominion Freight Line, Inc. (a)	20,770	990,106
Patriot Transportation Holding, Inc. (a)	2,765	64,397
Quality Distribution, Inc. (a)	6,956	95,854
Roadrunner Transportation Systems, Inc. (a)	3,967	68,827
Saia, Inc. (a)	6,993	118,951
Swift Transportation Co. (a)	34,811	401,719
Universal Truckload Services, Inc.	2,269	34,171
Werner Enterprises, Inc.	19,106	474,975
		4,015,334
Utilities: Electrical — 1.9%
Allete, Inc.	14,749	611,936
Atlantic Power Corp. (a)	49,553	685,814
Avista Corp.	25,192	644,411
Black Hills Corp.	19,157	642,334
Central Vermont Public Service Corp.	5,815	204,688
CH Energy Group, Inc.	6,827	455,566
Cleco Corp.	26,719	1,059,408
Dynegy, Inc. (a)	53,531	29,977
El Paso Electric Co.	18,340	595,867
The Empire District Electric Co.	18,376	373,952
Genie Energy Ltd.	6,076	58,755
IDACORP, Inc.	21,690	891,893
MGE Energy, Inc.	10,170	451,446
NorthWestern Corp.	15,843	561,793
Otter Tail Corp.	15,875	344,487
Pike Electric Corp. (a)	7,317	60,219

Common Stocks	Shares	Value
Utilities: Electrical (concluded)
PNM Resources, Inc.	34,739	$635,724
Portland General Electric Co.	32,957	823,266
UIL Holdings Corp.	22,100	768,196
Unisource Energy Corp.	16,012	585,559
Unitil Corp.	4,687	125,752
		10,611,043
Utilities: Gas Distributors — 0.9%
Chesapeake Utilities Corp.	4,166	171,306
The Laclede Group, Inc.	9,885	385,713
New Jersey Resources Corp.	18,152	809,035
Northwest Natural Gas Co.	11,661	529,409
Piedmont Natural Gas Co.	31,554	980,383
South Jersey Industries, Inc.	13,114	656,224
Southwest Gas Corp.	20,110	859,501
WGL Holdings, Inc.	22,484	915,099
		5,306,670
Utilities: Miscellaneous — 0.0%
Ormat Technologies, Inc.	7,930	159,789
Utilities: Telecommunications — 0.7%
8x8, Inc. (a)	27,252	114,458
Alaska Communications Systems Group, Inc.	20,185	62,170
Atlantic Tele-Network, Inc.	4,118	149,730
Boingo Wireless, Inc. (a)	2,368	28,653
Cbeyond Communications, Inc. (a)	12,307	98,456
Cincinnati Bell, Inc. (a)(b)	87,393	351,320
Cogent Communications Group, Inc. (a)	20,192	385,263
Consolidated Communications Holdings, Inc.	11,478	225,313
Fairpoint Communications, Inc. (a)(b)	9,042	33,998
General Communication, Inc., Class A (a)	15,590	135,945
Globalstar, Inc. (a)(b)	53,210	37,247
HickoryTech Corp.	5,956	61,585
IDT Corp., Class B	6,202	57,927
inContact, Inc. (a)	13,470	75,163
Iridium Communications, Inc. (a)	19,090	167,228
j2 Global, Inc.	20,026	574,346
Leap Wireless International, Inc. (a)	26,801	233,973
Lumos Networks Corp.	6,601	71,027
Neutral Tandem, Inc. (a)	13,796	168,173
NTELOS Holdings Corp.	6,584	136,289
ORBCOMM, Inc. (a)	15,523	59,763
Premiere Global Services, Inc. (a)	22,988	207,811
Shenandoah Telecom Co.	10,448	116,495
SureWest Communications	6,158	138,863
Towerstream Corp. (a)	18,705	88,849
USA Mobility, Inc.	9,836	137,015
Vonage Holdings Corp. (a)	60,998	134,806
		4,051,866

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	22

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities: Water — 0.2%
American States Water Co.	8,198	$296,276
Artesian Resources Corp., Class A	3,203	60,184
California Water Service Group	18,398	335,028
Connecticut Water Service, Inc.	3,728	105,465
Consolidated Water Co., Inc.	6,709	53,068
Middlesex Water Co.	6,815	128,735
SJW Corp.	6,225	150,147
York Water Co.	5,538	95,808
		1,224,711
Total Common Stocks – 94.0%		535,004,707

Investment Companies
Asset Management & Custodian — 0.3%
BlackRock Kelso Capital Corp. (d)	30,455	299,068
Gladstone Capital Corp.	9,371	75,999
Hercules Technology Growth Capital, Inc.	21,590	239,217
Pennantpark Investment Corp.	24,227	251,961
Prospect Capital Corp.	52,991	581,841
Total Investment Companies – 0.3%		1,448,086

Other Interests (e)
Machinery: Industrial — 0.0%
Gerber Scientific, Inc. (a)	12,866	129
Total Other Interests – 0.0%		129

Warrants (f)
Oil: Crude Producers — 0.0%
Magnum Hunter Resources Corp. (Expires 10/14/13)	5,700	—
Total Warrants – 0.0%		—
Total Long-Term Investments (Cost – $418,963,715) – 94.3%		536,452,922

Short-Term Securities	Shares	Value
Money Market Funds — 5.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (d)(g)	30,195,261	$30,195,261

Liquidity Series — 10.0%	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.24% (d)(g)(h)	$ 56,811	56,811,209
Total Short-Term Securities (Cost – $87,006,470) – 15.3%		87,006,470
Total Investments (Cost - $505,970,185*) – 109.6%		623,459,392
Liabilities in Excess of Other Assets – (9.6)%		(54,377,293)
Net Assets – 100.0%		$569,082,099

*	As of March 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$517,496,715
Gross unrealized appreciation	$134,557,136
Gross unrealized depreciation	(28,594,459)
Net unrealized appreciation	$105,962,677

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	23

Schedule of Investments (continued)	Master Small Cap Index Series

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2012	Value at March 31, 2012	Realized Gain/Loss	Income

BlackRock Kelso Capital Corp.	34,792	—		(4,337)	30,455	$299,068	$33,914	$8,818
BlackRock Liquidity Funds, TempFund, Institutional Class	7,771,176	22,424,085	[1]	—	30,195,261	$30,195,261	—	$4,883
BlackRock Liquidity Series LLC, Money Market Series	$58,201,803	—		$(1,390,594)[2]	$56,811,209	$56,811,209	—	$219,645
PennyMac Mortgage Investment Trust	13,158	3,545		(4,313)	12,390	$231,321	$14,675	$8,071

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts purchased as of March 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
317	Russell 2000 EMINI	ICE Futures US Indices	June 2012	$26,238,090	$22,343

•

For Series compliance purposes, the Series’ industry classifications refer to any one of more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	24

Schedule of Investments (concluded)	Master Small Cap Index Series

The following tables summarize the inputs used as of March 31, 2012 in determining the fair valuation of the Series’ investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments[1]:
Common Stocks	$534,993,475	$11,232	—	$535,004,707
Investment Companies	1,448,086	—	—	1,448,086
Other Interests	—	129	—	129
Short-Term Securities	30,195,261	56,811,209	—	87,006,470
Total	$566,636,822	$56,822,570	—	$623,459,392

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets
Equity Contracts	$22,343	—	—	$22,343
Total	$22,343	—	—	$22,343

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Series’ assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash	$9,626	—	—	$9,626
Cash pledged as collateral for financial futures contracts	1,790,000			1,790,000
Liabilities:
Collateral on Securities Loaned at Value	(56,811,209)	—	—	(56,811,209)
Total	$(55,011,583)	—	—	$(55,011,583)

There were no transfers between levels during the period ended March 31, 2012.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2012	25

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: May 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: May 23, 2012